UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811- 09525

Rydex Dynamic Funds

 (Exact name of registrant as specified in charter)

805 King Farm Boulevard, Suite 600

Rockville, Maryland 20850

 (Address of principal executive offices) (Zip code)

Donald C. Cacciapaglia, President

Rydex Dynamic Funds
805 King Farm Boulevard, Suite 600

Rockville, Maryland 20850

 (Name and address of agent for service)

Registrant's telephone number, including area code: 1-301-296-5100

Date of fiscal year end: December 31

Date of reporting period: December 31, 2012

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

DOMESTIC EQUITY FUNDS

S&P 500 2x STRATEGY FUND

INVERSE S&P 500 2x STRATEGY FUND

NASDAQ-100® 2x STRATEGY FUND

INVERSE NASDAQ-100® 2x STRATEGY FUND

DOW 2x STRATEGY FUND

INVERSE DOW 2x STRATEGY FUND

RUSSELL 2000® 2x STRATEGY FUND

INVERSE RUSSELL 2000® 2x STRATEGY FUND

DYN-ANN-1212x1213

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This report and the financial statements contained herein are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

Distributed by Guggenheim Distributors, LLC.

THE RYDEX FUNDS ANNUAL REPORT | 1

December 31, 2012

Dear Shareholder:

Security Investors, LLC (the “Investment Adviser”) is pleased to present the annual shareholder report for eight of our leveraged and inverse mutual funds.

The Investment Adviser is a part of Guggenheim Investments, which represents the investment management businesses of Guggenheim Partners, LLC, a global, diversified financial services firm.

This report covers performance of the following Rydex Funds for the annual period ended December 31, 2012, with the H-Class Share ticker in parentheses:

– Rydex S&P 500 2x Strategy Fund (RYTNX)

– Rydex Inverse S&P 500 2x Strategy Fund (RYTPX)

– Rydex NASDAQ-100® 2x Strategy Fund (RYVYX)

– Rydex Inverse NASDAQ-100® 2x Strategy Fund (RYVNX)

– Rydex Dow 2x Strategy Fund (RYCVX)

– Rydex Inverse Dow 2x Strategy Fund (RYCWX)

– Rydex Russell 2000® 2x Strategy Fund (RYRSX)

– Rydex Inverse Russell 2000® 2x Strategy Fund (RYIRX)

Guggenheim Distributors, LLC is the distributor of the Funds. Guggenheim Distributors, LLC is affiliated with Guggenheim Partners, LLC and Security Investors, LLC.

We encourage you to read the Economic and Market Overview section of the report, which follows this letter, and then the Performance Report and Fund Profile for each Fund.

We are committed to providing innovative investment solutions and appreciate the trust you place in us.

Sincerely,

Donald C. Cacciapaglia

President

January 31, 2013

Read each fund’s prospectus and summary prospectus (if available) carefully before investing. It contains the fund’s investment objectives, risks, charges, expenses and other information, which should be considered carefully before investing. Obtain a prospectus and summary prospectus (if available) at guggenheiminvestments.com or call 800.820.0888.

Inverse and leveraged Funds are not suitable for all investors. • These Funds should be utilized only by investors who (a) understand the risks associated with the use of leverage, (b) understand the consequences of seeking daily leveraged investment results, (c) understand the risk of shorting, and (d) intend to actively monitor and manage their investments. • The more a Fund invests in leveraged instruments, the more the leverage will magnify any gains or losses on those investments. • Inverse Funds involve certain risks, which include increased volatility due to the Funds’ possible use of short sales of securities and derivatives, such as options and futures. • The Funds’ use of derivatives, such as futures, options and swap agreements, may expose the Funds’ shareholders to additional risks that they would not be subject to if they invested directly in the securities underlying those derivatives. • Short-selling involves increased risks and costs. You risk paying more for a security than you received from its sale. • Leveraged and inverse Funds seek to provide investment results that match the performance of a specific benchmark, before fees and expenses, on a daily basis. Because the Funds seek to track the performance of their benchmark on a daily basis, mathematical compounding, especially with respect to those Funds that use leverage as part of their investment strategy, may prevent a fund from correlating with the monthly, quarterly, annual or other period performance of its benchmark. Due to the compounding of daily returns, leveraged and inverse Funds’ returns over periods other than one day will likely differ in amount and possibly direction from the benchmark return for the same period. For those Funds that consistently apply leverage, the value of the fund’s shares will tend to increase or decrease more than the value of any increase or decrease in its benchmark index. The Funds rebalance their portfolios on a daily basis, increasing exposure in response to that day’s gains or reducing exposure in response to that day’s losses. Daily rebalancing will impair a fund’s performance if the benchmark experiences volatility. Investors should monitor their leveraged and inverse Funds’ holdings consistent with their strategies, as frequently as daily. • For more on these and other risks, please read the prospectus.

2 | THE RYDEX FUNDS ANNUAL REPORT

ECONOMIC AND MARKET OVERVIEW	December 31, 2012

The U.S. economy is reaching "escape velocity," powered by the monetary rocket fuel from central banks around the world. Almost every domestic economic indicator is now positive and the economic backdrop is stronger than it has been in the last seven years.

Markets have now begun focusing on the U.S. debt ceiling debate, following Congress’ New Year’s reprieve on the Fiscal Cliff. Despite the uncertainty created by political partisanship in Washington, the strength of recent U.S. economic data demonstrates the resilience of the current U.S. economic expansion, including improvements in industrial production, initial jobless claims, third quarter GDP and continued recovery in the housing market. Investors can expect a continuation of the themes that have dominated the environment since the recovery began: tighter credit spreads, low interest rates, improving employment, modest inflation, and sustained economic growth.

Although Europe remains in a recession, more importantly, the political process towards fiscal unity appears to be underway with the initial steps taken towards the creation of a banking union. This has, for the time being, eliminated the worst-case scenario – an unwinding of the European Union. As the structural outlook in Europe improves, albeit at a glacial pace, tail risk, the possibility that an unlikely event will occur and cause a very large loss, is significantly mitigated. In China, along with the transition in political leadership, there are positive signs that the country may also have passed the bottom in the economic cycle, which could also be good news for emerging markets.

For the 12-month period ended December 31, 2012, the Standard & Poor’s 500 (“S&P 500”) Index*, which is generally regarded as an indicator of the broad U.S. stock market, returned 16.00%. Foreign markets were even stronger: the Morgan Stanley Capital International (“MSCI”) Europe-Australasia-Far East (“EAFE”) Index*, which is composed of approximately 1,100 companies in 20 developed countries in Europe and the Pacific Basin, returned 17.32%. The return of the MSCI Emerging Markets Index*, which measures market performance in global emerging markets, was 21.93%.

In the bond market, higher quality issues underperformed lower-rated bonds, as investors embraced risk. The Barclays U.S. Aggregate Bond Index*, which is a proxy for the U.S. investment grade bond market, posted a 4.21% return for the period, while the Barclays U.S. High Yield Index* returned 15.81%. Reflecting the Fed’s continuing accommodative monetary policy, interest rates on short-term securities remained at their lowest levels in many years; the return of the Bank of America Merrill Lynch 3-Month U.S. Treasury Bill Index* was 0.11% for the 12-month period.

The opinions and forecasts expressed may not actually come to pass. This information is subject to change at any time, based on market and other conditions, and should not be construed as a recommendation of any specific security or strategy.

*Index Definitions:

The following indices are referenced throughout this report. Indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees, or expenses.

Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar denominated, fixed-rate taxable bond market, including U.S. Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM pass-throughs), ABS, and CMBS.

Barclays U.S. High Yield Index measures the market of USD-denominated, non-investment grade, fixed-rate, taxable corporate bonds. Securities are classified as high yield if the middle rating of Moody’s, Fitch, and S&P is Ba1/BB+/BB+ or below.

Bank of America Merrill Lynch 3-Month U.S. Treasury Bill Index is an unmanaged market index of U.S. Treasury securities maturing in 90 days that assumes reinvestment of all income.

MSCI EAFE Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. & Canada.

MSCI Emerging Markets Index is a free float-adjusted market capitalization weighted index that is designed to measure equity market performance in the global emerging markets.

S&P 500® Index is a capitalization-weighted index of 500 stocks designed to measure the performance of the broad economy, representing all major industries and is considered a representation of the U.S. stock market.

NASDAQ-100® Index includes 100 of the largest domestic and international non-financial securities listed on The Nasdaq Stock Market based on market capitalization. The Index reflects companies across major industry groups including computer hardware and software, telecommunications, retail/wholesale trade and biotechnology. It does not contain securities of financial companies including investment companies.

Russell 2000® Index measures the performance of the small-cap value segment of the U.S. equity universe.

Dow Jones Industrial AverageSM (“DJIA”) Index is a price-weighted average of 30 significant stocks traded on the New York Stock Exchange and the Nasdaq. The DJIA was invented by Charles Dow back in 1896.

THE RYDEX FUNDS ANNUAL REPORT | 3

A BRIEF NOTE ON THE COMPOUNDING OF RETURNS (Unaudited)

The Funds described in this report are benchmarked daily to leveraged and/or inverse leveraged versions of published indices. To properly evaluate the performance of these funds, it is essential to understand the effect of mathematical compounding on their respective returns.

Because of the nonlinear effects of leverage applied over time, it is possible for a fund to perform in line with its benchmark for several individual periods in a row, yet seem to trail the benchmark over the entire period. It is also possible that a fund that performs in-line with its benchmark on a daily basis may seem to outperform its benchmark over longer periods.

An Example of Compounding

For example, consider a hypothetical fund that is designed to produce returns that correspond to 150% of an index. On the first day of a period, the index rises from a level of 100 to a level of 106, producing a 6.0% gain and an expectation that the fund will rise by 9.0%. On the same day, the fund’s net asset value (“NAV”) increases from $10.00 to $10.90 for a gain of 9.0%– in line with its benchmark.

On day two, assume the index falls from 106 to 99 for a loss of about 6.6%. The fund, as expected, falls 9.9% to a price of $9.82. On each day, the fund performed exactly in line with its benchmark, but for the two-day period, the fund was down 1.8%, while the index was down only 1.0%. Without taking into account the daily compounding of returns, one would expect the fund to lose 1.5% and would see the fund as trailing by 0.3% when in fact it had performed perfectly. This example is summarized in the table below.

	Index	Index	Fund		Fund
	Level	Performance	Expectation	Fund NAV	Performance	Assessment
Start	100			$10.00
Day 1	106	6.0%	9.0%	$10.90	9.0%	In line
Day 2	99	-6.6%	-9.9%	$9.82	-9.9%	In line
Cumulative		-1.0%	-1.5%		-1.8%	-0.3%

As illustrated by this simple example, the effect of leverage can make it difficult to form expectations or judgments about fund performance given only the returns of the unleveraged index.

Because certain funds seek to track the performance of their benchmark on a daily basis, mathematical compounding, especially with respect to those funds that use leverage as part of their investment strategy, may prevent a fund from correlating with the monthly, quarterly, annual or other period performance of its benchmark. Due to the compounding of daily returns, leveraged and inverse funds’ returns over periods other than one day will likely differ in amount and possibly direction from the benchmark return for the same period. Investors should monitor their leveraged and inverse funds’ holdings consistent with their strategies, as frequently as daily. For those funds that consistently apply leverage, the value of the fund’s shares will tend to increase or decrease more than the value of any increase or decrease in its benchmark index. For more on correlation, leverage and other risks, please read the prospectus.

In general, any change in direction in an index will produce compounding that seems to work against an investor. Were the index to move in the same direction (either up or down) for two or more periods in a row, the compounding of those returns would work in an investor’s favor, causing the fund to seemingly beat its benchmark.

As a general rule of thumb, more leverage in a fund will magnify the compounding effect, while less leverage will generally produce results that are more in line with expectations. In addition, periods of high volatility in an underlying index will also cause the effects of compounding to be more pronounced, while lower volatility will produce a more muted effect.

4 | THE RYDEX FUNDS ANNUAL REPORT

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)

All mutual funds have operating expenses and it is important for our shareholders to understand the impact of costs on their investments. Shareholders of a Fund incur two types of costs: (i) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; and exchange fees; and (ii) ongoing costs, including management fees, administrative services, and shareholder reports, among others. These ongoing costs, or operating expenses, are deducted from a fund’s gross income and reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets, which is known as the expense ratio. The following examples are intended to help investors understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 made at the beginning of the period and held for the entire six-month period beginning June 30, 2012 and ending December 31, 2012.

The following tables illustrate a Fund’s costs in two ways:

Table 1. Based on actual Fund return. This section helps investors estimate the actual expenses paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the fourth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. Investors may use the information here, together with the amount invested, to estimate the expenses paid over the period. Simply divide the Fund’s account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number provided under the heading “Expenses Paid During Period.”

Table 2. Based on hypothetical 5% return. This section is intended to help investors compare a Fund’s cost with those of other mutual funds. The table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid during the period. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on the 5% return. Investors can assess a Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

The calculations illustrated above assume no shares were bought or sold during the period. Actual costs may have been higher or lower, depending on the amount of investment and the timing of any purchases or redemptions.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments, and contingent deferred sales charges ("CDSC") on redemptions, if any. Therefore, the second table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

More information about a Fund’s expenses, including annual expense ratios for the past five years, can be found in the Financial Highlights section of this report. For additional information on operating expenses and other shareholder costs, please refer to the appropriate Fund prospectus.

THE RYDEX FUNDS ANNUAL REPORT | 5

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)

			Beginning	Ending	Expenses
	Expense	Fund	account value	Account Value	Paid During
	Ratio[1]	Return	June 30, 2012	December 31, 2012	Period[2]
Table 1. Based on actual Fund return[3]
S&P 500 2x Strategy Fund
A-Class	1.71%	9.93%	$1,000.00	$1,099.30	$9.02
C-Class	2.44%	9.56%	1,000.00	1,095.60	12.85
H-Class	1.71%	9.93%	1,000.00	1,099.30	9.02
Inverse S&P 500 2x Strategy Fund
A-Class	1.70%	(13.56%)	1,000.00	864.40	7.97
C-Class	2.45%	(13.84%)	1,000.00	861.60	11.46
H-Class	1.71%	(13.70%)	1,000.00	863.00	8.01
NASDAQ-100® 2x Strategy Fund
A-Class	1.73%	2.76%	1,000.00	1,027.60	8.82
C-Class	2.50%	2.36%	1,000.00	1,023.60	12.72
H-Class	1.75%	2.75%	1,000.00	1,027.50	8.92
Inverse NASDAQ-100® 2x Strategy Fund
A-Class	1.71%	(8.51%)	1,000.00	914.90	8.23
C-Class	2.41%	(8.96%)	1,000.00	910.40	11.57
H-Class	1.74%	(8.70%)	1,000.00	913.00	8.37
Dow 2x Strategy Fund
A-Class	1.72%	4.55%	1,000.00	1,045.50	8.84
C-Class	2.49%	4.15%	1,000.00	1,041.50	12.78
H-Class	1.73%	4.44%	1,000.00	1,044.40	8.89
Inverse Dow 2x Strategy Fund
A-Class	1.71%	(8.84%)	1,000.00	911.60	8.22
C-Class	2.46%	(9.35%)	1,000.00	906.50	11.79
H-Class	1.73%	(8.87%)	1,000.00	911.30	8.31
Russell 2000® 2x Strategy Fund
A-Class	1.68%	12.19%	1,000.00	1,121.90	8.96
C-Class	2.38%	11.79%	1,000.00	1,117.90	12.67
H-Class	1.71%	12.13%	1,000.00	1,121.30	9.12
Inverse Russell 2000® 2x Strategy Fund
A-Class	1.72%	(16.65%)	1,000.00	833.50	7.93
C-Class	2.46%	(16.91%)	1,000.00	830.90	11.32
H-Class	1.76%	(16.63%)	1,000.00	833.70	8.11

6 | THE RYDEX FUNDS ANNUAL REPORT

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited) (concluded)

			Beginning	Ending	Expenses
	Expense	Fund	account value	Account Value	Paid During
	Ratio[1]	Return	June 30, 2012	December 31, 2012	Period[2]
Table 2. Based on hypothetical 5% return (before expenses)
S&P 500 2x Strategy Fund
A-Class	1.71%	5.00%	$1,000.00	$1,016.54	$8.67
C-Class	2.44%	5.00%	1,000.00	1,012.87	12.35
H-Class	1.71%	5.00%	1,000.00	1,016.54	8.67
Inverse S&P 500 2x Strategy Fund
A-Class	1.70%	5.00%	1,000.00	1,016.59	8.62
C-Class	2.45%	5.00%	1,000.00	1,012.82	12.40
H-Class	1.71%	5.00%	1,000.00	1,016.54	8.67
NASDAQ-100® 2x Strategy Fund
A-Class	1.73%	5.00%	1,000.00	1,016.44	8.77
C-Class	2.50%	5.00%	1,000.00	1,012.57	12.65
H-Class	1.75%	5.00%	1,000.00	1,016.34	8.87
Inverse NASDAQ-100® 2x Strategy Fund
A-Class	1.71%	5.00%	1,000.00	1,016.54	8.67
C-Class	2.41%	5.00%	1,000.00	1,013.02	12.19
H-Class	1.74%	5.00%	1,000.00	1,016.39	8.82
Dow 2x Strategy Fund
A-Class	1.72%	5.00%	1,000.00	1,016.49	8.72
C-Class	2.49%	5.00%	1,000.00	1,012.62	12.60
H-Class	1.73%	5.00%	1,000.00	1,016.44	8.77
Inverse Dow 2x Strategy Fund
A Class	1.71%	5.00%	1,000.00	1,016.54	8.67
C-Class	2.46%	5.00%	1,000.00	1,012.77	12.45
H-Class	1.73%	5.00%	1,000.00	1,016.44	8.77
Russell 2000® 2x Strategy Fund
A-Class	1.68%	5.00%	1,000.00	1,016.69	8.52
C-Class	2.38%	5.00%	1,000.00	1,013.17	12.04
H-Class	1.71%	5.00%	1,000.00	1,016.54	8.67
Inverse Russell 2000® 2x Strategy Fund
A-Class	1.72%	5.00%	1,000.00	1,016.49	8.72
C-Class	2.46%	5.00%	1,000.00	1,012.77	12.45
H-Class	1.76%	5.00%	1,000.00	1,016.29	8.92

[1]	Annualized.
[2]	Expenses are equal to the Fund's annualized expense ratio, net of any applicable fee waivers, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).
[3]	Actual cumulative return at net asset value for the period June 30, 2012 to December 31, 2012.

THE RYDEX FUNDS ANNUAL REPORT | 7

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	December 31, 2012

S&P 500 2x STRATEGY FUND

OBJECTIVE: Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is 200% of the performance of the S&P 500® Index (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

For the one-year period ended December 31, 2012, S&P 500 2x Strategy Fund maintained a daily correlation of over 99% to its benchmark of 200% of the daily price movement of the S&P 500 Index. S&P 500 2x Strategy Fund H-Class returned 29.05%, while the S&P 500 Index gained 16.00% over the same time period.

Sectors contributing most to performance of the underlying index were Financials and Information Technology. No sectors detracted from performance, but the sectors contributing least were Utilities and Materials.

Apple, Inc., Bank of America Corp. and JPMorgan Chase & Co. contributed the most performance to the underlying index for 2012. Hewlett-Packard Co., Intel Corp. and Occidental Petroleum Corp. detracted most from performance of the underlying index for the year.

Derivatives in the Fund were used to help provide exposure to the composition of the benchmark in the highest efficient manner and to provide leverage, not for hedging purposes.

Due to the compounding of daily returns, leveraged and inverse funds’ returns over periods other than one day will likely differ in amount and possibly direction from the benchmark return for the same period. Investors should monitor their leveraged and inverse funds’ holdings to ensure that they are consistent with their strategies, as frequently as daily.

The effects of compounding may cause the longer-term correlation of the fund to its benchmark to diminish. The apparent discrepancy between the leveraged and unleveraged indices is the result of compounding, which is described briefly on page 4 of this report.

Performance displayed represents past performance, which is no guarantee of future results.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
A-Class	September 1, 2004
C-Class	November 27, 2000
H-Class	May 19, 2000

Ten Largest Holdings (% of Total Net Assets)
Apple, Inc.	3.3%
Exxon Mobil Corp.	2.6%
General Electric Co.	1.4%
Chevron Corp.	1.4%
International Business
Machines Corp.	1.3%
Microsoft Corp.	1.3%
Johnson & Johnson	1.3%
AT&T, Inc.	1.2%
Google, Inc. — Class A	1.2%
Procter & Gamble Co.	1.2%
Top Ten Total	16.2%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

8 | THE RYDEX FUNDS ANNUAL REPORT

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) (concluded)

Cumulative Fund Performance*

Average Annual Returns*

Periods Ended 12/31/12

	1 Year	5 Year	10 Year
C-Class Shares	28.28%	-7.21%	4.43%
C-Class Shares with CDSC‡	27.28%	-7.21%	4.43%
H-Class Shares	29.05%	-6.54%	5.19%
S&P 500 Index	16.00%	1.66%	7.10%

			Since
			Inception
	1 Year	5 Year	(09/01/04)
A-Class Shares	29.14%	-6.54%	1.16%
A -Class Shares with sales charge†	23.02%	-7.45%	0.58%
S&P 500 Index	16.00%	1.66%	5.27%

*	The performance data represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The S&P 500 Index is an unmanaged index and, unlike the Fund, has no management fees or operating expenses to reduce its reported return. The graphs are based on A-Class shares and H-Class shares only; performance for C-Class shares will vary due to differences in fee structure.
†	Fund returns are calculated using the maximum sales charge of 4.75%.
‡	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

THE RYDEX FUNDS ANNUAL REPORT | 9

SCHEDULE OF INVESTMENTS	December 31, 2012
S&P 500 2x STRATEGY FUND

	Shares	Value

COMMON STOCKS† - 83.0%

INFORMATION TECHNOLOGY - 15.8%
Apple, Inc.	4,792	$2,554,279
International Business Machines Corp.	5,408	1,035,902
Microsoft Corp.	38,573	1,031,056
Google, Inc. — Class A*	1,354	960,487
Oracle Corp.	19,139	637,711
QUALCOMM, Inc.	8,680	538,334
Cisco Systems, Inc.	27,040	531,336
Intel Corp.	25,340	522,764
Visa, Inc. — Class A	2,658	402,900
eBay, Inc.*	5,938	302,957
EMC Corp.*	10,728	271,418
Mastercard, Inc. — Class A	541	265,782
Accenture plc — Class A	3,252	216,258
Texas Instruments, Inc.	5,706	176,544
Hewlett-Packard Co.	10,017	142,742
Automatic Data Processing, Inc.	2,469	140,758
Cognizant Technology Solutions
Corp. — Class A*	1,527	113,074
Salesforce.com, Inc.*	661	111,114
Yahoo!, Inc.*	5,299	105,450
Corning, Inc.	7,530	95,028
Adobe Systems, Inc.*	2,521	94,991
Broadcom Corp. — Class A	2,644	87,807
Intuit, Inc.	1,418	84,371
Motorola Solutions, Inc.	1,433	79,789
TE Connectivity Ltd.	2,149	79,771
Dell, Inc.	7,433	75,296
Applied Materials, Inc.	6,099	69,772
Symantec Corp.*	3,534	66,475
Analog Devices, Inc.	1,536	64,604
Citrix Systems, Inc.*	950	62,463
NetApp, Inc.*	1,821	61,095
Altera Corp.	1,632	56,206
Fiserv, Inc.*	681	53,819
Teradata Corp.*	866	53,597
SanDisk Corp.*	1,230	53,579
Amphenol Corp. — Class A	821	53,119
Seagate Technology plc	1,714	52,243
Red Hat, Inc.*	985	52,166
Juniper Networks, Inc.*	2,627	51,673
Paychex, Inc.	1,650	51,381
Xilinx, Inc.	1,330	47,747
Western Digital Corp.	1,121	47,631
Fidelity National Information
Services, Inc.	1,265	44,035
Xerox Corp.	6,436	43,894
Western Union Co.	3,043	41,415
KLA-Tencor Corp.	853	40,739
Linear Technology Corp.	1,183	40,577
Autodesk, Inc.*	1,140	40,299
NVIDIA Corp.	3,183	39,119
F5 Networks, Inc.*	402	39,054
CA, Inc.	1,711	37,608
Akamai Technologies, Inc.*	902	36,901
Micron Technology, Inc.*	5,179	32,887
Microchip Technology, Inc.[1]	993	32,362
Computer Sciences Corp.	796	31,880
Lam Research Corp.*	875	31,614
VeriSign, Inc.*	795	30,862
BMC Software, Inc.*	729	28,912
Harris Corp.	579	28,348
Electronic Arts, Inc.*	1,552	22,551
LSI Corp.*	2,816	19,937
Molex, Inc.	704	19,240
Jabil Circuit, Inc.	954	18,403
Total System Services, Inc.	814	17,436
FLIR Systems, Inc.	763	17,023
SAIC, Inc.	1,450	16,414
JDS Uniphase Corp.*	1,196	16,194
Teradyne, Inc.*	958	16,181
First Solar, Inc.*,1	303	9,357
Advanced Micro Devices, Inc.*,1	3,083	7,399
Total Information Technology		12,356,130
FINANCIALS - 13.0%
Wells Fargo & Co.	24,929	852,073
JPMorgan Chase & Co.	19,361	851,302
Berkshire Hathaway, Inc. —
Class B*	9,289	833,223
Bank of America Corp.	54,886	636,678
Citigroup, Inc.	14,937	590,908
U.S. Bancorp	9,574	305,794
Goldman Sachs Group, Inc.	2,250	287,009
American Express Co.	4,963	285,274
American International Group, Inc.*	7,518	265,385
Simon Property Group, Inc.	1,579	249,624
MetLife, Inc.	5,552	182,882
Capital One Financial Corp.	2,960	171,473
PNC Financial Services Group, Inc.	2,694	157,087
American Tower Corp. — Class A	2,016	155,776
Bank of New York Mellon Corp.	5,947	152,838
Travelers Companies, Inc.	1,943	139,546
ACE Ltd.	1,728	137,894
Morgan Stanley	7,040	134,605
BlackRock, Inc. — Class A	639	132,088
Aflac, Inc.	2,391	127,010
Prudential Financial, Inc.	2,367	126,232
State Street Corp.	2,371	111,461
Public Storage	737	106,836
HCP, Inc.	2,300	103,914
BB&T Corp.	3,566	103,806
Chubb Corp.	1,336	100,628
Discover Financial Services	2,571	99,112
Allstate Corp.	2,450	98,417
Ventas, Inc.	1,503	97,274
Marsh & McLennan Companies, Inc.	2,774	95,620
Equity Residential	1,641	92,995
Aon plc	1,623	90,239
Franklin Resources, Inc.	701	88,116
Prologis, Inc.	2,351	85,788
T. Rowe Price Group, Inc.	1,294	84,278
Boston Properties, Inc.	768	81,262
Health Care REIT, Inc.	1,320	80,903

10 | THE RYDEX FUNDS ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (continued)	December 31, 2012
S&P 500 2x STRATEGY FUND

	Shares	Value

Charles Schwab Corp.	5,589	$80,258
CME Group, Inc. — Class A	1,562	79,210
AvalonBay Communities, Inc.	578	78,371
SunTrust Banks, Inc.	2,746	77,849
Weyerhaeuser Co.	2,761	76,811
Fifth Third Bancorp	4,573	69,464
Vornado Realty Trust	859	68,789
Ameriprise Financial, Inc.	1,051	65,824
Loews Corp.	1,583	64,507
M&T Bank Corp.	618	60,854
Progressive Corp.	2,832	59,755
Invesco Ltd.	2,258	58,911
Host Hotels & Resorts, Inc.	3,693	57,869
Northern Trust Corp.	1,115	55,928
Regions Financial Corp.	7,196	51,236
Hartford Financial Services
Group, Inc.	2,227	49,974
Moody’s Corp.	988	49,716
IntercontinentalExchange, Inc.*	372	46,057
SLM Corp.	2,357	40,375
Kimco Realty Corp.	2,080	40,186
Principal Financial Group, Inc.	1,409	40,185
KeyCorp	4,753	40,020
NYSE Euronext	1,236	38,983
XL Group plc — Class A	1,529	38,317
Plum Creek Timber Company, Inc.	824	36,561
Lincoln National Corp.	1,404	36,364
CBRE Group, Inc. — Class A*	1,540	30,646
Comerica, Inc.	970	29,430
Unum Group	1,405	29,252
Cincinnati Financial Corp.	742	29,057
Huntington Bancshares, Inc.	4,352	27,809
Torchmark Corp.	479	24,750
Leucadia National Corp.	1,008	23,980
People’s United Financial, Inc.	1,775	21,460
Apartment Investment & Management
Co. — Class A	743	20,106
Zions Bancorporation	937	20,052
Hudson City Bancorp, Inc.	2,425	19,715
Genworth Financial, Inc. — Class A*	2,500	18,775
Legg Mason, Inc.	596	15,329
NASDAQ OMX Group, Inc.	595	14,881
Assurant, Inc.	403	13,984
First Horizon National Corp.	1,258	12,467
E*TRADE Financial Corp.*	1,308	11,707
Total Financials		10,121,124
HEALTH CARE - 10.0%
Johnson & Johnson	14,109	989,040
Pfizer, Inc.	37,493	940,324
Merck & Company, Inc.	15,484	633,915
Abbott Laboratories	8,051	527,340
Amgen, Inc.	3,910	337,511
Gilead Sciences, Inc.*	3,854	283,076
UnitedHealth Group, Inc.	5,204	282,265
Bristol-Myers Squibb Co.	8,408	274,017
Eli Lilly & Co.	5,199	256,415
Express Scripts Holding Co.*	4,156	224,424

Medtronic, Inc.	5,151	211,293
Baxter International, Inc.	2,799	186,581
Biogen Idec, Inc.*	1,207	177,031
Celgene Corp.*	2,151	169,327
Allergan, Inc.	1,570	144,016
Covidien plc	2,416	139,500
Thermo Fisher Scientific, Inc.	1,832	116,845
McKesson Corp.	1,205	116,837
Intuitive Surgical, Inc.*	207	101,507
WellPoint, Inc.	1,549	94,365
Alexion Pharmaceuticals, Inc.*	990	92,872
Stryker Corp.	1,467	80,421
Aetna, Inc.	1,706	78,988
Becton Dickinson and Co.	1,004	78,503
Cigna Corp.	1,461	78,105
Agilent Technologies, Inc.	1,770	72,464
Cardinal Health, Inc.	1,733	71,365
Zimmer Holdings, Inc.	886	59,061
Cerner Corp.*	745	57,842
Mylan, Inc.*	2,076	57,048
St. Jude Medical, Inc.	1,568	56,668
Watson Pharmaceuticals, Inc.*	651	55,986
Humana, Inc.	811	55,659
Edwards Lifesciences Corp.*	586	52,840
AmerisourceBergen Corp. —
Class A	1,197	51,686
DaVita HealthCare Partners, Inc.*	434	47,970
Quest Diagnostics, Inc.	808	47,082
Perrigo Co.	452	47,022
Life Technologies Corp.*	874	42,896
Forest Laboratories, Inc.*	1,196	42,243
Laboratory Corporation of
America Holdings*	487	42,184
Boston Scientific Corp.*	6,990	40,053
Varian Medical Systems, Inc.*	555	38,983
Waters Corp.*	445	38,768
CR Bard, Inc.	392	38,314
CareFusion Corp.*	1,134	32,410
Coventry Health Care, Inc.	686	30,753
DENTSPLY International, Inc.	725	28,717
Hospira, Inc.*	846	26,429
PerkinElmer, Inc.	581	18,441
Tenet Healthcare Corp.*	546	17,729
Patterson Companies, Inc.	429	14,685
Total Health Care		7,799,816
CONSUMER DISCRETIONARY - 9.5%
Comcast Corp. — Class A	13,534	505,900
Home Depot, Inc.	7,612	470,802
Amazon.com, Inc.*	1,845	463,353
McDonald’s Corp.	5,112	450,930
Walt Disney Co.	9,026	449,406
News Corp. — Class A	10,268	262,245
Ford Motor Co.	19,414	251,411
Time Warner, Inc.	4,822	230,636
Lowe’s Companies, Inc.	5,726	203,388
Starbucks Corp.	3,785	202,952
Target Corp.	3,317	196,266

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL REPORT | 11

SCHEDULE OF INVESTMENTS (continued)	December 31, 2012
S&P 500 2x STRATEGY FUND

	Shares	Value

NIKE, Inc. — Class B	3,722	$192,055
Priceline.com, Inc.*	257	159,648
TJX Companies, Inc.	3,709	157,447
DIRECTV*	3,072	154,092
Yum! Brands, Inc.	2,303	152,919
Time Warner Cable, Inc.	1,535	149,187
Viacom, Inc. — Class B	2,356	124,255
CBS Corp. — Class B	3,013	114,645
Johnson Controls, Inc.	3,483	106,929
Carnival Corp.	2,271	83,505
Coach, Inc.	1,450	80,489
Macy’s, Inc.	2,016	78,664
McGraw-Hill Companies, Inc.	1,418	77,522
Discovery Communications, Inc. —
Class A*	1,214	77,065
VF Corp.	449	67,786
Omnicom Group, Inc.	1,345	67,196
AutoZone, Inc.*	184	65,216
Bed Bath & Beyond, Inc.*	1,164	65,079
Mattel, Inc.	1,751	64,121
Ross Stores, Inc.	1,128	61,081
Dollar General Corp.*	1,339	59,037
Delphi Automotive plc*	1,505	57,566
Limited Brands, Inc.	1,220	57,413
Starwood Hotels & Resorts
Worldwide, Inc.	998	57,245
Harley-Davidson, Inc.	1,148	56,068
O’Reilly Automotive, Inc.*	582	52,042
Genuine Parts Co.	789	50,165
Chipotle Mexican Grill, Inc. —
Class A*	165	49,081
The Gap, Inc.	1,518	47,119
Ralph Lauren Corp. — Class A	313	46,925
Dollar Tree, Inc.*	1,153	46,766
Marriott International, Inc. —
Class A	1,252	46,662
Kohl’s Corp.	1,081	46,461
Wynn Resorts Ltd.	407	45,783
CarMax, Inc.*	1,167	43,809
BorgWarner, Inc.*	594	42,542
Nordstrom, Inc.	777	41,570
Whirlpool Corp.	399	40,598
Staples, Inc.	3,429	39,091
Wyndham Worldwide Corp.	717	38,152
PetSmart, Inc.	544	37,177
Tiffany & Co.	606	34,748
Lennar Corp. — Class A	841	32,522
Newell Rubbermaid, Inc.	1,460	32,514
PulteGroup, Inc.*	1,732	31,453
Family Dollar Stores, Inc.	493	31,261
Darden Restaurants, Inc.	657	29,611
Expedia, Inc.	479	29,435
DR Horton, Inc.	1,426	28,206
Netflix, Inc.*,1	282	26,164
Scripps Networks Interactive, Inc. —
Class A	445	25,774
H&R Block, Inc.	1,378	25,589

Fossil, Inc.*	274	25,509
Interpublic Group of Companies, Inc.	2,195	24,189
TripAdvisor, Inc.*	561	23,540
Garmin Ltd.	558	22,777
Urban Outfitters, Inc.*	559	22,002
Hasbro, Inc.[1]	592	21,253
Gannett Company, Inc.	1,167	21,018
Abercrombie & Fitch Co. — Class A	408	19,572
Leggett & Platt, Inc.	717	19,517
International Game Technology	1,357	19,229
Goodyear Tire & Rubber Co.*	1,251	17,276
Cablevision Systems Corp. — Class A	1,098	16,404
Best Buy Company, Inc.	1,362	16,140
GameStop Corp. — Class A	616	15,455
Harman International Industries, Inc.	345	15,401
JC Penney Company, Inc.[1]	728	14,349
Apollo Group, Inc. — Class A*	513	10,732
Big Lots, Inc.*	294	8,367
AutoNation, Inc.*	199	7,900
Washington Post Co. — Class B	19	6,939
Total Consumer Discretionary		7,462,308
ENERGY - 9.1%
Exxon Mobil Corp.	23,222	2,009,865
Chevron Corp.	9,965	1,077,615
Schlumberger Ltd.	6,762	468,539
ConocoPhillips	6,181	358,436
Occidental Petroleum Corp.	4,129	316,323
Anadarko Petroleum Corp.	2,542	188,896
Phillips 66	3,192	169,495
EOG Resources, Inc.	1,375	166,086
Halliburton Co.	4,721	163,771
Apache Corp.	1,992	156,372
National Oilwell Varco, Inc.	2,178	148,866
Kinder Morgan, Inc.	3,222	113,833
Williams Companies, Inc.	3,431	112,331
Marathon Oil Corp.	3,602	110,437
Marathon Petroleum Corp.	1,728	108,864
Devon Energy Corp.	1,921	99,969
Valero Energy Corp.	2,817	96,116
Spectra Energy Corp.	3,395	92,955
Noble Energy, Inc.	908	92,380
Baker Hughes, Inc.	2,244	91,645
Hess Corp.	1,514	80,181
Cameron International Corp.*	1,256	70,914
Ensco plc — Class A	1,188	70,425
Pioneer Natural Resources Co.	631	67,258
Southwestern Energy Co.*	1,783	59,570
Murphy Oil Corp.	939	55,917
Cabot Oil & Gas Corp.	1,070	53,222
Range Resources Corp.	830	52,149
FMC Technologies, Inc.*	1,208	51,739
Equities Corp.	766	45,179
Noble Corp.	1,286	44,779
Chesapeake Energy Corp.	2,637	43,827
CONSOL Energy, Inc.	1,156	37,108
Peabody Energy Corp.	1,366	36,349
Denbury Resources, Inc.*	1,972	31,946

12 | THE RYDEX FUNDS ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (continued)	December 31, 2012
S&P 500 2x STRATEGY FUND

	Shares	Value

Tesoro Corp.	715	$31,496
Helmerich & Payne, Inc.	534	29,909
QEP Resources, Inc.	910	27,546
Diamond Offshore Drilling, Inc.	355	24,126
Nabors Industries Ltd.*	1,480	21,386
Rowan Companies plc — Class A*	635	19,856
Newfield Exploration Co.*	687	18,398
WPX Energy, Inc.*	1,017	15,133
Total Energy		7,131,207
CONSUMER STAPLES - 8.8%
Procter & Gamble Co.	13,928	945,571
Coca-Cola Co.	19,645	712,132
Philip Morris International, Inc.	8,512	711,944
Wal-Mart Stores, Inc.	8,513	580,842
PepsiCo, Inc.	7,878	539,092
Altria Group, Inc.	10,314	324,066
CVS Caremark Corp.	6,347	306,877
Colgate-Palmolive Co.	2,262	236,469
Mondelez International, Inc. — Class A	9,054	230,606
Costco Wholesale Corp.	2,200	217,294
Kimberly-Clark Corp.	1,995	168,438
Walgreen Co.	4,377	161,993
Kraft Foods Group, Inc.	3,025	137,547
General Mills, Inc.	3,288	132,868
Sysco Corp.	2,989	94,632
HJ Heinz Co.	1,630	94,018
Archer-Daniels-Midland Co.	3,358	91,976
Whole Foods Market, Inc.	884	80,737
Lorillard, Inc.	660	77,002
Estee Lauder Companies, Inc. — Class A	1,226	73,389
Kellogg Co.	1,255	70,092
Reynolds American, Inc.	1,652	68,442
Mead Johnson Nutrition Co. — Class A	1,034	68,130
Kroger Co.	2,618	68,120
ConAgra Foods, Inc.	2,077	61,272
Hershey Co.	765	55,248
Beam, Inc.	806	49,238
Clorox Co.	669	48,984
Brown-Forman Corp. — Class B	770	48,703
JM Smucker Co.	550	47,432
Dr Pepper Snapple Group, Inc.	1,063	46,963
Coca-Cola Enterprises, Inc.	1,377	43,692
McCormick & Company, Inc.	678	43,073
Monster Beverage Corp.*	763	40,347
Molson Coors Brewing Co. — Class B	793	33,932
Campbell Soup Co.[1]	915	31,924
Avon Products, Inc.	2,198	31,563
Tyson Foods, Inc. — Class A	1,467	28,460
Constellation Brands, Inc. — Class A*	776	27,463
Safeway, Inc.[1]	1,216	21,997
Hormel Foods Corp.	684	21,348
Dean Foods Co.*	940	15,519
Total Consumer Staples		6,889,435
INDUSTRIALS - 8.4%
General Electric Co.	53,396	1,120,781
United Technologies Corp.	4,292	351,988

Union Pacific Corp.	2,400	301,727
3M Co.	3,245	301,298
Caterpillar, Inc.	3,337	298,929
United Parcel Service, Inc. — Class B	3,652	269,261
Boeing Co.	3,459	260,670
Honeywell International, Inc.	3,992	253,372
Emerson Electric Co.	3,683	195,052
Deere & Co.	2,003	173,099
Danaher Corp.	2,965	165,744
Precision Castparts Corp.	743	140,739
FedEx Corp.	1,491	136,755
Illinois Tool Works, Inc.	2,169	131,897
Eaton Corporation plc	2,351	127,424
Lockheed Martin Corp.	1,370	126,437
General Dynamics Corp.	1,693	117,274
CSX Corp.	5,256	103,701
Norfolk Southern Corp.	1,615	99,872
Cummins, Inc.	902	97,732
Raytheon Co.	1,682	96,816
Northrop Grumman Corp.	1,249	84,407
PACCAR, Inc.	1,800	81,378
Waste Management, Inc.	2,222	74,970
Tyco International Ltd.	2,369	69,293
Ingersoll-Rand plc	1,430	68,583
Parker Hannifin Corp.	763	64,901
Fastenal Co.	1,372	64,059
Stanley Black & Decker, Inc.	855	63,244
WW Grainger, Inc.	304	61,520
Rockwell Automation, Inc.	712	59,801
Dover Corp.	910	59,796
Roper Industries, Inc.	504	56,186
ADT Corp.	1,189	55,277
Pentair Ltd.	1,069	52,541
CH Robinson Worldwide, Inc.	826	52,220
Fluor Corp.	849	49,870
Republic Services, Inc. — Class A	1,520	44,582
Expeditors International of
Washington, Inc.	1,067	42,200
Rockwell Collins, Inc.	716	41,650
Stericycle, Inc.*	441	41,132
Southwest Airlines Co.	3,755	38,451
L-3 Communications Holdings, Inc.	484	37,084
Flowserve Corp.	252	36,994
Textron, Inc.	1,436	35,598
Joy Global, Inc.	536	34,186
Pall Corp.	563	33,926
Equifax, Inc.	607	32,851
Masco Corp.	1,820	30,321
Quanta Services, Inc.*	1,088	29,692
Jacobs Engineering Group, Inc.*	663	28,224
Iron Mountain, Inc.	854	26,517
Xylem, Inc.	946	25,637
Snap-on, Inc.	296	23,381
Robert Half International, Inc.	719	22,879
Cintas Corp.	538	22,004
Avery Dennison Corp.	503	17,565
Dun & Bradstreet Corp.	223	17,539

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL REPORT | 13

SCHEDULE OF INVESTMENTS (continued)	December 31, 2012
S&P 500 2x STRATEGY FUND

	Shares	Value

Ryder System, Inc.	263	$13,132
Pitney Bowes, Inc.	1,019	10,842
Total Industrials		6,575,001
Materials - 3.0%
Monsanto Co.	2,725	257,921
EI du Pont de Nemours & Co.	4,753	213,742
Dow Chemical Co.	6,103	197,249
Praxair, Inc.	1,510	165,270
Freeport-McMoRan Copper &
Gold, Inc.	4,831	165,220
Newmont Mining Corp.	2,536	117,772
LyondellBasell Industries N.V. —
Class A	1,937	110,583
PPG Industries, Inc.	784	106,114
Ecolab, Inc.	1,340	96,345
Air Products & Chemicals, Inc.	1,087	91,330
International Paper Co.	2,237	89,122
Mosaic Co.	1,408	79,735
Nucor Corp.	1,618	69,865
Sherwin-Williams Co.	436	67,066
CF Industries Holdings, Inc.	325	66,027
Eastman Chemical Co.	778	52,943
Alcoa, Inc.	5,436	47,184
Sigma-Aldrich Corp.	612	45,031
FMC Corp.	698	40,847
Ball Corp.	788	35,263
Vulcan Materials Co.	657	34,197
Airgas, Inc.	360	32,864
MeadWestvaco Corp.	888	28,301
Cliffs Natural Resources, Inc.[1]	728	28,072
International Flavors & Fragrances, Inc.	418	27,814
Owens-Illinois, Inc.*	839	17,846
United States Steel Corp.[1]	733	17,497
Sealed Air Corp.	999	17,493
Bemis Company, Inc.	522	17,466
Allegheny Technologies, Inc.	547	16,607
Total Materials		2,352,786
UTILITIES - 2.9%
Duke Energy Corp.	3,592	229,169
Southern Co.	4,450	190,505
Dominion Resources, Inc.	2,925	151,514
NextEra Energy, Inc.	2,154	149,035
Exelon Corp.	4,355	129,518
American Electric Power Company, Inc.	2,474	105,590
FirstEnergy Corp.	2,135	89,158
PG&E Corp.	2,190	87,994
PPL Corp.	2,967	84,945
Consolidated Edison, Inc.	1,492	82,866
Sempra Energy	1,146	81,297
Public Service Enterprise Group, Inc.	2,580	78,948
Edison International	1,658	74,925
Xcel Energy, Inc.	2,485	66,374
Northeast Utilities	1,597	62,411
Entergy Corp.	913	58,204
DTE Energy Co.	876	52,604

ONEOK, Inc.	1,044	44,631
Wisconsin Energy Corp.	1,168	43,041
CenterPoint Energy, Inc.	2,175	41,869
NiSource, Inc.	1,580	39,326
Ameren Corp.	1,239	38,062
NRG Energy, Inc.	1,640	37,704
AES Corp.	3,143	33,630
CMS Energy Corp.	1,343	32,742
SCANA Corp.	667	30,442
Pinnacle West Capital Corp.	564	28,753
AGL Resources, Inc.	599	23,942
Pepco Holdings, Inc.	1,166	22,865
Integrys Energy Group, Inc.	398	20,784
TECO Energy, Inc.	1,039	17,414
Total Utilities		2,230,262
TELECOMMUNICATION SERVICES - 2.5%
AT&T, Inc.	28,927	975,129
Verizon Communications, Inc.	14,536	628,973
CenturyLink, Inc.	3,186	124,636
Crown Castle International Corp.*	1,496	107,952
Sprint Nextel Corp.*	15,299	86,745
Windstream Corp.[1]	2,996	24,807
Frontier Communications Corp.[1]	5,086	21,768
MetroPCS Communications, Inc.*	1,613	16,033
Total Telecommunication Services		1,986,043
Total Common Stocks
(Cost $56,559,351)		64,904,112

	Face
	Amount
REPURCHASE AGREEMENTS††,2 - 66.4%
Mizuho Financial Group, Inc.
issued 12/31/12 at 0.14%
due 01/02/13	$40,750,963	40,750,963
Credit Suisse Group
issued 12/31/12 at 0.12%
due 01/02/13[3]	11,226,894	11,226,894
Total Repurchase Agreements
(Cost $51,977,857)		51,977,857

SECURITIES LENDING COLLATERAL††,4 - 0.1%
Repurchase Agreements
Merrill Lynch, Pierce, Fenner & Smith, Inc.
issued 12/31/12 at 0.16%
due 01/02/13	59,853	59,853
RBS Securities, Inc.
issued 12/31/12 at 0.20%
due 01/02/13	37,987	37,987
Total Securities Lending Collateral
(Cost $97,840)		97,840
Total Investments - 149.5%
(Cost $108,635,048)		$116,979,809
Other Assets & Liabilities, net - (49.5)%		(38,727,450)
Total Net Assets - 100.0%		$78,252,359

14 | THE RYDEX FUNDS ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (concluded)	December 31, 2012
S&P 500 2x STRATEGY FUND

		Unrealized
	Contracts	Gain (Loss)
EQUITY FUTURES CONTRACTS PURCHASED†
March 2013 S&P 500 Index Mini
Futures Contracts
(Aggregate Value of
Contracts $15,568,163)	219	$281,559

	Units
EQUITY INDEX SWAP AGREEMENTS††
Barclays Bank plc
January 2013 S&P 500 Index
Swap, Terminating 01/31/13[5]
(Notional Value $46,350,662)	32,500	$772,008
Credit Suisse Capital, LLC
January 2013 S&P 500 Index
Swap, Terminating 01/31/13[5]
(Notional Value $10,234,924)	7,176	170,892
Goldman Sachs International
January 2013 S&P 500 Index
Swap, Terminating 01/23/13[5]
(Notional Value $19,917,916)	13,966	(35,815)
(Total Notional Value
$76,503,502)		$907,085

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or portion of this security is on loan at December 31, 2012 — See Note 10.
[2]	Repurchase Agreements — See Note 5.
[3]	All or a portion of this security is pledged as equity index swap collateral at December 31, 2012.
[4]	Securities lending collateral — See Note 10.
[5]	Total Return based on S&P 500 Index +/- financing at a variable rate.

plc — Public Limited Company

REIT — Real Estate Investment Trust

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL REPORT | 15

S&P 500 2x STRATEGY FUND

STATEMENT OF ASSETS
AND LIABILITIES
December 31, 2012

Assets:
Investments, at value - including $96,231 of securities loaned
(cost $56,559,351)	$64,904,112
Repurchase agreements, at value
(cost $52,075,697)	52,075,697
Total investments
(cost $108,635,048)	116,979,809
Segregated cash with broker	6,826,500
Unrealized appreciation on swap agreements	942,900
Receivable for swap settlement	738,782
Cash	369
Receivables:
Fund shares sold	4,425,291
Securities sold	1,984,719
Variation margin	831,693
Dividends	67,845
Interest	300
Total assets	132,798,208
Liabilities:
Unrealized depreciation on swap agreements	35,815
Payable for:
Fund shares redeemed	54,126,523
Payable upon return of securities loaned	97,840
Management fees	69,727
Distribution and service fees	24,598
Transfer agent and administrative fees	19,369
Portfolio accounting fees	11,622
Miscellaneous	160,355
Total liabilities	54,545,849
Net assets	$78,252,359
Net assets consist of:
Paid in capital	$125,045,767
Undistributed net investment income	4,093
Accumulated net realized loss on investments	(56,330,906)
Net unrealized appreciation on investments	9,533,405
Net assets	$78,252,359
A-Class:
Net assets	$5,092,160
Capital shares outstanding	150,794
Net asset value per share	$33.77
Maximum offering price per share
(Net asset value divided by 95.25%)	$35.45
C-Class:
Net assets	$8,542,917
Capital shares outstanding	278,205
Net asset value per share	$30.71
H-Class:
Net assets	$64,617,282
Capital shares outstanding	1,914,100
Net asset value per share	$33.76

STATEMENT OF
OPERATIONS
Year Ended December 31, 2012

Investment Income:
Dividends (net of foreign withholding tax of $704)	$1,281,365
Interest	60,210
Income from securities lending, net	500
Total investment income	1,342,075

Expenses:
Management fees	1,006,055
Transfer agent and administrative fees	279,460
Distribution and service fees:
A-Class	14,755
C-Class	114,838
H-Class	235,996
Portfolio accounting fees	167,678
Custodian fees	24,763
Trustees’ fees*	11,441
Miscellaneous	202,932
Total expenses	2,057,918
Net investment loss	(715,843)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	18,152,192
Swap agreements	14,506,890
Futures contracts	3,979,513
Net realized gain	36,638,595
Net change in unrealized appreciation
(depreciation) on:
Investments	(9,526,274)
Swap agreements	1,544,160
Futures contracts	191,680
Net change in unrealized appreciation
(depreciation)	(7,790,434)
Net realized and unrealized gain	28,848,161
Net increase in net assets resulting from operations	$28,132,318

* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

16 | THE RYDEX FUNDS ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

S&P 500 2x STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	December 31,	December 31,
	2012	2011

Increase (Decrease) In Net Assets From Operations:
Net investment loss	$(715,843)	$(1,102,554)
Net realized gain on investments	36,638,595	3,107,477
Net change in unrealized appreciation (depreciation) on investments	(7,790,434)	(14,409,830)
Net increase (decrease) in net assets resulting from operations	28,132,318	(12,404,907)

Capital share transactions:
Proceeds from sale of shares
A-Class	5,345,648	10,547,070
C-Class	137,299,494	201,678,258
H-Class	5,303,245,543	4,321,567,697
Cost of shares redeemed
A-Class	(7,721,809)	(15,938,654)
C-Class	(142,790,939)	(206,648,444)
H-Class	(5,436,451,502)	(4,274,141,798)
Net increase (decrease) from capital share transactions	(141,073,565)	37,064,129
Net increase (decrease) in net assets	(112,941,247)	24,659,222

Net assets:
Beginning of year	191,193,606	166,534,384
End of year	$78,252,359	$191,193,606
Undistributed net investment income at end of year	$4,093	$—

Capital share activity:
Shares sold
A-Class	167,157	381,959
C-Class	4,854,385	8,153,246
H-Class	170,656,205	155,493,316
Shares redeemed
A-Class	(245,083)	(572,352)
C-Class	(5,030,393)	(8,366,859)
H-Class	(175,406,405)	(153,892,681)
Net increase (decrease) in shares	(5,004,134)	1,196,629

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL REPORT | 17

S&P 500 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,
A-Class	2012	2011	2010	2009	2008
Per Share Data
Net asset value, beginning of period	$26.15	$27.31	$22.03	$15.10	$47.66
Income (loss) from investment operations:
Net investment income (loss)[a]	(.15)	(.18)	(.11)	(.03)	.17
Net gain (loss) on investments (realized and unrealized)	7.77	(.98)	5.39	6.98	(32.65)
Total from investment operations	7.62	(1.16)	5.28	6.95	(32.48)
Less distributions from:
Net investment income	—	—	—	(.02)	(.08)
Total distributions	—	—	—	(.02)	(.08)
Net asset value, end of period	$33.77	$26.15	$27.31	$22.03	$15.10

Total Return[b]	29.14%	(4.21%)	23.92%	46.00%	(68.14%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$5,092	$5,982	$11,445	$14,077	$16,149
Ratios to average net assets:
Net investment income (loss)	(0.49%)	(0.66%)	(0.47%)	(0.25%)	0.58%
Total expenses	1.76%	1.89%	1.78%	1.81%	1.73%
Portfolio turnover rate	548%	311%	145%	187%	92%

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,
C-Class	2012	2011	2010	2009	2008
Per Share Data
Net asset value, beginning of period	$23.94	$25.16	$20.44	$14.13	$44.94
Income (loss) from investment operations:
Net investment loss[a]	(.36)	(.35)	(.25)	(.14)	(.05)
Net gain (loss) on investments (realized and unrealized)	7.13	(.87)	4.97	6.47	(30.68)
Total from investment operations	6.77	(1.22)	4.72	6.33	(30.73)
Less distributions from:
Net investment income	—	—	—	(.02)	(.08)
Total distributions	—	—	—	(.02)	(.08)
Net asset value, end of period	$30.71	$23.94	$25.16	$20.44	$14.13

Total Return[b]	28.28%	(4.81%)	23.04%	44.77%	(68.37%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$8,543	$10,876	$16,801	$21,325	$32,159
Ratios to average net assets:
Net investment loss	(1.25%)	(1.39%)	(1.21%)	(0.99%)	(0.16%)
Total expenses	2.51%	2.64%	2.53%	2.57%	2.48%
Portfolio turnover rate	548%	311%	145%	187%	92%

18 | THE RYDEX FUNDS ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

S&P 500 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,
H-Class	2012	2011	2010	2009	2008
Per Share Data
Net asset value, beginning of period	$26.16	$27.31	$22.03	$15.10	$47.63
Income (loss) from investment operations:
Net investment income (loss)[a]	(.18)	(.21)	(.14)	(.07)	.16
Net gain (loss) on investments (realized and unrealized)	7.78	(.94)	5.42	7.02	(32.61)
Total from investment operations	7.60	(1.15)	5.28	6.95	(32.45)
Less distributions from:
Net investment income	—	—	—	(.02)	(.08)
Total distributions	—	—	—	(.02)	(.08)
Net asset value, end of period	$33.76	$26.16	$27.31	$22.03	$15.10

Total Return[b]	29.05%	(4.21%)	23.97%	46.00%	(68.12%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$64,617	$174,336	$138,289	$290,100	$110,656
Net investment income (loss)	(0.58%)	(0.76%)	(0.61%)	(0.45%)	0.53%
Total expenses	1.76%	1.89%	1.78%	1.81%	1.73%
Portfolio turnover rate	548%	311%	145%	187%	92%

[a]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[b]	Total return does not reflect the impact of any applicable sales charges.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL REPORT | 19

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	December 31, 2012

INVERSE S&P 500 2x STRATEGY FUND

OBJECTIVE: Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is 200% of the inverse (opposite) of the performance of the S&P 500® Index (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

For the one-year period ended December 31, 2012, Inverse S&P 500 2x Strategy Fund maintained a daily correlation of over 99% to its benchmark of -200% of the daily price movement of the S&P 500 Index. Inverse S&P 500 2x Strategy Fund H-Class returned -30.46%, while the S&P 500 Index gained 16.00% over the same time period.

Sectors contributing most to performance of the underlying index were Financials and Information Technology. No sectors detracted from performance, but the sectors contributing least were Utilities and Materials.

Apple, Inc., Bank of America Corp. and JPMorgan Chase & Co. contributed the most performance to the underlying index for 2012. Hewlett-Packard Co., Intel Corp. and Occidental Petroleum Corp. detracted most from performance of the underlying index for the year.

Derivatives in the Fund were used to help provide exposure to the composition of the benchmark in the highest efficient manner and not for hedging purposes.

Due to the compounding of daily returns, leveraged and inverse funds’ returns over periods other than one day will likely differ in amount and possibly direction from the benchmark return for the same period. Investors should monitor their leveraged and inverse funds’ holdings to ensure that they are consistent with their strategies, as frequently as daily.

The effects of compounding may cause the longer-term correlation of the fund to its benchmark to diminish. The apparent discrepancy between the leveraged and unleveraged indices is the result of compounding, which is described briefly on page 4 of this report.

Performance displayed represents past performance, which is no guarantee of future results.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
A-Class	September 1, 2004
C-Class	March 7, 2001
H-Class	May 19, 2000

The Fund invests principally in derivative investments such as swap agreements and futures contracts.

20 | THE RYDEX FUNDS ANNUAL REPORT

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) (concluded)

Cumulative Fund Performance*

Average Annual Returns*

Periods Ended 12/31/12

	1 Year	5 Year	10 Year
C-Class Shares	-30.91%	-21.62%	-20.80%
C-Class Shares with CDSC‡	-31.60%	-21.62%	-20.80%
H-Class Shares	-30.46%	-21.05%	-20.20%
S&P 500 Index	16.00%	1.66%	7.10%

			Since
			Inception
	1 Year	5 Year	(09/01/04)
A-Class Shares	-30.46%	-21.09%	-18.01%
A-Class Shares with sales charge†	-33.78%	-21.85%	-18.49%
S&P 500 Index	16.00%	1.66%	5.27%

*	The performance data represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The S&P 500 Index is an unmanaged index and, unlike the Fund, has no management fees or operating expenses to reduce its reported return. The graphs are based on A-Class shares and H-Class shares only; performance for C-Class shares will vary due to differences in fee structure.
†	Fund returns are calculated using the maximum sales charge of 4.75%.
‡	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

THE RYDEX FUNDS ANNUAL REPORT | 21

SCHEDULE OF INVESTMENTS	December 31, 2012
INVERSE S&P 500 2x STRATEGY FUND

	Face
	Amount	Value

FEDERAL AGENCY NOTES†† - 24.4%
Federal Home Loan Bank[1]
0.17% due 02/06/13	$15,000,000	$15,000,705
Total Federal Agency Notes
(Cost $14,999,594)		15,000,705
FEDERAL AGENCY DISCOUNT NOTES†† - 24.3%
Freddie Mac[2]
0.16% due 01/22/13	15,000,000	14,999,835
Total Federal Agency Discount Notes
(Cost $14,998,600)		14,999,835
REPURCHASE AGREEMENTS††,3 - 38.8%
Credit Suisse Group
issued 12/31/12 at 0.12%
due 01/02/13[4]	15,796,071	15,796,071
Mizuho Financial Group, Inc.
issued 12/31/12 at 0.14%
due 01/02/13	8,062,350	8,062,350
Total Repurchase Agreements
(Cost $23,858,421)		23,858,421
Total Investments - 87.5%
(Cost $53,856,615)		$53,858,961
OTHER ASSETS & LIABILITIES, NET - 12.5%		7,688,694
Total Net Assets - 100.0%		$61,547,655

		Unrealized
	Contracts	Gain (Loss)

EQUITY FUTURES CONTRACTS SOLD SHORT†
March 2013 S&P 500 Index Mini
Futures Contracts
(Aggregate Value of
Contracts $19,193,625)	270	$(119,556)

	Units
EQUITY INDEX SWAP AGREEMENTS SOLD SHORT††
Goldman Sachs International
January 2013 S&P 500 Index
Swap, Terminating 01/23/13[5]
(Notional Value $66,224,331)	46,434	$393,264
Barclays Bank plc
January 2013 S&P 500 Index
Swap, Terminating 01/31/13[5]
(Notional Value $1,483,240)	1,040	(22,729)
Credit Suisse Capital, LLC
January 2013 S&P 500 Index
Swap, Terminating 01/31/13[5]
(Notional Value $36,190,305)	25,376	(603,253)
(Total Notional Value
$103,897,876)		$(232,718)

†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[2]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
[3]	Repurchase Agreements — See Note 5.
[4]	All or a portion of this security is pledged as equity index swap collateral at December 31, 2012.
[5]	Total Return based on S&P 500 Index +/- financing at a variable rate.

plc — Public Limited Company

22 | THE RYDEX FUNDS ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INVERSE S&P 500 2x STRATEGY FUND

STATEMENT OF ASSETS

AND LIABILITIES

December 31, 2012

Assets:
Investments, at value
(cost $29,998,194)	$30,000,540
Repurchase agreements, at value
(cost $23,858,421)	23,858,421
Total investments
(cost $53,856,615)	53,858,961
Segregated cash with broker	680,000
Unrealized appreciation on swap agreements	393,264
Receivables:
Fund shares sold	8,978,709
Interest	10,339
Total assets	63,921,273
Liabilities:
Unrealized depreciation on swap agreements	625,982
Payable for:
Fund shares redeemed	1,345,855
Variation margin	107,711
Swap settlement	91,629
Management fees	44,586
Distribution and service fees	14,981
Transfer agent and administrative fees	12,385
Portfolio accounting fees	7,431
Miscellaneous	123,058
Total liabilities	2,373,618
Net assets	$61,547,655
Net assets consist of:
Paid in capital	$510,767,112
Accumulated net investment loss	(1)
Accumulated net realized loss on investments	(448,869,528)
Net unrealized depreciation on investments	(349,928)
Net assets	$61,547,655
A-Class:
Net assets	$5,294,552
Capital shares outstanding	597,802
Net asset value per share	$8.86
Maximum offering price per share (Net asset value divided by 95.25%)	$9.30
C-Class:
Net assets	$4,187,203
Capital shares outstanding	517,808
Net asset value per share	$8.09
H-Class:
Net assets	$52,065,900
Capital shares outstanding	5,860,336
Net asset value per share	$8.88

STATEMENT OF

OPERATIONS

Year Ended December 31, 2012

Investment income:
Interest	$117,095
Total investment income	117,095

Expenses:
Management fees	823,627
Transfer agent and administrative fees	228,786
Distribution and service fees:
A-Class	11,516
C-Class	57,362
H-Class	202,930
Portfolio accounting fees	137,273
Custodian fees	17,828
Trustees’ fees*	11,391
Miscellaneous	165,427
Total expenses	1,656,140
Net investment loss	(1,539,045)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Swap agreements	(20,311,435)
Futures contracts	(11,504,725)
Net realized loss	(31,816,160)
Net change in unrealized appreciation (depreciation) on:
Investments	(10,608)
Swap agreements	(851,124)
Futures contracts	(204,453)
Net change in unrealized appreciation (depreciation)	(1,066,185)
Net realized and unrealized loss	(32,882,345)
Net decrease in net assets resulting from operations	$(34,421,390)

* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL REPORT | 23

INVERSE S&P 500 2x STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	December 31,	December 31,
	2012	2011

Increase (Decrease) In Net Assets From Operations:
Net investment loss	$(1,539,045)	$(2,670,581)
Net realized loss on investments	(31,816,160)	(24,381,239)
Net change in unrealized appreciation (depreciation) on investments	(1,066,185)	802,055
Net decrease in net assets resulting from operations	(34,421,390)	(26,249,765)

Capital share transactions:
Proceeds from sale of shares
A-Class	9,359,726	22,039,520
C-Class	146,728,868	257,594,595
H-Class	2,510,982,585	3,760,764,762
Cost of shares redeemed
A-Class	(8,367,525)	(20,788,219)
C-Class	(147,079,728)	(257,281,439)
H-Class	(2,502,402,768)	(3,794,996,116)
Net increase (decrease) from capital share transactions	9,221,158	(32,666,897)
Net decrease in net assets	(25,200,232)	(58,916,662)

Net assets:
Beginning of year	86,747,887	145,664,549
End of year	$61,547,655	$86,747,887
Undistributed (Accumulated) net investment income (loss) at end of year	$(1)	$—

Capital share activity:
Shares sold
A -Class	959,922	1,500,170
C-Class	15,592,158	19,255,477
H-Class	243,346,167	254,860,943
Shares redeemed
A-Class	(843,922)	(1,451,085)
C-Class	(15,660,217)	(19,256,137)
H-Class	(243,259,912)	(257,232,763)
Net increase (decrease) in shares	134,196	(2,323,395)

24 | THE RYDEX FUNDS ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INVERSE S&P 500 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,
A-Class	2012	2011	2010	2009	2008
Per Share Data
Net asset value, beginning of period	$12.74	$15.95	$23.77	$48.14	$29.16
Income (loss) from investment operations:
Net investment income (loss)[a]	(.16)	(.27)	(.34)	(.61)	.10
Net gain (loss) on investments (realized and unrealized)	(3.72)	(2.94)	(7.48)	(23.74)	19.18
Total from investment operations	(3.88)	(3.21)	(7.82)	(24.35)	19.28
Less distributions from:
Net investment income	—	—	—	(.02)	(.30)
Total distributions	—	—	—	(.02)	(.30)
Net asset value, end of period	$8.86	$12.74	$15.95	$23.77	$48.14

Total Return[b]	(30.46%)	(20.13%)	(32.90%)	(50.58%)	66.10%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$5,295	$6,138	$6,902	$7,069	$14,897
Ratios to average net assets:
Net investment income (loss)	(1.62%)	(1.84%)	(1.60%)	(1.60%)	0.27%
Total expenses	1.75%	1.93%	1.79%	1.80%	1.74%
Portfolio turnover rate	—	—	—	—	—

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,
C-Class	2012	2011	2010	2009	2008
Per Share Data
Net asset value, beginning of period	$11.71	$14.75	$22.13	$45.16	$27.56
Income (loss) from investment operations:
Net investment loss[a]	(.22)	(.34)	(.44)	(.79)	(.15)
Net gain (loss) on investments (realized and unrealized)	(3.40)	(2.70)	(6.94)	(22.22)	18.05
Total from investment operations	(3.62)	(3.04)	(7.38)	(23.01)	17.90
Less distributions from:
Net investment income	—	—	—	(.02)	(.30)
Total distributions	—	—	—	(.02)	(.30)
Net asset value, end of period	$8.09	$11.71	$14.75	$22.13	$45.16

Total Return[b]	(30.91%)	(20.61%)	(33.35%)	(50.95%)	64.93%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$4,187	$6,860	$8,654	$14,720	$17,565
Ratios to average net assets:
Net investment loss	(2.37%)	(2.58%)	(2.35%)	(2.39%)	(0.42%)
Total expenses	2.50%	2.68%	2.54%	2.59%	2.49%
Portfolio turnover rate	—	—	—	—	—

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL REPORT | 25

INVERSE S&P 500 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,
H-Class	2012	2011	2010	2009	2008
Per Share Data
Net asset value, beginning of period	$12.77	$15.97	$23.79	$48.17	$29.16
Income (loss) from investment operations:
Net investment income (loss)[a]	(.17)	(.27)	(.34)	(.60)	.11
Net gain (loss) on investments (realized and unrealized)	(3.72)	(2.93)	(7.48)	(23.76)	19.20
Total from investment operations	(3.89)	(3.20)	(7.82)	(24.36)	19.31
Less distributions from:
Net investment income	—	—	—	(.02)	(.30)
Total distributions	—	—	—	(.02)	(.30)
Net asset value, end of period	$8.88	$12.77	$15.97	$23.79	$48.17

Total Return[b]	(30.46%)	(20.04%)	(32.87%)	(50.57%)	66.21%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$52,066	$73,750	$130,109	$122,431	$177,979
Ratios to average net assets:
Net investment income (loss)	(1.64%)	(1.83%)	(1.61%)	(1.62%)	0.29%
Total expenses	1.76%	1.93%	1.79%	1.81%	1.73%
Portfolio turnover rate	—	—	—	—	—

[a]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[b]	Total return does not reflect the impact of any applicable sales charges.

26 | THE RYDEX FUNDS ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

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THE RYDEX FUNDS ANNUAL REPORT | 27

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	December 31, 2012

NASDAQ-100® 2x Strategy FUND

OBJECTIVE: Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is 200% of the performance of the NASDAQ-100® Index (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

For the one-year period ended December 31, 2012, with the NASDAQ-100 Index up 16.82%, the NASDAQ-100® 2x Strategy Fund H-Class returned 33.98%. For the one year period ending December 31, 2012, the Fund maintained a daily correlation of over 99% to its benchmark of 200% of the daily price movement of the NASDAQ-100 Index.

Information Technology, which accounted for 67% of the underlying index, and Consumer Discretionary contributed most to the performance of the underlying index during the year, while lightly weighted Materials contributed least to return. Telecommunications Services was the only sector to detract from return for the period.

Apple, Inc., Oracle Corp. and Amazon.com, Inc., were the stocks contributing most to performance of the underlying index for the year, while Intel Corp., Dell, Inc. and Apollo Group, Inc. detracted most from performance of the underlying index for the year.

Derivatives in the Fund were used to help provide exposure to the composition of the benchmark in the highest efficient manner and to provide leverage, not for hedging purposes.

Due to the compounding of daily returns, leveraged and inverse funds’ returns over periods other than one day will likely differ in amount and possibly direction from the benchmark return for the same period. Investors should monitor their leveraged and inverse funds’ holdings to ensure that they are consistent with their strategies, as frequently as daily.

The effects of compounding may cause the longer-term correlation of the fund to its benchmark to diminish. The apparent discrepancy between the leveraged and unleveraged indices is the result of compounding, which is described briefly on page 4 of this report.

Performance displayed represents past performance, which is no guarantee of future results.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
A-Class	September 1, 2004
C-Class	November 20, 2000
H-Class	May 24, 2000

Ten Largest Holdings (% of Total Net Assets)
Apple, Inc.	12.9%
Microsoft Corp.	5.8%
Google, Inc. — Class A	4.9%
Oracle Corp.	4.1%
Amazon.com, Inc.	2.9%
QUALCOMM, Inc.	2.7%
Cisco Systems, Inc.	2.7%
Intel Corp.	2.7%
Comcast Corp. — Class A	2.0%
Amgen, Inc.	1.7%
Top Ten Total	42.4%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

28 | THE RYDEX FUNDS ANNUAL REPORT

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) (concluded)

Cumulative Fund Performance*

Average Annual Returns*

Periods Ended 12/31/12

	1 Year	5 Year	10 Year
C-Class Shares	32.96%	0.71%	11.66%
C-Class Shares with CDSC‡	31.96%	0.71%	11.66%
H-Class Shares	33.98%	1.53%	12.55%
NASDAQ-100 Index	16.82%	5.00%	10.46%

			Since
			Inception
	1 Year	5 Year	(09/01/04)
A-Class Shares	34.07%	1.53%	8.21%
A-Class Shares with sales charge†	27.71%	0.55%	7.58%
NASDAQ-100 Index	16.82%	5.00%	8.22%

*	The performance data represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The NASDAQ-100 Index is an unmanaged index and, unlike the Fund, has no management fees or operating expenses to reduce its reported return. The graphs are based on A-Class shares and H-Class shares only; performance for C-Class shares will vary due to differences in fee structure.
†	Fund returns are calculated using the maximum sales charge of 4.75%.
‡	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

THE RYDEX FUNDS ANNUAL REPORT | 29

SCHEDULE OF INVESTMENTS	December 31, 2012
NASDAQ-100® 2x STRATEGY FUND

	Shares	Value

COMMON STOCKS† - 79.2%

Information Technology - 50.5%
Apple, Inc.	36,253	$19,323,936
Microsoft Corp.	324,346	8,669,769
Google, Inc. — Class A*	10,214	7,245,505
Oracle Corp.	185,709	6,187,824
QUALCOMM, Inc.	65,663	4,072,420
Cisco Systems, Inc.	204,606	4,020,508
Intel Corp.	191,756	3,955,927
eBay, Inc.*	49,866	2,544,163
Texas Instruments, Inc.	43,196	1,336,485
Facebook, Inc. — Class A*	42,366	1,128,207
Automatic Data Processing, Inc.	18,704	1,066,315
Baidu, Inc. ADR*	10,562	1,059,263
Yahoo!, Inc.*	45,578	907,002
Cognizant Technology Solutions
Corp. — Class A*	11,572	856,907
Adobe Systems, Inc.*	19,075	718,746
Intuit, Inc.	11,414	679,133
Dell, Inc.	66,841	677,099
Broadcom Corp. — Class A	19,734	655,366
Applied Materials, Inc.	47,691	545,585
Symantec Corp.*	26,743	503,036
Analog Devices, Inc.	11,610	488,317
Citrix Systems, Inc.*	7,195	473,071
NetApp, Inc.*	13,805	463,157
Activision Blizzard, Inc.	42,880	455,386
Seagate Technology plc	14,548	443,423
Paychex, Inc.	14,005	436,116
Altera Corp.	12,357	425,575
Fiserv, Inc.*	5,148	406,846
SanDisk Corp.*	9,317	405,849
Western Digital Corp.	9,390	398,981
CA, Inc.	17,697	388,980
Equinix, Inc.*	1,870	385,594
Check Point Software Technologies Ltd.*	7,896	376,165
Xilinx, Inc.	10,057	361,046
Maxim Integrated Products, Inc.	11,238	330,397
KLA-Tencor Corp.	6,416	306,428
Autodesk, Inc.*	8,656	305,990
Linear Technology Corp.	8,918	305,887
Avago Technologies Ltd.	9,440	298,870
F5 Networks, Inc.*	3,049	296,210
NVIDIA Corp.	24,079	295,931
Akamai Technologies, Inc.*	6,837	279,702
Nuance Communications, Inc.*	12,039	268,710
Micron Technology, Inc.*	39,212	248,996
Microchip Technology, Inc.[1]	7,503	244,523
BMC Software, Inc.*	5,973	236,889
Total Information Technology		75,480,235
Consumer Discretionary - 13.5%
Amazon.com, Inc.*	17,456	4,383,899
Comcast Corp. — Class A	81,657	3,052,339
Starbucks Corp.	28,659	1,536,696
News Corp. — Class A	59,578	1,521,622
Priceline.com, Inc.*	1,923	1,194,567
DIRECTV*	23,281	1,167,775
Viacom, Inc. — Class B	17,385	916,885
Sirius XM Radio, Inc.	200,664	579,919
Bed Bath & Beyond, Inc.*	8,837	494,077
Liberty Media Corporation - Liberty
Capital — Class A*	4,250	493,043
Mattel, Inc.	13,222	484,190
Ross Stores, Inc.	8,625	467,044
Wynn Resorts Ltd.	3,876	436,011
O’Reilly Automotive, Inc.*	4,419	395,147
Liberty Interactive Corp. — Class A*	19,838	390,412
Virgin Media, Inc.[1]	10,341	380,032
Dollar Tree, Inc.*	8,755	355,103
Discovery Communications, Inc. —
Class A*	5,590	354,853
Liberty Global, Inc. — Class A*	5,560	350,224
Garmin Ltd.[1]	7,516	306,803
Staples, Inc.	25,971	296,069
Expedia, Inc.	4,702	288,938
Fossil, Inc.*	2,314	215,433
Sears Holdings Corp.*,1	4,100	169,576
Total Consumer Discretionary		20,230,657
Health Care - 9.3%
Amgen, Inc.	29,567	2,552,224
Gilead Sciences, Inc.*	29,192	2,144,152
Express Scripts Holding Co.*	31,460	1,698,840
Biogen Idec, Inc.*	9,118	1,337,337
Celgene Corp.*	16,300	1,283,136
Intuitive Surgical, Inc.*	1,533	751,737
Alexion Pharmaceuticals, Inc.*	7,491	702,731
Regeneron Pharmaceuticals, Inc.*	3,640	622,695
Cerner Corp.*	6,611	513,278
Mylan, Inc.*	15,705	431,573
Perrigo Co.	3,621	376,693
Catamaran Corp.*	7,900	372,169
Vertex Pharmaceuticals, Inc.*	8,355	350,409
Life Technologies Corp.*	6,629	325,351
Henry Schein, Inc.*	3,386	272,438
DENTSPLY International, Inc.	5,468	216,587
Total Health Care		13,951,350
Consumer Staples - 2.9%
Mondelez International, Inc. — Class A	68,484	1,744,287
Costco Wholesale Corp.	16,665	1,646,002
Whole Foods Market, Inc.	7,151	653,101
Monster Beverage Corp.*	6,604	349,220
Total Consumer Staples		4,392,610
Industrials - 1.7%
PACCAR, Inc.	13,603	614,992
Fastenal Co.	11,421	533,246
CH Robinson Worldwide, Inc.	6,212	392,724
Verisk Analytics, Inc. — Class A*	6,430	327,930
Expeditors International of
Washington, Inc.	8,048	318,298
Stericycle, Inc.*	3,309	308,630
Total Industrials		2,495,820

30 | the Rydex FUNDS annual report	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (concluded)	December 31, 2012
NASDAQ-100® 2x STRATEGY FUND

	Shares	Value

Telecommunication Services - 0.9%
Vodafone Group plc ADR	37,579	$946,615
SBA Communications Corp. — Class A*	4,870	345,867
Total Telecommunication Services		1,292,482
Materials - 0.4%
Sigma-Aldrich Corp.	4,638	341,264
Randgold Resources Ltd. ADR	2,015	199,989
Total Materials		541,253
Total Common Stocks
(Cost $61,867,530)		118,384,407

	Face
	Amount

REPURCHASE AGREEMENTS††,2 - 14.3%
Credit Suisse Group
issued 12/31/12 at 0.12%
due 01/02/13[3]	$11,862,425	11,862,425
Mizuho Financial Group, Inc.
issued 12/31/12 at 0.14%
due 01/02/13	9,504,588	9,504,588
Total Repurchase Agreements
(Cost $21,367,013)		21,367,013
SECURITIES LENDING COLLATERAL††,4 - 0.3%
Repurchase Agreement
Merrill Lynch, Pierce, Fenner & Smith, Inc.
issued 12/31/12 at
0.16% due 01/02/13	312,658	312,658
RBS Securities, Inc.
issued 12/31/12 at 0.20%
due 01/02/13	198,437	198,437
Total Securities Lending Collateral
(Cost $511,095)		511,095
Total Investments - 93.8%
(Cost $83,745,638)		$140,262,515
Other Assets & Liabilities, net - 6.2%		9,238,216
Total Net Assets - 100.0%		$149,500,731

		Unrealized
	Contracts	Gain

EQUITY FUTURES CONTRACTS PURCHASED†
March 2013 NASDAQ-100 Index Mini
Futures Contracts
(Aggregate Value of
Contracts $32,565,625)	613	$315,979

	Units

EQUITY INDEX SWAP AGREEMENTS††
Barclays Bank plc
January 2013 NASDAQ-100 Index
Swap, Terminating 01/31/13[5]
(Notional Value $73,254,371)	27,530	$1,501,744
Credit Suisse Capital, LLC
January 2013 NASDAQ-100 Index
Swap, Terminating 01/31/13[5]
(Notional Value $27,155,500)	10,205	556,532
Goldman Sachs International
January 2013 NASDAQ-100 Index
Swap, Terminating 01/23/13[5]
(Notional Value $46,962,209)	17,649	427,309
(Total Notional Value
$147,372,080)		$2,485,585

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or portion of this security is on loan at December 31, 2012 — See Note 10.
[2]	Repurchase Agreements — See Note 5.
[3]	All or a portion of this security is pledged as equity index swap collateral at December 31, 2012.
[4]	Securities lending collateral — See Note 10.
[5]	Total Return based on NASDAQ-100 Index +/- financing at a variable rate.

ADR — American Depositary Receipt

plc — Public Limited Company

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL REPORT | 31

NASDAQ-100® 2x STRATEGY FUND

STATEMENT OF ASSETS

AND LIABILITIES

December 31, 2012

Assets:
Investments, at value - including $508,269 of securities loaned
(cost $61,867,530)	$118,384,407
Repurchase agreements, at value
(cost $21,878,108)	21,878,108
Total investments
(cost $83,745,638)	140,262,515
Segregated cash with broker	10,986,000
Unrealized appreciation on swap agreements	2,485,585
Receivable for swap settlement	183,546
Cash	3,261
Receivables:
Fund shares sold	6,429,447
Securities sold	5,016,738
Variation margin	839,812
Dividends	50,767
Interest	815
Total assets	166,258,486
Liabilities:
Payable for:
Fund shares redeemed	15,704,496
Payable upon return of securities loaned	511,095
Management fees	106,491
Distribution and service fees	36,658
Transfer agent and administrative fees	29,581
Portfolio accounting fees	17,749
Miscellaneous	351,685
Total liabilities	16,757,755
Net assets	$149,500,731
Net assets consist of:
Paid in capital	$185,537,489
Undistributed net investment income	22,928
Accumulated net realized loss on investments	(95,378,127)
Net unrealized appreciation on investments	59,318,441
Net assets	$149,500,731
A-Class:
Net assets	$5,865,188
Capital shares outstanding	36,524
Net asset value per share	$160.58
Maximum offering price per share
(Net asset value divided by 95.25%)	$168.59
C-Class:
Net assets	$11,639,608
Capital shares outstanding	81,987
Net asset value per share	$141.97
H Class:
Net assets	$131,995,935
Capital shares outstanding	822,065
Net asset value per share	$160.57

STATEMENT OF

OPERATIONS

Year Ended December 31, 2012

Investment Income:
Dividends (net of foreign withholding tax of $419)	$2,430,580
Interest	54,846
Income from securities lending, net	3,185
Total investment income	2,488,611

Expenses:
Management fees	2,159,912
Transfer agent and administrative fees	599,975
Distribution and service fees:
A-Class	14,644
C-Class	145,085
H-Class	549,061
Portfolio accounting fees	359,989
Custodian fees	48,251
Trustees’ fees*	20,192
Miscellaneous	523,814
Total expenses	4,420,923
Net investment loss	(1,932,312)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	18,899,364
Swap agreements	26,622,145
Futures contracts	12,388,497
Foreign currency	54
Net realized gain	57,910,060
Net change in unrealized appreciation (depreciation) on:
Investments	3,420,100
Swap agreements	2,973,685
Futures contracts	(324,427)
Net change in unrealized appreciation (depreciation)	6,069,358
Net realized and unrealized gain	63,979,418
Net increase in net assets resulting from operations	$62,047,106

* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

32 | the Rydex FUNDS annual report	See Notes to Financial Statements.

NASDAQ-100® 2x STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	December 31,	December 31,
	2012	2011

Increase (Decrease) In Net Assets From Operations:
Net investment loss	$(1,932,312)	$(2,753,994)
Net realized gain on investments	57,910,060	2,232,991
Net change in unrealized appreciation (depreciation) on investments	6,069,358	(24,536,197)
Net increase (decrease) in net assets resulting from operations	62,047,106	(25,057,200)

Capital share transactions:
Proceeds from sale of shares
A-Class	6,880,015	7,758,964
C-Class	90,422,354	236,147,951
H-Class	3,488,001,370	3,162,891,812
Cost of shares redeemed
A-Class	(6,744,636)	(11,013,699)
C-Class	(100,102,558)	(240,215,055)
H-Class	(3,528,492,348)	(3,257,167,447)
Net decrease from capital share transactions	(50,035,803)	(101,597,474)
Net increase (decrease) in net assets	12,011,303	(126,654,674)

Net assets:
Beginning of year	137,489,428	264,144,102
End of year	$149,500,731	$137,489,428
Undistributed net investment income at end of year	$22,928	$—

Capital share activity:
Shares sold
A-Class	41,943	60,483
C-Class	646,589	2,084,346
H-Class	22,001,255	24,995,303
Shares redeemed
A-Class	(42,638)	(88,547)
C-Class	(713,685)	(2,120,012)
H-Class	(22,156,286)	(25,971,202)
Net decrease in shares	(222,822)	(1,039,629)

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL REPORT | 33

NASDAQ-100® 2x Strategy FUND

 FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,
A-Class	2012	2011	2010	2009[c]	2008[c]
Per Share Data
Net asset value, beginning of period	$119.78	$120.86	$88.62	$40.54	$148.85
Income (loss) from investment operations:
Net investment loss[a]	(1.06)	(1.62)	(1.08)	(.73)	(.90)
Net gain (loss) on investments (realized and unrealized)	41.86	.54	33.32	48.81	(107.41)
Total from investment operations	40.80	(1.08)	32.24	48.08	(108.31)
Net asset value, end of period	$160.58	$119.78	$120.86	$88.62	$40.54

Total Return[b]	34.07%	(0.89%)	36.37%	118.60%	(72.76%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$5,865	$4,458	$7,890	$10,134	$5,835
Ratios to average net assets:
Net investment loss	(0.66%)	(1.27%)	(1.15%)	(1.25%)	(0.90%)
Total expenses	1.78%	1.92%	1.82%	1.85%	1.76%
Portfolio turnover rate	307%	164%	121%	78%	50%

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,
C-Class	2012	2011	2010	2009[c]	2008[c]
Per Share Data
Net asset value, beginning of period	$106.78	$108.57	$80.21	$37.03	$137.05
Income (loss) from investment operations:
Net investment loss[a]	(2.08)	(2.30)	(1.60)	(1.07)	(1.45)
Net gain (loss) on investments (realized and unrealized)	37.27	.51	29.96	44.25	(98.57)
Total from investment operations	35.19	(1.79)	28.36	43.18	(100.02)
Net asset value, end of period	$141.97	$106.78	$108.57	$80.21	$37.03

Total Return[b]	32.96%	(1.64%)	35.33%	116.61%	(72.97%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$11,640	$15,920	$20,058	$19,475	$13,791
Ratios to average net assets:
Net investment loss	(1.49%)	(2.03%)	(1.88%)	(2.02%)	(1.67%)
Total expenses	2.55%	2.68%	2.57%	2.60%	2.52%
Portfolio turnover rate	307%	164%	121%	78%	50%

34 | the Rydex FUNDS annual report	See Notes to Financial Statements.

NASDAQ-100® 2x Strategy FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,
H-Class	2012	2011	2010	2009[c]	2008[c]
Per Share Data
Net asset value, beginning of period	$119.86	$120.94	$88.62	$40.54	$148.85
Income (loss) from investment operations:
Net investment loss[a]	(1.24)	(1.59)	(1.07)	(.74)	(.80)
Net gain (loss) on investments (realized and unrealized)	41.95	.51	33.39	48.82	(107.51)
Total from investment operations	40.71	(1.08)	32.32	48.08	(108.31)
Net asset value, end of period	$160.57	$119.86	$120.94	$88.62	$40.54

Total Return[b]	33.98%	(0.90%)	36.46%	118.60%	(72.76%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$131,996	$117,112	$236,196	$193,465	$118,414
Ratios to average net assets:
Net investment loss	(0.76%)	(1.24%)	(1.13%)	(1.29%)	(0.90%)
Total expenses	1.80%	1.92%	1.82%	1.84%	1.77%
Portfolio turnover rate	307%	164%	121%	78%	50%

[a]	Net investment loss per share was computed using average shares outstanding throughout the period.
[b]	Total return does not reflect the impact of any applicable sales charge.
[c]	Per share amounts for the year ended December 31, 2008 and the period January 1, 2009 through April 19, 2009 have been restated to reflect a 1:5 reverse share split effective April 20, 2009.

See Notes to Financial Statements.	the Rydex FUNDS annual report | 35

Performance Report and FUND PROFILE (Unaudited)	December 31, 2012

Inverse NASDAQ-100® 2x Strategy fund

OBJECTIVE: Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is 200% the inverse (opposite) of the performance of the NASDAQ-100® Index (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

For the one-year period ended December 31, 2012, with the NASDAQ-100 Index up 16.82%, the Inverse NASDAQ-100® 2x Strategy Fund H-Class returned -34.84%. For the one-year period ended December 31, 2012, Inverse NASDAQ-100® 2x Strategy Fund maintained a daily correlation of over 99% to its benchmark of -200% of the daily price movement of the NASDAQ-100 Index.

Information Technology, which accounted for 67% of the underlying index, and Consumer Discretionary contributed most to the performance of the underlying index during the year, while lightly weighted Materials contributed least to return. Telecommunications Services was the only sector to detract from return for the period.

Apple, Inc., Oracle Corp. and Amazon.com, Inc., were the stocks contributing most to performance of the underlying index for the year, while Intel Corp., Dell, Inc. and Apollo Group, Inc. detracted most from performance of the underlying index for the year.

Derivatives in the Fund were used to help provide exposure to the composition of the benchmark in the highest efficient manner and not for hedging purposes.

Due to the compounding of daily returns, leveraged and inverse funds’ returns over periods other than one day will likely differ in amount and possibly direction from the benchmark return for the same period. Investors should monitor their leveraged and inverse funds’ holdings to ensure that they are consistent with their strategies, as frequently as daily.

The effects of compounding may cause the longer-term correlation of the fund to its benchmark to diminish. The apparent discrepancy between the leveraged and unleveraged indices is the result of compounding, which is described briefly on page 4 of this report.

Performance displayed represents past performance, which is no guarantee of future results.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
A-Class	September 1, 2004
C-Class	March 8, 2001
H-Class	May 23, 2000

The Fund invests principally in derivative investments such as swap agreements and futures contracts.

36 | the Rydex FUNDS annual report

Performance Report and FUND PROFILE (Unaudited) (concluded)

Cumulative Fund Performance*

Average Annual Returns*

 Periods Ended 12/31/12

	1 Year	5 Year	10 Year
C-Class Shares	-35.63%	-28.80%	-28.99%
C-Class Shares with CDSC‡	-36.27%	-28.80%	-28.99%
H-Class Shares	-34.84%	-28.23%	-28.43%
NASDAQ-100 Index	16.82%	5.00%	10.46%

			Since
			Inception
	1 Year	5 Year	(09/01/04)
A-Class Shares	-34.70%	-28.24%	-25.14%
A-Class Shares with sales charge†	-37.80%	-28.94%	-25.58%
NASDAQ-100 Index	16.82%	5.00%	8.22%

*	The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The NASDAQ-100 Index is an unmanaged index and, unlike the Fund, has no management fees or operating expenses to reduce its reported return. The graphs are based on A-Class shares and H-Class shares only; performance for C-Class shares will vary due to differences in fee structure.
†	Fund returns are calculated using the maximum sales charge of 4.75%.

‡	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

the Rydex FUNDS annual report | 37

SCHEDULE OF INVESTMENTS	December 31, 2012
Inverse NASDAQ-100® 2x Strategy FUND

	Face
	Amount	Value

REPURCHASE AGREEMENTS††,1 - 103.6%
Mizuho Financial Group, Inc.
issued 12/31/12 at 0.14%
due 01/02/13	$27,709,886	$27,709,886
Credit Suisse Group
issued 12/31/12 at 0.12%
due 01/02/13[2]	5,989,240	5,989,240
Total Repurchase Agreements
(Cost $33,699,126)		33,699,126
Total Investments - 103.6%
(Cost $33,699,126)		$33,699,126
Other Assets & Liabilities, net - (3.6)%		(1,172,772)
Total Net Assets - 100.0%		$32,526,354

		Unrealized
	Contracts	Gain (Loss)

EQUITY FUTURES CONTRACTS SOLD SHORT†
March 2013 NASDAQ-100 Index
Mini Futures Contracts
(Aggregate Value of
Contracts $17,265,625)	325	$207,987

	Units
EQUITY INDEX SWAP AGREEMENTS SOLD SHORT††
Goldman Sachs International
January 2013 NASDAQ-100 Index Swap,
Terminating 01/23/13[3]
(Notional Value $11,745,928)	4,414	$(107,331)
Barclays Bank plc
January 2013 NASDAQ-100 Index Swap,
Terminating 01/31/13[3]
(Notional Value $8,843,448)	3,323	(181,326)
Credit Suisse Capital, LLC
January 2013 NASDAQ-100 Index Swap,
Terminating 01/31/13[3]
(Notional Value $27,435,359)	10,310	(562,268)
(Total Notional Value
$48,024,735)		$(850,925)

†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Repurchase Agreements — See Note 5.
[2]	All or a portion of this security is pledged as equity index swap collateral at December 31, 2012.
[3]	Total return based on NASDAQ-100 Index +/- financing at a variable rate.

plc — Public Limited Company

38 | THE RYDEX FUNDS ANNUAL REPORT	See Notes to Financial Statements.

Inverse NASDAQ-100® 2x Strategy FUND

STATEMENT OF ASSETS
AND LIABILITIES

December 31, 2012

Assets:
Repurchase agreements, at value
(cost $33,699,126)	$33,699,126
Segregated cash with broker	1,662,031
Receivables:
Fund shares sold	4,038,205
Interest	128
Total assets	39,399,490
Liabilities:
Unrealized depreciation on swap agreements	850,925
Payable for:
Fund shares redeemed	5,391,508
Variation margin	525,474
Management fees	25,977
Distribution and service fees	8,434
Transfer agent and administrative fees	7,216
Portfolio accounting fees	4,330
Miscellaneous	59,272
Total liabilities	6,873,136
Net assets	$32,526,354
Net assets consist of:
Paid in capital	$466,514,211
Undistributed net investment income	—
Accumulated net realized loss on investments	(433,344,919)
Net unrealized depreciation on investments	(642,938)
Net assets	$32,526,354
A-Class:
Net assets	$881,235
Capital shares outstanding	98,794
Net asset value per share	$8.92
Maximum offering price per share
(Net asset value divided by 95.25%)	$9.36
C-Class:
Net assets	$2,145,906
Capital shares outstanding	263,978
Net asset value per share	$8.13
H-Class:
Net assets	$29,499,213
Capital shares outstanding	3,306,582
Net asset value per share	$8.92

STATEMENT OF
OPERATIONS

Year Ended December 31, 2012

Investment Income:
Interest	$53,818
Total investment income	53,818

Expenses:
Management fees	411,797
Transfer agent and administrative fees	114,388
Distribution and service fees:
A-Class	1,842
C-Class	21,613
H-Class	107,144
Portfolio accounting fees	68,634
Custodian fees	8,748
Trustees’ fees*	4,887
Miscellaneous	96,521
Total expenses	835,574
Net investment loss	(781,756)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Swap agreements	(13,548,358)
Futures contracts	(2,536,320)
Net realized loss	(16,084,678)
Net change in unrealized appreciation (depreciation) on:
Investments	(3,585)
Swap agreements	(1,208,830)
Futures contracts	184,062
Net change in unrealized appreciation (depreciation)	(1,028,353)
Net realized and unrealized loss	(17,113,031)
Net decrease in net assets resulting from operations	$(17,894,787)

* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

See Notes to Financial Statements.	the Rydex FUNDS annual report | 39

Inverse NASDAQ-100® 2x Strategy FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	December 31,	December 31,
	2012	2011

Increase (Decrease) In Net Assets From Operations:
Net investment loss	$(781,756)	$(1,094,996)
Net realized loss on investments	(16,084,678)	(16,038,254)
Net change in unrealized appreciation (depreciation) on investments	(1,028,353)	(241,605)
Net decrease in net assets resulting from operations	(17,894,787)	(17,374,855)

Capital share transactions:
Proceeds from sale of shares
A-Class	1,553,495	8,638,126
C-Class	65,942,270	168,430,185
H-Class	1,551,870,494	1,751,401,630
Cost of shares redeemed
A-Class	(2,566,663)	(6,982,258)
C-Class	(66,618,363)	(166,791,204)
H-Class	(1,549,877,084)	(1,745,481,910)
Net increase from capital share transactions	304,149	9,214,569
Net decrease in net assets	(17,590,638)	(8,160,286)

Net assets:
Beginning of year	50,116,992	58,277,278
End of year	$32,526,354	$50,116,992
Undistributed net investment income at end of year	$—	$—

Capital share activity:
Shares sold
A-Class	163,487	553,832 [1]
C-Class	7,465,680	12,129,627 [1]
H-Class	159,758,767	114,422,071 [1]
Shares redeemed
A-Class	(236,421)	(440,860)[1]
C-Class	(7,525,055)	(12,017,166)[1]
H-Class	(159,641,659)	(114,257,264)[1]
Net increase (decrease) in shares	(15,201)	390,240

[1]	The share activity for the period January 1, 2011 through December 2, 2011 has been restated to reflect 1:4 reverse share split effective December 2, 2011.

40 | the Rydex FUNDS annual report	See Notes to Financial Statements.

Inverse NASDAQ-100® 2x Strategy FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,
A-Class	2012	2011[c]	2010[c]	2009[c]	2008[c]
Per Share Data
Net asset value, beginning of period	$13.66	$17.80	$29.28	$87.68	$47.12
Income (loss) from investment operations:
Net investment income (loss)[a]	(.16)	(.28)	(.44)	(.96)	.12
Net gain (loss) on investments (realized and unrealized)	(4.58)	(3.86)	(11.04)	(57.44)	40.88
Total from investment operations	(4.74)	(4.14)	(11.48)	(58.40)	41.00
Less distributions from:
Net investment income	—	—	—	—	(.44)
Total distributions	—	—	—	—	(.44)
Net asset value, end of period	$8.92	$13.66	$17.80	$29.28	$87.68

Total Return[b]	(34.70%)	(23.26%)	(39.21%)	(66.61%)	87.03%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$881	$2,346	$1,045	$1,282	$3,847
Ratios to average net assets:
Net investment income (loss)	(1.67%)	(1.84%)	(1.66%)	(1.67%)	0.21%
Total expenses	1.78%	1.92%	1.82%	1.83%	1.76%
Portfolio turnover rate	—	—	—	—	—

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,
C-Class	2012	2011[c]	2010[c]	2009[c]	2008[c]
Per Share Data
Net asset value, beginning of period	$12.63	$16.52	$27.32	$82.48	$44.68
Income (loss) from investment operations:
Net investment loss[a]	(0.22)	(.38)	(.52)	(1.12)	(.24)
Net gain (loss) on investments (realized and unrealized)	(4.28)	(3.51)	(10.28)	(54.04)	38.48
Total from investment operations	(4.50)	(3.89)	(10.80)	(55.16)	38.24
Less distributions from:
Net investment income	—	—	—	—	(.44)
Total distributions	—	—	—	—	(.44)
Net asset value, end of period	$8.13	$12.63	$16.52	$27.32	$82.48

Total Return[b]	(35.63%)	(23.55%)	(39.53%)	(66.88%)	85.61%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,146	$4,084	$3,485	$4,879	$8,532
Ratios to average net assets:
Net investment income (loss)	(2.39%)	(2.67%)	(2.41%)	(2.39%)	(0.40%)
Total expenses	2.50%	2.68%	2.57%	2.59%	2.51%
Portfolio turnover rate	—	—	—	—	—

See Notes to Financial Statements.	the Rydex FUNDS annual report | 41

Inverse NASDAQ-100® 2x Strategy FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,
H-Class	2012	2011[c]	2010[c]	2009[c]	2008[c]
Per Share Data
Net asset value, beginning of period	$13.70	$17.76	$29.24	$87.56	$47.08
Income (loss) from investment operations:
Net investment income (loss)[a]	(.16)	(.29)	(.40)	(.84)	.20
Net gain (loss) on investments (realized and unrealized)	(4.62)	(3.77)	(11.08)	(57.48)	40.72
Total from investment operations	(4.78)	(4.06)	(11.48)	(58.32)	40.92
Less distributions from:
Net investment income	—	—	—	—	(.44)
Total distributions	—	—	—	—	(.44)
Net asset value, end of period	$8.92	$13.70	$17.76	$29.24	$87.56

Total Return[b]	(34.84%)	(22.92%)	(39.26%)	(66.61%)	86.93%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$29,499	$43,686	$53,747	$62,049	$110,965
Ratios to average net assets:
Net investment income (loss)	(1.67%)	(1.86%)	(1.66%)	(1.69%)	0.35%
Total expenses	1.79%	1.93%	1.82%	1.84%	1.76%
Portfolio turnover rate	—	—	—	—	—

[a]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[b]	Total return does not reflect the impact of any applicable sales charges.
[c]	Per share amounts for years ended December 31, 2008 - December 31, 2010 and the period January 1, 2011 through December 2, 2011 have been restated to reflect 1:4 reverse share split effective December 2, 2011.

42 | the Rydex FUNDS annual report	See Notes to Financial Statements.

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the Rydex FUNDS annual report | 43

Performance Report and FUND PROFILE (Unaudited)	December 31, 2012

Dow 2x Strategy FUND

OBJECTIVE: Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is 200% of the performance of the Dow Jones Industrial AverageSM Index (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

For the one-year period ended December 31, 2012, Dow 2x Strategy Fund maintained a daily correlation of over 99% to its benchmark of 200% of the daily price movement of the Dow Jones Industrial Average Index. Dow 2x Strategy Fund H-Class gained 16.34% while the Dow Jones Industrial Average Index rose 10.24% over the same time period.

Financials and Industrials provided the most performance to the underlying index during the year. No sector detracted from return, but Materials and Information Technology contributed least to performance for the year.

Home Depot, Inc., 3M Co. and Travelers Cos., Inc. were the largest contributors to performance of the underlying index for the year. Hewlett-Packard Co., McDonald’s Corp. and Intel Corp. were the largest detractors from performance of the underlying index for the year.

Derivatives in the Fund were used to help provide exposure to the composition of the benchmark in the highest efficient manner and to provide leverage, not for hedging purposes.

Due to the compounding of daily returns, leveraged and inverse funds’ returns over periods other than one day will likely differ in amount and possibly direction from the benchmark return for the same period. Investors should monitor their leveraged and inverse funds’ holdings to ensure that they are consistent with their strategies, as frequently as daily.

The effects of compounding may cause the longer-term correlation of the fund to its benchmark to diminish. The apparent discrepancy between the leveraged and unleveraged indices is the result of compounding, which is described briefly on page 4 of this report.

Performance displayed represents past performance, which is no guarantee of future results.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
A-Class	September 1, 2004
C-Class	February 20, 2004
H-Class	February 20, 2004

Ten Largest Holdings (% of Total Net Assets)
International Business Machines Corp.	8.3%
Chevron Corp.	4.7%
3M Co.	4.0%
Caterpillar, Inc.	3.9%
McDonald’s Corp.	3.8%
Exxon Mobil Corp.	3.7%
United Technologies Corp.	3.5%
Boeing Co.	3.2%
Travelers Companies, Inc.	3.1%
Johnson & Johnson	3.0%
Top Ten Total	41.2%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

44 | the Rydex FUNDS annual report

Performance Report and FUND PROFILE (Unaudited) (concluded)

Cumulative Fund Performance*

Average Annual Returns*

Periods Ended 12/31/12

			Since
			Inception
	1 Year	5 Year	(09/01/04)
A-Class Shares	16.43%	-4.15%	2.37%
A-Class Shares with sales charge†	10.91%	-5.07%	1.78%
Dow Jones Industrial Average Index	10.24%	2.62%	5.82%

			(02/20/04)
C-Class Shares	15.63%	-4.88%	0.37%
C-Class Shares with CDSC‡	14.63%	-4.88%	0.37%
Dow Jones Industrial Average Index	10.24%	2.62%	5.07%

			(02/20/04)
H-Class Shares	16.34%	-4.23%	1.09%
Dow Jones Industrial Average Index	10.24%	2.62%	5.07%

*	The performance data represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The Dow Jones Industrial Average Index is an unmanaged index and, unlike the Fund, has no management fees or operating expenses to reduce its reported return. The graphs are based on A-Class and H-Class shares only; performance for C-Class shares will vary due to differences in fee structure.
†	Fund returns are calculated using the maximum sales charge of 4.75%.

‡	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

the Rydex FUNDS annual report | 45

SCHEDULE OF INVESTMENTS	December 31, 2012
Dow 2x Strategy FUND

	Shares	Value

COMMON STOCKS† - 73.5%

Industrials - 15.5%
3M Co.	9,900	$919,215
Caterpillar, Inc.	9,900	886,842
United Technologies Corp.	9,900	811,898
Boeing Co.	9,900	746,064
General Electric Co.	9,900	207,801
Total Industrials		3,571,820
Information Technology - 11.8%
International Business Machines Corp.	9,902	1,896,728
Microsoft Corp.	9,900	264,627
Intel Corp.	9,901	204,258
Cisco Systems, Inc.	9,900	194,535
Hewlett-Packard Co.	9,900	141,075
Total Information Technology		2,701,223
Consumer Discretionary - 8.6%
McDonald’s Corp.	9,900	873,279
Home Depot, Inc.	9,900	612,315
Walt Disney Co.	9,900	492,921
Total Consumer Discretionary		1,978,515
Energy - 8.4%
Chevron Corp.	9,900	1,070,586
Exxon Mobil Corp.	9,902	857,018
Total Energy		1,927,604
Health Care - 8.2%
Johnson & Johnson	9,900	693,990
UnitedHealth Group, Inc.	9,900	536,976
Merck & Company, Inc.	9,900	405,306
Pfizer, Inc.	9,900	248,292
Total Health Care		1,884,564
Financials - 8.0%
Travelers Companies, Inc.	9,900	711,018
American Express Co.	9,900	569,052
JPMorgan Chase & Co.	9,900	435,303
Bank of America Corp.	9,900	114,840
Total Financials		1,830,213
Consumer Staples - 7.4%
Wal-Mart Stores, Inc.	9,900	675,477
Procter & Gamble Co.	9,900	672,111
Coca-Cola Co.	9,907	359,129
Total Consumer Staples		1,706,717
Telecommunication Services - 3.3%
Verizon Communications, Inc.	9,900	428,373
AT&T, Inc.	9,900	333,729
Total Telecommunication Services		762,102
Materials - 2.3%
EI du Pont de Nemours & Co.	9,900	445,203
Alcoa, Inc.	9,906	85,984
Total Materials		531,187
Total Common Stocks
(Cost $16,593,464)		16,893,945

	Face
	Amount
REPURCHASE AGREEMENTS††,1 - 12.2%
Credit Suisse Group
issued 12/31/12 at 0.12%
due 01/02/13[2]	$2,289,799	2,289,799
Mizuho Financial Group, Inc.
issued 12/31/12 at 0.14%
due 01/02/13	517,593	517,593
Total Repurchase Agreements
(Cost $2,807,392)		2,807,392
Total Investments - 85.7%
(Cost $19,400,856)		$19,701,337
Other Assets & Liabilities, net - 14.3%		3,272,891
Total Net Assets - 100.0%		$22,974,228

		Unrealized
	Contracts	Gain (Loss)

EQUITY FUTURES CONTRACTS PURCHASED†
March 2013 Dow Jones
Industrial Average Index Mini
Futures Contracts
(Aggregate Value of
Contracts $17,082,400)	262	$(10,289)

	Units
EQUITY INDEX SWAP AGREEMENTS††
Credit Suisse Capital, LLC
January 2013 Dow Jones
Industrial Average Index Swap,
Terminating 01/31/13[3]
(Notional Value $6,925,606)	529	$87,767
Barclays Bank plc January 2013
Dow Jones Industrial Average
Index Swap, Terminating 01/31/13[3]
(Notional Value $2,649,498)	202	33,522
Goldman Sachs International
January 2013 Dow Jones Industrial
Average Index Swap,
Terminating 01/23/13[3]
(Notional Value $2,199,840)	168	(2,025)
(Total Notional Value $11,774,944)		$119,264

†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Repurchase Agreements — See Note 5.
[2]	All or a portion of this security is pledged as equity index swap collateral at December 31, 2012.
[3]	Total Return based on Dow Jones Industrial Average Index +/- financing at a variable rate.

plc — Public Limited Company

46 | the Rydex FUNDS annual report	See Notes to Financial Statements.

Dow 2x Strategy FUND

STATEMENT OF ASSETS
AND LIABILITIES

December 31, 2012

Assets:
Investments, at value
(cost $16,593,464)	$16,893,945
Repurchase agreements, at value
(cost $2,807,392)	2,807,392
Total investments
(cost $19,400,856)	19,701,337
Segregated cash with broker	567,500
Unrealized appreciation on swap agreements	121,289
Receivables:
Fund shares sold	3,123,244
Variation margin	118,839
Dividends	2,958
Interest	10
Total assets	23,635,177
Liabilities:
Unrealized depreciation on swap agreements	2,025
Payable for:
Fund shares redeemed	555,713
Swap settlement	33,148
Management fees	16,333
Distribution and service fees	5,945
Transfer agent and administrative fees	4,537
Portfolio accounting fees	2,722
Miscellaneous	40,526
Total liabilities	660,949
Net assets	$22,974,228
Net assets consist of:
Paid in capital	$44,244,892
Undistributed net investment income	—
Accumulated net realized loss on investments	(21,680,120)
Net unrealized appreciation on investments	409,456
Net assets	$22,974,228
A-Class:
Net assets	$3,574,095
Capital shares outstanding	131,695
Net asset value per share	$27.14
Maximum offering price per share
(Net asset value divided by 95.25%)	$28.49
C-Class:
Net assets	$2,249,531
Capital shares outstanding	88,674
Net asset value per share	$25.37
H-Class:
Net assets	$17,150,602
Capital shares outstanding	633,935
Net asset value per share	$27.05

STATEMENT OF
OPERATIONS

Year Ended December 31, 2012

Investment Income:
Dividends	$221,650
Interest	22,113
Total investment income	243,763

Expenses:
Management fees	296,005
Transfer agent and administrative fees	82,224
Distribution and service fees:
A-Class	11,162
C-Class	26,805
H Class	64,362
Portfolio accounting fees	49,335
Custodian fees	6,672
Trustees’ fees*	3,112
Miscellaneous	67,511
Total expenses	607,188
Net investment loss	(363,425)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(1,886,557)
Swap agreements	2,176,372
Futures contracts	1,680,643
Net realized gain	1,970,458
Net change in unrealized appreciation (depreciation) on:
Investments	(1,141,903)
Swap agreements	280,783
Futures contracts	(342,711)
Net change in unrealized appreciation (depreciation)	(1,203,831)
Net realized and unrealized gain	766,627
Net increase in net assets resulting from operations	$403,202

* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

See Notes to Financial Statements.	the Rydex FUNDS annual report | 47

Dow 2x Strategy FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	December 31,	December 31,
	2012	2011

Increase (Decrease) In Net Assets From Operations:
Net investment loss	$(363,425)	$(177,928)
Net realized gain on investments	1,970,458	11,731,701
Net change in unrealized appreciation (depreciation) on investments	(1,203,831)	(4,970,122)
Net increase in net assets resulting from operations	403,202	6,583,651

Distributions to shareholders from:
Net investment income
A-Class	—	(1,026)
C-Class	—	(623)
H-Class	—	(4,308)
Total distributions to shareholders	—	(5,957)

Capital share transactions:
Proceeds from sale of shares
A-Class	3,490,424	7,194,909
C-Class	52,394,203	87,536,343
H-Class	1,355,221,856	1,303,115,130
Distributions reinvested
A-Class	—	911
C-Class	—	589
H-Class	—	4,133
Cost of shares redeemed
A-Class	(4,848,853)	(7,027,933)
C-Class	(53,010,685)	(88,451,396)
H-Class	(1,365,747,777)	(1,322,782,149)
Net decrease from capital share transactions	(12,500,832)	(20,409,463)
Net decrease in net assets	(12,097,630)	(13,831,769)

Net assets:
Beginning of year	35,071,858	48,903,627
End of year	$22,974,228	$35,071,858
Undistributed net investment income at end of year	$—	$—

Capital share activity:
Shares sold
A-Class	132,732	319,381
C-Class	2,147,731	4,084,106
H-Class	51,790,336	58,203,935
Shares issued from reinvestment of distributions
A-Class	—	42
C-Class	—	29
H-Class	—	190
Shares redeemed
A-Class	(184,099)	(308,951)
C-Class	(2,175,807)	(4,134,969)
H-Class	(52,370,871)	(58,937,225)
Net decrease in shares	(659,978)	(773,462)

48 | the Rydex FUNDS annual report	See Notes to Financial Statements.

Dow 2x Strategy FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,
A-Class	2012	2011	2010	2009	2008
Per Share Data
Net asset value, beginning of period	$23.31	$21.48	$17.53	$12.68	$33.86
Income (loss) from investment operations:
Net investment income (loss)[a]	(.29)	(.14)	—[b]	.03	.18
Net gain (loss) on investments (realized and unrealized)	4.12	1.98	3.95	4.86	(21.27)
Total from investment operations	3.83	1.84	3.95	4.89	(21.09)
Less distributions from:
Net investment income	—	(.01)	—	(.02)	(.08)
Return of capital	—	—	—	(.02)	(.01)
Total distributions	—	(.01)	—	(.04)	(.09)
Net asset value, end of period	$27.14	$23.31	$21.48	$17.53	$12.68

Total Return[c]	16.43%	8.55%	22.53%	38.54%	(62.28%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$3,574	$4,267	$3,708	$5,556	$7,563
Ratios to average net assets:
Net investment income (loss)	(1.12%)	(0.63%)	0.02%	0.26%	0.80%
Total expenses	1.78%	1.92%	1.81%	1.83%	1.74%
Portfolio turnover rate	15,091%	7,150%	108%	148%	30%

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,
C-Class	2012	2011	2010	2009	2008
Per Share Data
Net asset value, beginning of period	$21.95	$20.41	$16.77	$12.22	$32.91
Income (loss) from investment operations:
Net investment income (loss)[a]	(.46)	(.30)	(.14)	(.06)	.01
Net gain (loss) on investments (realized and unrealized)	3.88	1.85	3.78	4.65	(20.61)
Total from investment operations	3.42	1.55	3.64	4.59	(20.60)
Less distributions from:
Net investment income	—	(.01)	—	(.02)	(.08)
Return of capital	—	—	—	(.02)	(.01)
Total distributions	—	(.01)	—	(.04)	(.09)
Net asset value, end of period	$25.37	$21.95	$20.41	$16.77	$12.22

Total Return[c]	15.63%	7.58%	21.65%	37.53%	(62.59%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,250	$2,562	$3,420	$4,652	$5,610
Ratios to average net assets:
Net investment income (loss)	(1.89%)	(1.40%)	(0.78%)	(0.48%)	0.07%
Total expenses	2.54%	2.67%	2.56%	2.59%	2.49%
Portfolio turnover rate	15,091%	7,150%	108%	148%	30%

See Notes to Financial Statements.	the Rydex FUNDS annual report | 49

Dow 2x Strategy FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,
H-Class	2012	2011	2010	2009	2008
Per Share Data
Net asset value, beginning of period	$23.26	$21.45	$17.53	$12.69	$33.90
Income (loss) from investment operations:
Net investment income (loss)[a]	(.27)	(.10)	(.02)	.03	.16
Net gain (loss) on investments
(realized and unrealized)	4.06	1.92	3.94	4.85	(21.28)
Total from investment operations	3.79	1.82	3.92	4.88	(21.12)
Less distributions from:
Net investment income	—	(.01)	—	(.02)	(.08)
Return of capital	—	—	—	(.02)	(.01)
Total distributions	—	(.01)	—	(.04)	(.09)
Net asset value, end of period	$27.05	$23.26	$21.45	$17.53	$12.69

Total Return[c]	16.34%	8.42%	22.36%	38.43%	(62.30%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$17,151	$28,243	$41,776	$41,873	$32,737
Ratios to average net assets:
Net investment income (loss)	(1.02%)	(0.42%)	(0.11%)	0.23%	0.72%
Total expenses	1.79%	1.92%	1.81%	1.83%	1.74%
Portfolio turnover rate	15,091%	7,150%	108%	148%	30%

[a]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[b]	Net investment income is less than $0.01 per share.
[c]	Total return does not reflect the impact of any applicable sales charges.

50 | the Rydex FUNDS annual report	See Notes to Financial Statements.

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the Rydex FUNDS annual report | 51

Performance Report and FUND PROFILE (Unaudited)	December 31, 2012

Inverse Dow 2x Strategy fund

OBJECTIVE: Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is 200% of the inverse (opposite) of the performance of the Dow Jones Industrial AverageSM Index (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

For the one-year period ended December 31, 2012, Inverse Dow 2x Strategy Fund maintained a daily correlation of over 99% to its benchmark of -200% of the daily price movement of the Dow Jones Industrial Average Index. Inverse Dow 2x Strategy Fund H-Class returned -22.89% while the Dow Jones Industrial Average Index rose 10.24% over the same time period.

Financials and Industrials provided the most performance to the underlying index during the year. No sector detracted from return, but Materials and Information Technology contributed least to performance for the year.

Home Depot, Inc., 3M Co. and Travelers Cos., Inc. were the largest contributors to performance of the underlying index for the year. Hewlett-Packard Co., McDonald’s Corp. and Intel Corp. were the largest detractors from performance of the underlying index for the year.

Derivatives in the Fund were used to help provide exposure to the composition of the benchmark in the highest efficient manner and to provide leverage, not for hedging purposes.

Due to the compounding of daily returns, leveraged and inverse funds’ returns over periods other than one day will likely differ in amount and possibly direction from the benchmark return for the same period. Investors should monitor their leveraged and inverse funds’ holdings to ensure that they are consistent with their strategies, as frequently as daily.

The effects of compounding may cause the longer-term correlation of the fund to its benchmark to diminish. The apparent discrepancy between the leveraged and unleveraged indices is the result of compounding, which is described briefly on page 4 of this report.

Performance displayed represents past performance, which is no guarantee of future results.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:

A-Class	September 1, 2004
C-Class	February 20, 2004
H-Class	February 20, 2004

The Fund invests principally in derivative investments such as swap agreements and futures contracts.

52 | the Rydex FUNDS annual report

Performance Report and FUND PROFILE (Unaudited) (concluded)

Cumulative Fund Performance*

Average Annual Returns*

Periods Ended 12/31/12

			Since
			Inception
	1 Year	5 Year	(09/01/04)
A -Class Shares	-22.66%	-19.98%	-17.30%
A-Class Shares with sales charge†	-26.31%	-20.76%	-17.78%
Dow Jones Industrial Average Index	10.24%	2.62%	5.82%

			(02/20/04)
C-Class Shares	-23.31%	-20.62%	-16.64%
C-Class Shares with CDSC‡	-24.08%	-20.62%	-16.64%
Dow Jones Industrial Average Index	10.24%	2.62%	5.07%

			(02/20/04)
H-Class Shares	-22.89%	-20.03%	-16.01%
Dow Jones Industrial Average Index	10.24%	2.62%	5.07%

*	The performance data represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The Dow Jones Industrial Average Index is an unmanaged index and, unlike the Fund, has no management fees or operating expenses to reduce its reported return. The graphs are based on A-Class and H-Class shares only; performance for C-Class shares will vary due to differences in fee structure.
†	Fund returns are calculated using the maximum sales charge of 4.75%.

‡	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

the Rydex FUNDS annual report | 53

SCHEDULE OF INVESTMENTS	December 31, 2012
Inverse Dow 2x Strategy FUND

	Face
	Amount	Value

REPURCHASE AGREEMENTS††,1 - 114.3%
Mizuho Financial Group, Inc.
issued 12/31/12 at 0.14%
due 01/02/13	$9,790,470	$9,790,470
Credit Suisse Group
issued 12/31/12 at 0.12%
due 01/02/13[2]	3,081,707	3,081,707
Total Repurchase Agreements
(Cost $12,872,177)		12,872,177
Total Investments - 114.3%
(Cost $12,872,177)		$12,872,177
Other Assets & Liabilities, net - (14.3)%		(1,607,804)
Total Net Assets - 100.0%		$11,264,373

		Unrealized
	Contracts	Gain (Loss)

EQUITY FUTURES CONTRACTS SOLD SHORT†
March 2013 Dow Jones Industrial
Average Index Mini
Futures Contracts
(Aggregate Value of
Contracts $4,042,400)	62	$25,892

	Units
EQUITY INDEX SWAP AGREEMENTS SOLD SHORT††
Goldman Sachs International
January 2013 Dow Jones Industrial
Average Index Swap, Terminating
01/23/13[3]
(Notional Value $7,867,462)	600	$6,614
Barclays Bank plc
January 2013 Dow Jones Industrial
Average Index Swap, Terminating
01/31/13[3]
(Notional Value $7,114,434)	543	(27,358)
Credit Suisse Capital, LLC
January 2013 Dow Jones Industrial
Average Index Swap, Terminating
01/31/13[3]
(Notional Value $3,517,970)	268	(44,583)
(Total Notional Value
$18,499,866)		$(65,327)

†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Repurchase Agreements — See Note 5.
[2]	All or a portion of this security is pledged as equity index swap collateral at December 31, 2012.
[3]	Total Return based on Dow Jones Industrial Average Index +/- financing at a variable rate.

plc — Public Limited Company

54 | the Rydex FUNDS annual report	See Notes to Financial Statements.

Inverse Dow 2x Strategy FUND

STATEMENT OF ASSETS
AND LIABILITIES

December 31, 2012

Assets:
Repurchase agreements, at value
(cost $12,872,177)	$12,872,177
Segregated cash with broker	440,000
Receivable for swap settlement	29,681
Unrealized appreciation on swap agreements	6,614
Receivables:
Fund shares sold	535,391
Interest	49
Total assets	13,883,912
Liabilities:
Unrealized depreciation on swap agreements	71,941
Payable for:
Fund shares redeemed	2,386,384
Variation margin	111,741
Management fees	8,647
Distribution and service fees	2,877
Transfer agent and administrative fees	2,402
Portfolio accounting fees	1,441
Miscellaneous	34,106
Total liabilities	2,619,539
Net assets	$11,264,373
Net assets consist of:
Paid in capital	$70,040,573
Undistributed net investment income	—
Accumulated net realized loss on investments	(58,736,765)
Net unrealized depreciation on investments	(39,435)
Net assets	$11,264,373
A-Class:
Net assets	$862,933
Capital shares outstanding	86,332
Net asset value per share	$10.00
Maximum offering price per share
(Net asset value divided by 95.25%)	$10.50
C-Class:
Net assets	$784,237
Capital shares outstanding	84,214
Net asset value per share	$9.31
H-Class:
Net assets	$9,617,203
Capital shares outstanding	965,017
Net asset value per share	$9.97

STATEMENT OF
OPERATIONS

Year Ended December 31, 2012

Investment Income:
Interest	$27,474
Total investment income	27,474

Expenses:
Management fees	213,374
Transfer agent and administrative fees	59,271
Distribution and service fees:
A-Class	3,015
C-Class	10,598
H-Class	53,607
Portfolio accounting fees	35,563
Custodian fees	4,751
Trustees’ fees*	2,752
Miscellaneous	49,337
Total expenses	432,268
Net investment loss	(404,794)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Swap agreements	(3,760,689)
Futures contracts	(2,671,076)
Net realized loss	(6,431,765)
Net change in unrealized appreciation (depreciation) on:
Swap agreements	(206,538)
Futures contracts	21,437
Net change in unrealized appreciation (depreciation)	(185,101)
Net realized and unrealized loss	(6,616,866)
Net decrease in net assets resulting from operations	$(7,021,660)

* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

See Notes to Financial Statements.	the Rydex FUNDS annual report | 55

Inverse Dow 2x Strategy FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	December 31,	December 31,
	2012	2011

Increase (Decrease) In Net Assets From Operations:
Net investment loss	$(404,794)	$(648,627)
Net realized loss on investments	(6,431,765)	(1,893,932)
Net change in unrealized appreciation (depreciation) on investments	(185,101)	243,098
Net decrease in net assets resulting from operations	(7,021,660)	(2,299,461)

Capital share transactions:
Proceeds from sale of shares
A-Class	1,615,765	6,292,035
C-Class	32,149,401	50,643,163
H-Class	1,001,892,960	1,083,400,474
Cost of shares redeemed
A-Class	(2,456,712)	(5,577,016)
C-Class	(32,311,050)	(50,265,078)
H-Class	(996,641,886)	(1,096,879,809)
Net increase (decrease) from capital share transactions	4,248,478	(12,386,231)
Net decrease in net assets	(2,773,182)	(14,685,692)

Net assets:
Beginning of year	14,037,555	28,723,247
End of year	$11,264,373	$14,037,555
Undistributed net investment income at end of year	$—	$—

Capital share activity:
Shares sold
A-Class	146,308	412,243
C-Class	3,024,833	3,534,115
H-Class	91,585,671	69,710,282
Shares redeemed
A-Class	(216,704)	(353,486)
C-Class	(3,043,155)	(3,524,046)
H-Class	(91,452,997)	(70,296,847)
Net increase (decrease) in shares	43,956	(517,739)

56 | the Rydex FUNDS annual report	See Notes to Financial Statements.

Inverse Dow 2x Strategy FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,
A-Class	2012	2011	2010	2009	2008
Per Share Data
Net asset value, beginning of period	$12.94	$17.89	$25.80	$46.96	$30.59
Income (loss) from investment operations:
Net investment loss[a]	(.19)	(.29)	(.38)	(.68)	(.17)
Net gain (loss) on investments (realized and unrealized)	(2.75)	(4.66)	(7.53)	(20.41)	16.59
Total from investment operations	(2.94)	(4.95)	(7.91)	(21.09)	16.42
Less distributions from:
Net investment income	—	—	—	—	(.05)
Net realized gains	—	—	—	(.07)	—
Total distributions	—	—	—	(.07)	(.05)
Net asset value, end of period	$10.00	$12.94	$17.89	$25.80	$46.96

Total Return[b]	(22.66%)	(27.68%)	(30.70%)	(44.92%)	53.68%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$863	$2,027	$1,752	$1,984	$3,889
Ratios to average net assets:
Net investment loss	(1.68%)	(1.85%)	(1.65%)	(1.69%)	(0.41%)
Total expenses	1.79%	1.92%	1.81%	1.83%	1.75%
Portfolio turnover rate	—	—	—	—	—

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,
C-Class	2012	2011	2010	2009	2008
Per Share Data
Net asset value, beginning of period	$12.15	$16.94	$24.62	$45.18	$29.65
Income (loss) from investment operations:
Net investment loss[a]	(.25)	(.38)	(.52)	(.97)	(.32)
Net gain (loss) on investments (realized and unrealized)	(2.59)	(4.41)	(7.16)	(19.52)	15.90
Total from investment operations	(2.84)	(4.79)	(7.68)	(20.49)	15.58
Less distributions from:
Net investment income	—	—	—	—	(.05)
Net realized gains	—	—	—	(.07)	—
Total distributions	—	—	—	(.07)	(.05)
Net asset value, end of period	$9.31	$12.15	$16.94	$24.62	$45.18

Total Return[b]	(23.31%)	(28.34%)	(31.19%)	(45.36%)	52.55%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$784	$1,245	$1,567	$2,091	$3,600
Ratios to average net assets:
Net investment loss	(2.42%)	(2.60%)	(2.40%)	(2.40%)	(0.86%)
Total expenses	2.53%	2.67%	2.56%	2.54%	2.49%
Portfolio turnover rate	—	—	—	—	—

See Notes to Financial Statements.	the Rydex FUNDS annual report | 57

Inverse Dow 2x Strategy FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,
H-Class	2012	2011	2010	2009	2008
Per Share Data
Net asset value, beginning of period	$12.93	$17.90	$25.81	$46.97	$30.59
Income (loss) from investment operations:
Net investment loss[a]	(.18)	(.29)	(.38)	(.63)	(.06)
Net gain (loss) on investments (realized and unrealized)	(2.78)	(4.68)	(7.53)	(20.46)	16.49
Total from investment operations	(2.96)	(4.97)	(7.91)	(21.09)	16.43
Less distributions from:
Net investment income	—	—	—	—	(.05)
Net realized gains	—	—	—	(.07)	—
Total distributions	—	—	—	(.07)	(.05)
Net asset value, end of period	$9.97	$12.93	$17.90	$25.81	$46.97

Total Return[b]	(22.89%)	(27.77%)	(30.65%)	(44.91%)	53.71%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$9,617	$10,765	$25,404	$34,994	$33,528
Ratios to average net assets:
Net investment loss	(1.67%)	(1.85%)	(1.66%)	(1.70%)	(0.15%)
Total expenses	1.79%	1.92%	1.81%	1.83%	1.74%
Portfolio turnover rate	—	—	—	—	—

[a]	Net investment loss per share was computed using average shares outstanding throughout the period.
[b]	Total return does not reflect the impact of any applicable sales charges.

58 | the Rydex FUNDS annual report	See Notes to Financial Statements.

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the Rydex FUNDS annual report | 59

Performance Report and FUND PROFILE (Unaudited)	December 31, 2012

Russell 2000® 2x Strategy FUND

OBJECTIVE: Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is 200% of the performance of the Russell 2000® Index (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

For the one-year period ended December 31, 2012, Russell 2000® 2x Strategy Fund maintained a daily correlation of over 99% to its benchmark of 200% of the daily price movement of the Russell 2000 Index. Russell 2000® 2x Strategy Fund H-Class returned 28.13%, while the Russell 2000 Index returned 16.35% over the same time period.

Among sectors, the biggest performance contributors of the underlying index during the period were Financials and Consumer Discretionary. Energy was the only sector that detracted from index performance for the year.

Pharmacyclics, Inc., Ocwen Financial Corp. and 3D Systems Corp. were the largest contributors to performance of the underlying index for the year. Key Energy Services, Inc., Knight Capital Group, Inc. and Bill Barrett Corp. were the leading detractors of the underlying index for the year.

Derivatives in the Fund were used to help provide exposure to the composition of the benchmark in the highest efficient manner and to provide leverage, not for hedging purposes.

Due to the compounding of daily returns, leveraged and inverse funds’ returns over periods other than one day will likely differ in amount and possibly direction from the benchmark return for the same period. Investors should monitor their leveraged and inverse funds’ holdings to ensure that they are consistent with their strategies, as frequently as daily.

The effects of compounding may cause the longer-term correlation of the fund to its benchmark to diminish. The apparent discrepancy between the leveraged and unleveraged indices is the result of compounding, which is described briefly on page 4 of this report.

Performance displayed represents past performance, which is no guarantee of future results.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
A-Class	May 31, 2006
C-Class	May 31, 2006
H-Class	May 31, 2006

Ten Largest Holdings (% of Total Net Assets)
Ocwen Financial Corp.	0.2%
Genesee & Wyoming, Inc. — Class A	0.2%
Pharmacyclics, Inc.	0.2%
Starwood Property Trust, Inc.	0.2%
CommVault Systems, Inc.	0.2%
Two Harbors Investment Corp.	0.2%
Alaska Air Group, Inc.	0.2%
Dril-Quip, Inc.	0.2%
Warnaco Group, Inc.	0.2%
WEX, Inc.	0.2%
Top Ten Total	2.0%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

60 | the Rydex FUNDS annual report

Performance Report and FUND PROFILE (Unaudited) (concluded)

Cumulative Fund Performance*

Average Annual Returns*

Periods Ended 12/31/12

			Since
			Inception
	1 Year	5 Year	(05/31/06)
A-Class Shares	28.18%	-6.18%	-5.08%
A-Class Shares with sales charge†	22.09%	-7.08%	-5.78%
C-Class Shares	27.32%	-6.88%	-5.79%
C-Class Shares with CDSC‡	26.32%	-6.88%	-5.79%
H-Class Shares	28.13%	-6.22%	-5.09%
Russell 2000 Index	16.35%	3.56%	3.95%

*	The performance data represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The Russell 2000 Index is an unmanaged index and, unlike the Fund, has no management fees or operating expenses to reduce its reported return. The graphs are based on A-Class shares and H-Class shares only; performance for C-Class shares will vary due to differences in fee structure.
†	Fund returns are calculated using the maximum sales charge of 4.75%.
‡	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

the Rydex FUNDS annual report | 61

SCHEDULE OF INVESTMENTS	December 31, 2012
Russell 2000® 2x Strategy Fund

	Shares	Value

COMMON STOCKS† - 74.7%

Financials - 16.9%
Ocwen Financial Corp.*	3,294	$113,939
Starwood Property Trust, Inc.	4,157	95,444
Two Harbors Investment Corp.	8,577	95,033
First American Financial Corp.	3,260	78,532
Omega Healthcare Investors, Inc.	3,254	77,607
Highwoods Properties, Inc.	2,267	75,832
Hancock Holding Co.	2,342	74,334
Alterra Capital Holdings Ltd.	2,630	74,141
Invesco Mortgage Capital, Inc.	3,543	69,833
LaSalle Hotel Properties	2,628	66,725
EPR Properties	1,429	65,891
Healthcare Realty Trust, Inc.	2,667	64,035
RLJ Lodging Trust	3,280	63,534
CYS Investments, Inc.	5,378	63,514
Prosperity Bancshares, Inc.	1,453	61,025
CNO Financial Group, Inc.	6,508	60,719
Susquehanna Bancshares, Inc.	5,770	60,469
ARMOUR Residential REIT, Inc.	9,136	59,110
Colonial Properties Trust	2,700	57,700
American Realty Capital Trust, Inc.	4,870	56,248
Portfolio Recovery Associates, Inc.*	522	55,780
CubeSmart	3,784	55,133
Texas Capital Bancshares, Inc.*	1,228	55,038
Sovran Self Storage, Inc.	880	54,648
Washington Real Estate Investment Trust	2,034	53,189
Stifel Financial Corp.*	1,643	52,526
Apollo Investment Corp.	6,234	52,115
DiamondRock Hospitality Co.	5,768	51,912
Medical Properties Trust, Inc.	4,160	49,754
Prospect Capital Corp.	4,558	49,544
DCT Industrial Trust, Inc.	7,587	49,240
Potlatch Corp.	1,236	48,439
FirstMerit Corp.	3,371	47,833
Glimcher Realty Trust	4,285	47,520
Walter Investment Management Corp.*	1,099	47,278
Cathay General Bancorp	2,409	46,975
EastGroup Properties, Inc.	871	46,869
Platinum Underwriters Holdings Ltd.	1,007	46,322
PennyMac Mortgage Investment Trust	1,812	45,825
Greenhill & Company, Inc.	880	45,751
FNB Corp.	4,291	45,570
Webster Financial Corp.	2,217	45,559
DuPont Fabros Technology, Inc.	1,879	45,397
Sunstone Hotel Investors, Inc.*	4,194	44,918
IBERIABANK Corp.	909	44,650
Trustmark Corp.	1,986	44,606
Primerica, Inc.	1,449	43,483
First Cash Financial Services, Inc.*	875	43,417
UMB Financial Corp.	990	43,402
First Industrial Realty Trust, Inc.*	3,018	42,493
National Health Investors, Inc.	751	42,454
RLI Corp.	656	42,417
Lexington Realty Trust	4,059	42,417
BancorpSouth, Inc.	2,900	42,166
Wintrust Financial Corp.	1,119	41,067
Redwood Trust, Inc.	2,429	41,026
Pebblebrook Hotel Trust	1,758	40,610
Umpqua Holdings Corp.	3,432	40,463
Financial Engines, Inc.*,1	1,425	39,543
MarketAxess Holdings, Inc.	1,119	39,500
PHH Corp.*	1,733	39,426
First Financial Bankshares, Inc.[1]	971	37,879
United Bankshares, Inc.[1]	1,539	37,428
Old National Bancorp	3,117	36,999
Education Realty Trust, Inc.	3,474	36,963
Westamerica Bancorporation	857	36,500
Sun Communities, Inc.	915	36,499
Ryman Hospitality Properties	945	36,336
Northwest Bancshares, Inc.	2,993	36,335
PS Business Parks, Inc.	556	36,129
Cash America International, Inc.	898	35,624
Strategic Hotels & Resorts, Inc.*	5,558	35,571
Acadia Realty Trust	1,411	35,388
Equity One, Inc.	1,682	35,339
National Penn Bancshares, Inc.	3,788	35,304
Montpelier Re Holdings Ltd.	1,534	35,067
Capstead Mortgage Corp.	3,031	34,766
Community Bank System, Inc.	1,215	33,242
MB Financial, Inc.	1,675	33,081
LTC Properties, Inc.	934	32,867
Glacier Bancorp, Inc.	2,206	32,450
Selective Insurance Group, Inc.	1,682	32,412
Government Properties Income Trust	1,320	31,640
Symetra Financial Corp.	2,373	30,802
Pennsylvania Real Estate Investment Trust	1,717	30,288
Bank of the Ozarks, Inc.	898	30,056
International Bancshares Corp.	1,638	29,566
EZCORP, Inc. — Class A*	1,470	29,194
Fifth Street Finance Corp.	2,791	29,082
First Midwest Bancorp, Inc.	2,303	28,834
NorthStar Realty Finance Corp.	4,095	28,829
PrivateBancorp, Inc.	1,858	28,465
Solar Capital Ltd.	1,190	28,453
American Assets Trust, Inc.	1,013	28,293
CVB Financial Corp.	2,707	28,153
BBCN Bancorp, Inc.	2,397	27,733
Provident Financial Services, Inc.	1,851	27,617
Franklin Street Properties Corp.	2,223	27,365
Evercore Partners, Inc. — Class A	876	26,446
Argo Group International Holdings Ltd.	786	26,402
Hersha Hospitality Trust — Class A	5,278	26,390
First Financial Bancorp	1,797	26,272
American Capital Mortgage
Investment Corp.	1,108	26,116
Main Street Capital Corp.	852	25,995
Chesapeake Lodging Trust	1,217	25,411
CreXus Investment Corp.	2,052	25,137
Astoria Financial Corp.	2,679	25,075
Radian Group, Inc.[1]	4,097	25,033
DFC Global Corp.*	1,347	24,933
Credit Acceptance Corp.*	245	24,912
Sabra Health Care REIT, Inc.	1,140	24,761
Colony Financial, Inc.	1,263	24,629

62 | the Rydex FUNDS annual report	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (continued)	December 31, 2012
Russell 2000® 2x Strategy Fund

	Shares	Value

Associated Estates Realty Corp.	1,524	$24,567
Horace Mann Educators Corp.	1,221	24,371
Investors Real Estate Trust	2,789	24,348
Anworth Mortgage Asset Corp.	4,212	24,345
Investors Bancorp, Inc.	1,361	24,199
Amtrust Financial Services, Inc.	823	23,612
Cousins Properties, Inc.	2,820	23,547
Western Alliance Bancorporation*	2,232	23,503
Citizens Republic Bancorp, Inc.*	1,230	23,333
Hudson Pacific Properties, Inc.	1,100	23,166
PacWest Bancorp	934	23,145
World Acceptance Corp.*,1	307	22,890
BlackRock Kelso Capital Corp.	2,259	22,726
American Equity Investment
Life Holding Co.	1,832	22,369
Home BancShares, Inc.	675	22,289
Virtus Investment Partners, Inc.*	184	22,253
PennantPark Investment Corp.	2,015	22,155
Park National Corp.	341	22,039
First Commonwealth Financial Corp.	3,228	22,015
Nelnet, Inc. — Class A	735	21,896
Columbia Banking System, Inc.	1,215	21,797
ViewPoint Financial Group, Inc.	1,039	21,757
Boston Private Financial Holdings, Inc.	2,398	21,606
Triangle Capital Corp.	838	21,361
Oritani Financial Corp.	1,391	21,310
National Financial Partners Corp.*	1,242	21,288
iStar Financial, Inc.*	2,591	21,117
NBT Bancorp, Inc.	1,024	20,756
Infinity Property & Casualty Corp.	356	20,733
Encore Capital Group, Inc.*	670	20,515
SCBT Financial Corp.	510	20,492
Chemical Financial Corp.	845	20,077
Pinnacle Financial Partners, Inc.*	1,063	20,027
Retail Opportunity Investments Corp.	1,549	19,920
Employers Holdings, Inc.	967	19,901
Greenlight Capital Re Ltd. — Class A*	856	19,756
Inland Real Estate Corp.	2,348	19,676
Knight Capital Group, Inc. — Class A*,1	5,576	19,572
Independent Bank Corp.	676	19,570
First Potomac Realty Trust	1,562	19,306
Tower Group, Inc.	1,071	19,032
Ramco-Gershenson Properties Trust	1,410	18,767
Banco Latinoamericano de Comercio
Exterior S.A. — Class E	863	18,606
Kennedy-Wilson Holdings, Inc.	1,326	18,538
Forestar Group, Inc.*	1,069	18,526
Universal Health Realty Income Trust	366	18,523
Brookline Bancorp, Inc.	2,151	18,284
Nationstar Mortgage Holdings, Inc.*,1	590	18,278
Hercules Technology Growth Capital, Inc.	1,624	18,075
Banner Corp.	588	18,069
Berkshire Hills Bancorp, Inc.	754	17,990
FelCor Lodging Trust, Inc.*	3,813	17,807
Safety Insurance Group, Inc.	385	17,775
Coresite Realty Corp.	635	17,564
WesBanco, Inc.	787	17,487
Cohen & Steers, Inc.[1]	567	17,276
Ashford Hospitality Trust, Inc.	1,642	17,257
Alexander’s, Inc.	52	17,202
Sterling Financial Corp.	821	17,142
STAG Industrial, Inc.	953	17,125
Resource Capital Corp.	3,054	17,102
Home Loan Servicing Solutions Ltd.	892	16,859
Oriental Financial Group, Inc.	1,243	16,594
AG Mortgage Investment Trust, Inc.	702	16,483
Hilltop Holdings, Inc.*	1,216	16,465
eHealth, Inc.*	596	16,378
KBW, Inc.	1,066	16,310
S&T Bancorp, Inc.	889	16,064
Dynex Capital, Inc.	1,664	15,708
Navigators Group, Inc.*	306	15,627
City Holding Co.	445	15,508
State Bank Financial Corp.	973	15,451
MGIC Investment Corp.*	5,793	15,409
TrustCo Bank Corp. NY	2,878	15,196
AMERISAFE, Inc.*	553	15,069
Apollo Residential Mortgage, Inc.	741	14,961
Urstadt Biddle Properties, Inc. — Class A	760	14,957
HFF, Inc. — Class A	1,002	14,930
Piper Jaffray Cos.*	462	14,844
Renasant Corp.	775	14,834
Duff & Phelps Corp. — Class A	947	14,792
Stewart Information Services Corp.[1]	563	14,638
Cardinal Financial Corp.	894	14,545
Flushing Financial Corp.	945	14,496
Campus Crest Communities, Inc.	1,182	14,491
Sandy Spring Bancorp, Inc.	743	14,429
Getty Realty Corp.	789	14,249
Maiden Holdings Ltd.	1,544	14,189
PICO Holdings, Inc.*	697	14,128
Community Trust Bancorp, Inc.	428	14,030
Epoch Holding Corp.	489	13,643
Tompkins Financial Corp.	342	13,557
Simmons First National Corp. — Class A	530	13,441
United Fire Group, Inc.	614	13,410
Dime Community Bancshares, Inc.	962	13,362
Hanmi Financial Corp.*	969	13,169
Citizens, Inc.*	1,191	13,161
ICG Group, Inc.*	1,147	13,110
Excel Trust, Inc.	1,033	13,088
First Merchants Corp.	878	13,030
Lakeland Financial Corp.	502	12,972
West Coast Bancorp	585	12,958
Monmouth Real Estate Investment Corp. —
Class A	1,239	12,836
TICC Capital Corp.	1,264	12,792
TowneBank	809	12,531
Summit Hotel Properties, Inc.	1,309	12,436
United Community Banks, Inc.*	1,272	11,982
Heartland Financial USA, Inc.	446	11,663
Washington Trust Bancorp, Inc.	442	11,629
Apollo Commercial Real Estate
Finance, Inc.	716	11,621
Rouse Properties, Inc.	680	11,506
CapLease, Inc.	2,051	11,424

See Notes to Financial Statements.	the Rydex FUNDS annual report | 63

SCHEDULE OF INVESTMENTS (continued)	December 31, 2012
Russell 2000® 2x Strategy Fund

	Shares	Value

Netspend Holdings, Inc.*	955	$11,288
Rockville Financial, Inc.	875	11,288
Provident New York Bancorp	1,211	11,274
Western Asset Mortgage Capital Corp.	570	11,269
Eagle Bancorp, Inc.*	563	11,243
Kite Realty Group Trust	2,011	11,241
Tejon Ranch Co.*	400	11,232
NewStar Financial, Inc.*	798	11,180
Wilshire Bancorp, Inc.*	1,896	11,130
Southside Bancshares, Inc.	527	11,099
WisdomTree Investments, Inc.*	1,800	11,016
MCG Capital Corp.	2,355	10,833
Investment Technology Group, Inc.*	1,188	10,692
First Busey Corp.	2,283	10,616
GAMCO Investors, Inc. — Class A	199	10,561
BGC Partners, Inc. — Class A	3,022	10,456
First Financial Corp.	342	10,342
Medley Capital Corp.	709	10,323
Central Pacific Financial Corp.*	658	10,258
FBL Financial Group, Inc. — Class A	298	10,195
EverBank Financial Corp.	680	10,139
United Financial Bancorp, Inc.	643	10,108
1st Source Corp.	456	10,073
Saul Centers, Inc.	233	9,970
StellarOne Corp.	704	9,955
Federal Agricultural Mortgage Corp. —
Class C	306	9,945
National Western Life Insurance Co. —
Class A	63	9,938
Winthrop Realty Trust	899	9,934
First BanCorp*	2,160	9,893
WSFS Financial Corp.	234	9,887
Cedar Realty Trust, Inc.	1,843	9,731
OneBeacon Insurance Group Ltd. —
Class A	700	9,730
Union First Market Bankshares Corp.	616	9,714
Bancorp, Inc.*	885	9,708
New York Mortgage Trust, Inc.	1,520	9,606
Beneficial Mutual Bancorp, Inc.*	1,000	9,500
BofI Holding, Inc.*	338	9,420
Agree Realty Corp.	350	9,377
Safeguard Scientifics, Inc.*	635	9,366
Lakeland Bancorp, Inc.	909	9,254
Ameris Bancorp*	736	9,193
Capital Southwest Corp.	92	9,166
Green Dot Corp. — Class A*	740	9,028
Meadowbrook Insurance Group, Inc.	1,553	8,976
Taylor Capital Group, Inc.*	496	8,953
Univest Corporation of Pennsylvania	519	8,875
MVC Capital, Inc.	725	8,809
HomeTrust Bancshares, Inc.*	650	8,782
First Community Bancshares, Inc.	544	8,688
RAIT Financial Trust	1,532	8,656
Sterling Bancorp	948	8,636
Enstar Group Ltd.*	76	8,510
German American Bancorp, Inc.	390	8,471
BancFirst Corp.	198	8,387
SY Bancorp, Inc.	369	8,273
Westwood Holdings Group, Inc.	201	8,221
Trico Bancshares	488	8,174
Camden National Corp.	238	8,085
CoBiz Financial, Inc.	1,073	8,015
Great Southern Bancorp, Inc.	312	7,940
OmniAmerican Bancorp, Inc.*	343	7,934
Centerstate Banks, Inc.	923	7,873
Arrow Financial Corp.	315	7,859
Bryn Mawr Bank Corp.	352	7,839
MainSource Financial Group, Inc.	616	7,805
Financial Institutions, Inc.	417	7,769
Golub Capital BDC, Inc.	485	7,750
First Interstate Bancsystem, Inc. —
Class A	502	7,746
Territorial Bancorp, Inc.	336	7,678
First Connecticut Bancorp, Inc.	550	7,563
New Mountain Finance Corp.	502	7,480
Hudson Valley Holding Corp.	472	7,349
Virginia Commerce Bancorp, Inc.*	820	7,339
FXCM, Inc. — Class A	726	7,311
Franklin Financial Corp.	438	7,262
International. FCStone, Inc.*	417	7,260
Citizens & Northern Corp.	379	7,163
Park Sterling Corp.*	1,366	7,144
One Liberty Properties, Inc.	349	7,081
Enterprise Financial Services Corp.	537	7,019
Heritage Financial Corp.	475	6,978
Select Income REIT	280	6,936
National Bankshares, Inc.	214	6,931
Global Indemnity plc — Class A*	312	6,905
Arlington Asset Investment Corp. —
Class A	332	6,896
THL Credit, Inc.	466	6,892
GFI Group, Inc.	2,115	6,853
Parkway Properties, Inc.	489	6,841
Northfield Bancorp, Inc.	447	6,817
HomeStreet, Inc.*	266	6,796
Peoples Bancorp, Inc.	329	6,721
Southwest Bancorp, Inc.*	596	6,675
State Auto Financial Corp.	446	6,663
SeaBright Holdings, Inc.	601	6,653
First Financial Holdings, Inc.	506	6,618
Chatham Lodging Trust	428	6,583
Cowen Group, Inc. — Class A*	2,685	6,578
First of Long Island Corp.	232	6,570
Alliance Financial Corp.	151	6,570
Fox Chase Bancorp, Inc.	394	6,560
Baldwin & Lyons, Inc. — Class B	273	6,514
Crawford & Co. — Class B	809	6,456
Medallion Financial Corp.	548	6,434
Republic Bancorp, Inc. — Class A	301	6,360
Washington Banking Co.	464	6,320
Terreno Realty Corp.	407	6,284
Bank of Marin Bancorp	167	6,256
Calamos Asset Management, Inc. —
Class A	585	6,183
KCAP Financial, Inc.	672	6,176
CNB Financial Corp.	376	6,159

64 | the Rydex FUNDS annual report	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (continued)	December 31, 2012
Russell 2000® 2x Strategy Fund

	Shares	Value

Bank Mutual Corp.	1,425	$6,128
OceanFirst Financial Corp.	442	6,078
Gladstone Commercial Corp.	337	6,049
Fidus Investment Corp.	364	5,988
Home Federal Bancorp, Inc.	477	5,929
Whitestone REIT	421	5,915
First Bancorp	456	5,846
Walker & Dunlop, Inc.*	348	5,798
1st United Bancorp, Inc.	918	5,738
First Defiance Financial Corp.	298	5,719
Metro Bancorp, Inc.*	428	5,658
Gladstone Investment Corp.	805	5,603
Oppenheimer Holdings, Inc. — Class A	318	5,492
Ames National Corp.	247	5,409
Westfield Financial, Inc.	748	5,408
Pacific Continental Corp.	554	5,390
MetroCorp Bancshares, Inc.*	490	5,385
National Interstate Corp.	186	5,361
Thomas Properties Group, Inc.	990	5,356
Solar Senior Capital Ltd.	286	5,337
Diamond Hill Investment Group, Inc.	78	5,293
Gladstone Capital Corp.	647	5,280
Bridge Bancorp, Inc.	259	5,268
Manning & Napier, Inc. — Class A	418	5,267
Provident Financial Holdings, Inc.	300	5,250
First California Financial Group, Inc.*	680	5,250
American Safety Insurance Holdings Ltd.*	276	5,222
West Bancorporation, Inc.	475	5,121
Preferred Bank/Los Angeles CA*	360	5,112
Marlin Business Services Corp.	248	4,975
GSV Capital Corp.*	590	4,974
American National Bankshares, Inc.	240	4,846
NGP Capital Resources Co.	667	4,816
Homeowners Choice, Inc.	230	4,782
Kansas City Life Insurance Co.	124	4,732
SWS Group, Inc.*	892	4,719
BankFinancial Corp.	634	4,704
Guaranty Bancorp*	2,340	4,563
Bridge Capital Holdings*	289	4,497
First Bancorp, Inc.	271	4,463
Heritage Commerce Corp.*	638	4,453
ESB Financial Corp.	321	4,452
Bank of Kentucky Financial Corp.	180	4,451
Ladenburg Thalmann Financial
Services, Inc.*	3,167	4,434
Kearny Financial Corp.	454	4,427
Phoenix Companies, Inc.*	178	4,402
FBR & Co.*	1,137	4,400
Meridian Interstate Bancorp, Inc.*	260	4,363
Sun Bancorp, Inc.*	1,225	4,337
Northrim BanCorp, Inc.	190	4,304
AV Homes, Inc.*	302	4,294
Mercantile Bank Corp.	260	4,290
Sierra Bancorp	372	4,252
UMH Properties, Inc.	408	4,215
Center Bancorp, Inc.	362	4,192
Consolidated-Tomoka Land Co.	135	4,186
MidSouth Bancorp, Inc.	255	4,169
Gramercy Capital Corporation*	1,410	4,145
Hallmark Financial Services*	438	4,113
Capital City Bank Group, Inc.*	361	4,105
MidWestOne Financial Group, Inc.	200	4,102
Penns Woods Bancorp, Inc.	109	4,078
Merchants Bancshares, Inc.	152	4,069
Simplicity Bancorp, Inc.	270	4,037
First Pactrust Bancorp, Inc.	321	3,939
Horizon Bancorp	200	3,930
Suffolk Bancorp*	298	3,904
C&F Financial Corp.	100	3,894
Nicholas Financial, Inc.	308	3,819
Peapack Gladstone Financial Corp.	270	3,802
Ares Commercial Real Estate Corp.	230	3,777
Heritage Financial Group, Inc.	270	3,723
Bar Harbor Bankshares	110	3,702
SI Financial Group, Inc.	320	3,680
Home Bancorp, Inc.*	200	3,650
Seacoast Banking Corporation of Florida*	2,254	3,629
First Financial Northwest, Inc.*	480	3,624
FNB United Corp.*	310	3,596
Farmers National Banc Corp.	580	3,596
Horizon Technology Finance Corp.	240	3,574
Heritage Oaks Bancorp*	610	3,538
Century Bancorp, Inc. — Class A	104	3,427
Eastern Insurance Holdings, Inc.	200	3,416
Peoples Federal Bancshares, Inc.	190	3,304
Roma Financial Corp.	218	3,296
Donegal Group, Inc. — Class A	233	3,271
Tree.com, Inc.	180	3,245
Harris & Harris Group, Inc.*	950	3,135
BSB Bancorp, Inc.*	250	3,058
EMC Insurance Group, Inc.	128	3,057
ESSA Bancorp, Inc.	276	3,006
Enterprise Bancorp, Inc.	181	2,990
Access National Corp.	230	2,990
JMP Group, Inc.	491	2,980
Cape Bancorp, Inc.	340	2,955
Clifton Savings Bancorp, Inc.	261	2,941
Doral Financial Corp.*	3,949	2,859
Zillow, Inc. — Class A*	103	2,858
Asta Funding, Inc.	300	2,853
Middleburg Financial Corp.	160	2,826
Fidelity Southern Corp.*	294	2,808
NASB Financial, Inc.*	130	2,778
Universal Insurance Holdings, Inc.	578	2,532
TCP Capital Corp.	170	2,506
Hingham Institution for Savings	40	2,504
Regional Management Corp.*	150	2,483
Resource America, Inc. — Class A	370	2,468
Independence Holding Co.	252	2,399
Asset Acceptance Capital Corp.*	490	2,205
Gyrodyne Company of America, Inc.	30	2,162
Charter Financial Corp.	199	2,109
Pacific Mercantile Bancorp*	330	2,076
AmREIT, Inc. — Class B	120	2,058
MicroFinancial, Inc.	260	1,893
Gain Capital Holdings, Inc.	445	1,820

See Notes to Financial Statements.	the Rydex FUNDS annual report | 65

SCHEDULE OF INVESTMENTS (continued)	December 31, 2012
Russell 2000® 2x Strategy Fund

	Shares	Value

Investors Title Co.	30	$1,800
Artio Global Investors, Inc. — Class A	944	1,794
Fortegra Financial Corp.*	197	1,751
Waterstone Financial, Inc.*	220	1,716
Pzena Investment Management, Inc. —
Class A	297	1,604
CIFC Corp.*	198	1,584
First Marblehead Corp.*	1,790	1,391
Cascade Bancorp*	190	1,189
California First National Bancorp	73	1,091
Berkshire Bancorp, Inc.	120	984
First Federal Bancshares of
Arkansas, Inc.*	100	975
Crescent Financial Bancshares, Inc.*	80	367
Total Financials		8,285,592
Information Technology - 12.5%
CommVault Systems, Inc.*	1,367	95,293
WEX, Inc.*	1,189	89,616
Cymer, Inc.*	942	85,184
Parametric Technology Corp.*	3,671	82,633
Aspen Technology, Inc.*	2,873	79,409
CoStar Group, Inc.*	864	77,217
3D Systems Corp.*,1	1,442	76,931
Ultimate Software Group, Inc.*	813	76,755
Aruba Networks, Inc.*	3,435	71,275
MAXIMUS, Inc.	1,041	65,811
FEI Co.	1,164	64,556
Hittite Microwave Corp.*	959	59,553
Convergys Corp.	3,580	58,748
Semtech Corp.*	2,003	57,986
Cirrus Logic, Inc.*	1,977	57,273
Microsemi Corp.*	2,721	57,249
First Solar, Inc.*	1,850	57,127
QLIK Technologies, Inc.*	2,619	56,885
InterDigital, Inc.	1,362	55,977
Anixter International, Inc.	860	55,022
ACI Worldwide, Inc.*	1,225	53,520
Arris Group, Inc.*	3,474	51,901
Mentor Graphics Corp.*	2,862	48,711
Cognex Corp.	1,314	48,381
Plantronics, Inc.	1,303	48,041
Ciena Corp.*,1	3,040	47,728
Cavium, Inc.*	1,518	47,377
TiVo, Inc.*	3,826	47,136
NETGEAR, Inc.*	1,160	45,727
Finisar Corp.*	2,805	45,722
ValueClick, Inc.*	2,308	44,799
ViaSat, Inc.*	1,149	44,696
Tyler Technologies, Inc.*	918	44,468
Fair Isaac Corp.	1,055	44,342
j2 Global, Inc.	1,415	43,271
Sourcefire, Inc.*	908	42,876
MKS Instruments, Inc.	1,614	41,608
Acxiom Corp.*	2,358	41,171
Littelfuse, Inc.	667	41,161
Progress Software Corp.*	1,928	40,469
Sapient Corp.*	3,788	40,001
OSI Systems, Inc.*	608	38,936
Entegris, Inc.*	4,212	38,666
RF Micro Devices, Inc.*	8,548	38,295
CACI International, Inc. — Class A*	695	38,246
ADTRAN, Inc.[1]	1,952	38,142
VirnetX Holding Corp.*	1,284	37,596
International Rectifier Corp.*	2,120	37,588
Dealertrack Technologies, Inc.*	1,303	37,422
Manhattan Associates, Inc.*	616	37,169
Coherent, Inc.	727	36,801
Euronet Worldwide, Inc.*	1,559	36,792
Veeco Instruments, Inc.*	1,194	35,247
Heartland Payment Systems, Inc.	1,190	35,105
VistaPrint N.V.*	1,050	34,503
OpenTable, Inc.*	690	33,672
NIC, Inc.	1,984	32,419
Intersil Corp. — Class A	3,910	32,414
Cardtronics, Inc.*	1,358	32,239
Integrated Device Technology, Inc.*	4,366	31,872
Blackbaud, Inc.	1,389	31,711
Universal Display Corp.*,1	1,217	31,180
Synaptics, Inc.*	1,037	31,079
BroadSoft, Inc.*	841	30,554
Cornerstone OnDemand, Inc.*	1,034	30,534
Ultratech, Inc.*	796	29,691
Liquidity Services, Inc.*	720	29,419
Benchmark Electronics, Inc.*	1,767	29,369
NetScout Systems, Inc.*	1,128	29,317
QLogic Corp.*	2,990	29,093
Power Integrations, Inc.	862	28,972
Bottomline Technologies, Inc.*	1,072	28,290
Sanmina Corp.*	2,505	27,730
Plexus Corp.*	1,073	27,683
SYNNEX Corp.*	805	27,676
ScanSource, Inc.*	851	27,036
Electronics for Imaging, Inc.*	1,420	26,966
Take-Two Interactive Software, Inc.*	2,400	26,424
Tessera Technologies, Inc.	1,595	26,190
Comverse Technology, Inc.*	6,730	25,843
Tellabs, Inc.	11,250	25,650
Cabot Microelectronics Corp.	722	25,638
Syntel, Inc.	477	25,562
MTS Systems Corp.	493	25,108
TriQuint Semiconductor, Inc.*	5,178	25,062
Rogers Corp.*	497	24,681
MicroStrategy, Inc. — Class A*	263	24,559
SS&C Technologies Holdings, Inc.*	1,029	23,790
RealPage, Inc.*,1	1,102	23,770
Insight Enterprises, Inc.*	1,361	23,641
Unisys Corp.*	1,345	23,269
MEMC Electronic Materials, Inc.*	7,090	22,759
OmniVision Technologies, Inc.*	1,609	22,655
WebMD Health Corp. — Class A*	1,560	22,370
LivePerson, Inc.*	1,692	22,233
Ixia*	1,296	22,006
Ellie Mae, Inc.*	763	21,173
Badger Meter, Inc.	445	21,097
EarthLink, Inc.	3,261	21,066

66 | the Rydex FUNDS annual report	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (continued)	December 31, 2012
Russell 2000® 2x Strategy Fund

	Shares	Value

Monster Worldwide, Inc.*	3,720	$20,906
Monolithic Power Systems, Inc.	933	20,787
Advent Software, Inc.*	966	20,653
Spansion, Inc. — Class A*	1,484	20,642
ATMI, Inc.*	976	20,379
Verint Systems, Inc.*	670	19,671
Infinera Corp.*,1	3,364	19,545
Emulex Corp.*	2,656	19,389
Blucora, Inc.*	1,226	19,260
ExlService Holdings, Inc.*	720	19,080
Rofin-Sinar Technologies, Inc.*	880	19,078
Comverse, Inc.*	667	19,030
CSG Systems International, Inc.*	1,041	18,925
Diodes, Inc.*	1,083	18,790
FARO Technologies, Inc.*	520	18,554
Mantech International Corp. — Class A	714	18,521
Harmonic, Inc.*	3,611	18,308
Loral Space & Communications, Inc.	333	18,202
Cray, Inc.*	1,136	18,119
Intermec, Inc.*	1,833	18,073
Monotype Imaging Holdings, Inc.	1,124	17,962
Synchronoss Technologies, Inc.*	842	17,758
Guidewire Software, Inc.*	597	17,743
Bankrate, Inc.*	1,412	17,579
Websense, Inc.*	1,146	17,236
Advanced Energy Industries, Inc.*	1,218	16,821
Rambus, Inc.*	3,393	16,558
Park Electrochemical Corp.	642	16,519
Brooks Automation, Inc.	2,036	16,390
Digital River, Inc.*	1,129	16,246
Applied Micro Circuits Corp.*	1,908	16,027
Web.com Group, Inc.*	1,072	15,866
Global Cash Access Holdings, Inc.*	2,021	15,845
Measurement Specialties, Inc.*	461	15,840
Newport Corp.*	1,176	15,817
United Online, Inc.	2,786	15,574
iGATE Corp.*	986	15,549
TNS, Inc.*	750	15,548
Accelrys, Inc.*	1,707	15,448
LogMeIn, Inc.*	675	15,127
RealD, Inc.*,1	1,347	15,100
TTM Technologies, Inc.*	1,635	15,042
comScore, Inc.*	1,081	14,896
Interactive Intelligence Group, Inc.*	442	14,825
Lattice Semiconductor Corp.*	3,619	14,440
Entropic Communications, Inc.*	2,702	14,294
Micrel, Inc.	1,487	14,127
SPS Commerce, Inc.*	378	14,088
Ebix, Inc.[1]	870	13,981
Comtech Telecommunications Corp.	550	13,959
Checkpoint Systems, Inc.*	1,243	13,350
Volterra Semiconductor Corp.*	775	13,307
Rudolph Technologies, Inc.*	987	13,275
Constant Contact, Inc.*	928	13,187
Cass Information Systems, Inc.	310	13,082
Black Box Corp.	537	13,071
Angie’s List, Inc.*	1,089	13,057
Dice Holdings, Inc.*	1,406	12,907
Silicon Image, Inc.*	2,558	12,688
TeleTech Holdings, Inc.*	705	12,549
EPIQ Systems, Inc.	971	12,409
InvenSense, Inc. — Class A*	1,113	12,365
Daktronics, Inc.	1,109	12,277
PROS Holdings, Inc.*	665	12,163
Pegasystems, Inc.	526	11,930
Forrester Research, Inc.	430	11,524
Perficient, Inc.*	976	11,497
MIPS Technologies, Inc. — Class A*	1,469	11,488
Methode Electronics, Inc.	1,141	11,444
Internap Network Services Corp.*	1,626	11,284
Ceva, Inc.*	716	11,277
CTS Corp.	1,046	11,119
Sonus Networks, Inc.*	6,532	11,104
Vocus, Inc.*	638	11,088
Photronics, Inc.*	1,853	11,044
GT Advanced Technologies, Inc.*,1	3,632	10,969
Procera Networks, Inc.*	587	10,889
Stamps.com, Inc.*	430	10,836
Tangoe, Inc.*	911	10,814
Extreme Networks*	2,891	10,523
Higher One Holdings, Inc.*,1	982	10,350
Nanometrics, Inc.*	712	10,267
PDF Solutions, Inc.*	740	10,197
Exar Corp.*	1,142	10,164
Silicon Graphics International Corp.*	977	9,995
LTX-Credence Corp.*	1,502	9,853
Amkor Technology, Inc.*,1	2,270	9,648
DTS, Inc.*	563	9,402
Virtusa Corp.*	571	9,382
Imperva, Inc.*	296	9,333
Calix, Inc.*	1,208	9,290
Super Micro Computer, Inc.*	897	9,149
Move, Inc.*	1,204	9,138
Oplink Communications, Inc.*	583	9,083
Quantum Corp.*	7,200	8,928
Electro Rent Corp.	580	8,920
ServiceSource International, Inc.*,1	1,520	8,892
Fabrinet*	674	8,856
Envestnet, Inc.*	632	8,816
SciQuest, Inc.*	552	8,755
Mercury Systems, Inc.*	948	8,722
MoneyGram International, Inc.*	655	8,705
Demand Media, Inc.*	920	8,547
Actuate Corp.*	1,518	8,501
Computer Task Group, Inc.*	466	8,495
Seachange International, Inc.*	878	8,490
Power-One, Inc.*	2,061	8,471
NVE Corp.*	151	8,379
Anaren, Inc.*	428	8,325
Cohu, Inc.	745	8,076
Saba Software, Inc.*	917	8,015
Globecomm Systems, Inc.*	705	7,967
Zygo Corp.*	497	7,803
GSI Group, Inc.*	894	7,742
Integrated Silicon Solution, Inc.*	841	7,569
XO Group, Inc.*	808	7,514

See Notes to Financial Statements.	the Rydex FUNDS annual report | 67

SCHEDULE OF INVESTMENTS (continued)	December 31, 2012
Russell 2000® 2x Strategy Fund

	Shares	Value

Digi International, Inc.*	789	$7,472
CIBER, Inc.*	2,236	7,468
Maxwell Technologies, Inc.*	891	7,386
Symmetricom, Inc.*	1,273	7,345
CalAmp Corp.*	880	7,322
Jive Software, Inc.*	494	7,178
VASCO Data Security International, Inc.*	868	7,083
Electro Scientific Industries, Inc.	701	6,975
FormFactor, Inc.*	1,528	6,968
Avid Technology, Inc.*	918	6,958
Lionbridge Technologies, Inc.*	1,730	6,955
KEMET Corp.*	1,375	6,916
IXYS Corp.	756	6,910
Inphi Corp.*	720	6,898
IntraLinks Holdings, Inc.*	1,115	6,880
SunPower Corp. — Class A*	1,220	6,856
Kopin Corp.*	2,057	6,850
Keynote Systems, Inc.	479	6,749
QuinStreet, Inc.*	1,002	6,733
Eloqua, Inc.*	280	6,605
Responsys, Inc.*	1,095	6,526
Bel Fuse, Inc. — Class B	329	6,432
KVH Industries, Inc.*	456	6,375
ShoreTel, Inc.*	1,478	6,267
support.com, Inc.*	1,495	6,249
Aviat Networks, Inc.*	1,883	6,195
ExactTarget, Inc.*	300	6,000
Immersion Corp.*	859	5,901
Active Network, Inc.*	1,196	5,872
Pericom Semiconductor Corp.*	720	5,782
Supertex, Inc.	315	5,528
American Software, Inc. — Class A	707	5,486
Demandware, Inc.*	200	5,464
ANADIGICS, Inc.*	2,162	5,448
STEC, Inc.*	1,088	5,364
Multi-Fineline Electronix, Inc.*	263	5,315
Guidance Software, Inc.*	442	5,247
Zix Corp.*	1,869	5,233
Mindspeed Technologies, Inc.*	1,114	5,214
Sigma Designs, Inc.*	1,003	5,165
RealNetworks, Inc.*	673	5,088
Vishay Precision Group, Inc.*	381	5,037
PLX Technology, Inc.*	1,370	4,973
ePlus, Inc.	119	4,919
Yelp, Inc. — Class A*	260	4,901
Callidus Software, Inc.*	1,068	4,849
Telular Corp.	510	4,830
Parkervision, Inc.*,1	2,330	4,730
Axcelis Technologies, Inc.*	3,303	4,591
Digimarc Corp.	217	4,492
Richardson Electronics Ltd.	396	4,483
Alpha & Omega Semiconductor Ltd.*	532	4,469
Imation Corp.*	947	4,422
Market Leader, Inc.*	670	4,389
Millennial Media, Inc.*	350	4,386
Aeroflex Holding Corp.*	611	4,277
PRGX Global, Inc.*	645	4,160
Infoblox, Inc.*	230	4,133
PC-Telephone, Inc.	570	4,104
Limelight Networks, Inc.*	1,847	4,100
Numerex Corp. — Class A*	310	4,073
Telenav, Inc.*	510	4,070
Travelzoo, Inc.*	213	4,045
Datalink Corp.*	470	4,019
Mesa Laboratories, Inc.	80	4,009
Rosetta Stone, Inc.*	323	3,986
GSI Technology, Inc.*	632	3,963
OCZ Technology Group, Inc.*,1	2,065	3,944
AVG Technologies N.V.*	245	3,878
DSP Group, Inc.*	673	3,876
Ubiquiti Networks, Inc.	319	3,873
Glu Mobile, Inc.*,1	1,662	3,806
Intermolecular, Inc.*	423	3,765
Agilysys, Inc.*	446	3,733
Pervasive Software, Inc.*	410	3,653
MoSys, Inc.*	1,028	3,577
Tessco Technologies, Inc.	160	3,542
Oclaro, Inc.*,1	2,247	3,528
ModusLink Global Solutions, Inc.*	1,210	3,509
Ultra Clean Holdings*	710	3,486
NeoPhotonics Corp.*	598	3,433
MaxLinear, Inc. — Class A*	674	3,383
Neonode, Inc.*	690	3,353
Key Tronic Corp.*	320	3,277
Intevac, Inc.*	707	3,231
Hackett Group, Inc.	750	3,210
Unwired Planet, Inc.*	2,658	3,190
Rubicon Technology, Inc.*	521	3,183
Carbonite, Inc.*	344	3,182
PC Connection, Inc.	275	3,163
QuickLogic Corp.*	1,350	2,930
iPass, Inc.*	1,590	2,910
Peregrine Semiconductor Corp.*	190	2,909
Bazaarvoice, Inc.*	311	2,908
Marchex, Inc. — Class B	697	2,865
Echelon Corp.*	1,164	2,852
AXT, Inc.*	991	2,785
Westell Technologies, Inc. — Class A*	1,488	2,753
Spark Networks, Inc.*	350	2,730
EPAM Systems, Inc.*	150	2,715
M/A-COM Technology Solutions
Holdings, Inc.*	180	2,695
QAD, Inc. — Class A	187	2,693
TechTarget, Inc.*	469	2,603
Innodata, Inc.*	680	2,570
Proofpoint, Inc.*	190	2,339
STR Holdings, Inc.*	923	2,326
FalconStor Software, Inc.*	969	2,258
Riverbed Technology, Inc.*	112	2,210
Radisys Corp.*	701	2,089
Aware, Inc.	370	2,028
E2open, Inc.*	140	1,982
MeetMe, Inc.*	568	1,982
Audience, Inc.*	180	1,870
Exa Corp.*	190	1,849
Sapiens International Corporation N.V.*	420	1,680

68 | the Rydex FUNDS annual report	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (continued)	December 31, 2012
Russell 2000® 2x Strategy Fund

	Shares	Value

Brightcove, Inc.*	183	$1,654
Mattersight Corp.*	310	1,541
Mattson Technology, Inc.*	1,800	1,512
Viasystems Group, Inc.*	115	1,403
Sycamore Networks, Inc.	618	1,384
Synacor, Inc.*	200	1,094
Envivio, Inc.*	230	391
KIT Digital, Inc.*,1	592	284
Ambient Corp.*	80	241
Total Information Technology		6,100,827
Industrials - 11.6%
Genesee & Wyoming, Inc. — Class A*	1,354	103,012
Alaska Air Group, Inc.*	2,174	93,677
Acuity Brands, Inc.	1,301	88,116
Hexcel Corp.*	3,055	82,362
Woodward, Inc.	2,126	81,065
AO Smith Corp.	1,191	75,115
Old Dominion Freight Line, Inc.*	2,189	75,038
Middleby Corp.*	579	74,235
Teledyne Technologies, Inc.*	1,133	73,723
CLARCOR, Inc.	1,538	73,486
HEICO Corp.	1,622	72,601
EMCOR Group, Inc.	2,050	70,950
Robbins & Myers, Inc.	1,178	70,032
Watsco, Inc.	899	67,335
US Airways Group, Inc.*	4,983	67,271
Avis Budget Group, Inc.*	3,257	64,554
USG Corp.*	2,271	63,746
Belden, Inc.	1,395	62,760
Actuant Corp. — Class A	2,239	62,490
Chart Industries, Inc.*	915	61,003
Esterline Technologies Corp.*	944	60,048
Moog, Inc. — Class A*	1,389	56,991
EnerSys, Inc.*	1,468	55,240
Applied Industrial Technologies, Inc.	1,283	53,899
Geo Group, Inc.	1,888	53,241
Tetra Tech, Inc.*	1,944	51,418
Deluxe Corp.	1,567	50,520
Brady Corp. — Class A	1,504	50,234
Advisory Board Co.*	1,053	49,270
Corporate Executive Board Co.	1,027	48,741
Healthcare Services Group, Inc.	2,060	47,854
Beacon Roofing Supply, Inc.*	1,435	47,757
Curtiss-Wright Corp.	1,441	47,308
Franklin Electric Company, Inc.	717	44,576
FTI Consulting, Inc.*	1,289	42,537
HNI Corp.	1,399	42,053
MasTec, Inc.*	1,681	41,907
Brink’s Co.	1,452	41,426
JetBlue Airways Corp.*	7,179	40,992
Simpson Manufacturing Company, Inc.	1,226	40,201
Granite Construction, Inc.	1,182	39,739
Acacia Research Corp.*	1,522	39,039
United Stationers, Inc.	1,243	38,520
Herman Miller, Inc.	1,790	38,342
Hub Group, Inc. — Class A*	1,130	37,968
Barnes Group, Inc.	1,664	37,373
Watts Water Technologies, Inc. — Class A	861	37,014
Mine Safety Appliances Co.	843	36,005
Atlas Air Worldwide Holdings, Inc.*	811	35,935
Amerco, Inc.	268	33,985
Allegiant Travel Co. — Class A	461	33,842
RBC Bearings, Inc.*	674	33,747
UniFirst Corp.	449	32,921
ABM Industries, Inc.	1,648	32,878
TAL International Group, Inc.	898	32,669
Titan International, Inc.[1]	1,464	31,798
Briggs & Stratton Corp.[1]	1,488	31,367
Forward Air Corp.	895	31,334
Lindsay Corp.	389	31,167
ESCO Technologies, Inc.	816	30,527
Mueller Industries, Inc.	609	30,468
Steelcase, Inc. — Class A	2,340	29,812
Kaman Corp.	806	29,661
II-VI, Inc.*	1,616	29,524
AZZ, Inc.	768	29,513
Werner Enterprises, Inc.	1,357	29,406
Raven Industries, Inc.	1,112	29,312
Interface, Inc. — Class A	1,801	28,960
Trimas Corp.*	992	27,736
DigitalGlobe, Inc.*	1,108	27,080
Mueller Water Products, Inc. — Class A	4,808	26,973
On Assignment, Inc.*	1,321	26,789
Aegion Corp. — Class A*	1,205	26,739
Generac Holdings, Inc.	761	26,110
Knight Transportation, Inc.	1,776	25,983
EnPro Industries, Inc.*	629	25,726
Tennant Co.	581	25,535
ACCO Brands Corp.*	3,473	25,492
Orbital Sciences Corp.*	1,807	24,882
Mobile Mini, Inc.*	1,170	24,371
Blount International, Inc.*	1,502	23,762
Huron Consulting Group, Inc.*	702	23,650
Kaydon Corp.	988	23,643
Cubic Corp.	492	23,601
Korn/Ferry International*	1,473	23,362
Team, Inc.*	612	23,280
Universal Forest Products, Inc.	609	23,166
AAR Corp.	1,239	23,145
Exponent, Inc.*	414	23,114
Quanex Building Products Corp.	1,132	23,104
Insperity, Inc.	695	22,629
Aircastle Ltd.	1,802	22,597
Knoll, Inc.	1,469	22,564
Spirit Airlines, Inc.*	1,271	22,522
Swift Transportation Co. — Class A*	2,430	22,162
McGrath RentCorp	754	21,881
CIRCOR International, Inc.	536	21,220
Rush Enterprises, Inc. — Class A*	1,020	21,083
Apogee Enterprises, Inc.	865	20,734
Dycom Industries, Inc.*	1,028	20,354
Astec Industries, Inc.	606	20,198
G&K Services, Inc. — Class A	579	19,773
TrueBlue, Inc.*	1,243	19,577
SkyWest, Inc.	1,563	19,475

See Notes to Financial Statements.	the Rydex FUNDS annual report | 69

SCHEDULE OF INVESTMENTS (continued)	December 31, 2012
Russell 2000® 2x Strategy Fund

	Shares	Value

Standex International Corp.	379	$19,439
Heartland Express, Inc.	1,471	19,226
Sauer-Danfoss, Inc.	359	19,160
Albany International Corp. — Class A	840	19,051
Wabash National Corp.*	2,096	18,801
Rexnord Corp.*	880	18,744
Altra Holdings, Inc.	830	18,302
Sykes Enterprises, Inc.*	1,195	18,188
Navigant Consulting, Inc.*	1,591	17,756
Cascade Corp.	274	17,618
Trex Company, Inc.*	459	17,089
GenCorp, Inc.*	1,830	16,745
Viad Corp.	615	16,703
American Science & Engineering, Inc.	255	16,629
Sun Hydraulics Corp.	634	16,535
Hyster-Yale Materials Handling, Inc.	338	16,494
Great Lakes Dredge & Dock Corp.	1,820	16,253
Griffon Corp.	1,395	15,987
Quad/Graphics, Inc.	778	15,863
John Bean Technologies Corp.	881	15,655
Resources Connection, Inc.	1,303	15,558
Encore Wire Corp.	507	15,367
Taser International, Inc.*	1,710	15,287
Nortek, Inc.*	230	15,238
Tutor Perini Corp.*	1,094	14,988
Gibraltar Industries, Inc.*	936	14,901
Layne Christensen Co.*	607	14,732
Federal Signal Corp.*	1,907	14,512
ICF International, Inc.*	609	14,275
GeoEye, Inc.*	461	14,167
Meritor, Inc.*	2,962	14,010
Comfort Systems USA, Inc.	1,144	13,911
MYR Group, Inc.*	625	13,906
Primoris Services Corp.	920	13,837
Gorman-Rupp Co.	462	13,781
InnerWorkings, Inc.*	974	13,422
US Ecology, Inc.	565	13,300
H&E Equipment Services, Inc.	880	13,262
Textainer Group Holdings Ltd.	421	13,245
DXP Enterprises, Inc.*	268	13,151
Kelly Services, Inc. — Class A	823	12,954
Titan Machinery, Inc.*	517	12,770
Kforce, Inc.	887	12,711
Ennis, Inc.	796	12,314
AAON, Inc.	568	11,854
Mistras Group, Inc.*	478	11,802
LB Foster Co. — Class A	271	11,772
Kimball International, Inc. — Class B	998	11,587
Aerovironment, Inc.*	531	11,544
Saia, Inc.*	491	11,352
Greenbrier Companies, Inc.*	699	11,303
Powell Industries, Inc.*	268	11,130
Celadon Group, Inc.	611	11,041
Standard Parking Corp.*	485	10,665
National Presto Industries, Inc.	151	10,434
Hawaiian Holdings, Inc.*	1,568	10,302
Thermon Group Holdings, Inc.*	450	10,139
Multi-Color Corp.	415	9,956
Columbus McKinnon Corp.*	595	9,829
Douglas Dynamics, Inc.	679	9,771
KEYW Holding Corp.*	767	9,733
Kadant, Inc.*	362	9,597
GP Strategies Corp.*	452	9,334
XPO Logistics, Inc.*	530	9,211
Global Power Equipment Group, Inc.	530	9,090
American Railcar Industries, Inc.	281	8,916
EnerNOC, Inc.*	758	8,907
Marten Transport Ltd.	476	8,754
CAI International, Inc.*	391	8,582
Republic Airways Holdings, Inc.*	1,485	8,435
Astronics Corp.*	367	8,397
American Woodmark Corp.*	301	8,374
Barrett Business Services, Inc.	218	8,304
Aceto Corp.	826	8,293
Heidrick & Struggles International, Inc.	541	8,256
FreightCar America, Inc.	367	8,228
Consolidated Graphics, Inc.*	234	8,171
Capstone Turbine Corp.*,1	9,166	8,158
Echo Global Logistics, Inc.*	447	8,033
NCI Building Systems, Inc.*	553	7,687
Builders FirstSource, Inc.*	1,377	7,684
EnergySolutions, Inc.*	2,433	7,591
Seaboard Corp.	3	7,590
Lydall, Inc.*	526	7,543
Arkansas Best Corp.	779	7,439
CDI Corp.	419	7,177
Wesco Aircraft Holdings, Inc.*	538	7,107
Roadrunner Transportation Systems, Inc.*	390	7,075
Alamo Group, Inc.	214	6,985
CBIZ, Inc.*,1	1,165	6,885
Zipcar, Inc.*	825	6,798
Insteel Industries, Inc.	541	6,752
Odyssey Marine Exploration, Inc.*	2,242	6,659
Northwest Pipe Co.*	279	6,657
Houston Wire & Cable Co.	540	6,626
Michael Baker Corp.	263	6,557
Air Transport Services Group, Inc.*	1,634	6,552
SeaCube Container Leasing Ltd.	337	6,352
CRA International, Inc.*	321	6,346
Kratos Defense & Security Solutions, Inc.*	1,235	6,212
Furmanite Corp.*	1,147	6,159
Commercial Vehicle Group, Inc.*	750	6,158
Ameresco, Inc. — Class A*	622	6,102
Orion Marine Group, Inc.*	829	6,060
Swisher Hygiene, Inc.*	3,453	6,043
Pendrell Corp.*	4,755	6,039
Proto Labs, Inc.*	150	5,913
RPX Corp.*	650	5,876
Graham Corp.	299	5,831
Dynamic Materials Corp.	416	5,782
PMFG, Inc.*	626	5,690
Park-Ohio Holdings Corp.*	263	5,605
Franklin Covey Co.*	424	5,470
Patriot Transportation Holding, Inc.*	191	5,430

70 | the Rydex FUNDS annual report	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (continued)	December 31, 2012
Russell 2000® 2x Strategy Fund

	Shares	Value

LMI Aerospace, Inc.*	275	$5,319
Argan, Inc.	293	5,274
Ampco-Pittsburgh Corp.	261	5,215
Flow International Corp.*	1,471	5,149
Miller Industries, Inc.	333	5,078
Casella Waste Systems, Inc. — Class A*	1,149	5,033
Pike Electric Corp.	526	5,023
Sterling Construction Company, Inc.*	504	5,010
TMS International Corp. — Class A*	393	4,920
NN, Inc.*	515	4,717
Schawk, Inc. — Class A	356	4,685
Accuride Corp.*	1,453	4,664
Energy Recovery, Inc.*	1,348	4,583
Hudson Global, Inc.*	1,022	4,579
Hurco Companies, Inc.*	197	4,531
Cenveo, Inc.*	1,655	4,469
Twin Disc, Inc.	256	4,462
Preformed Line Products Co.	75	4,457
Met-Pro Corp.	446	4,322
Acorn Energy, Inc.	550	4,296
FuelCell Energy, Inc.*,1	4,652	4,266
Pacer International, Inc.*	1,080	4,212
LSI Industries, Inc.	598	4,192
Quality Distribution, Inc.*	651	3,906
WageWorks, Inc.*	210	3,738
Dolan Co.*	939	3,653
Heritage-Crystal Clean, Inc.*	234	3,512
Rand Logistics, Inc.*	540	3,510
Hardinge, Inc.	350	3,479
Genco Shipping & Trading Ltd.*,1	963	3,361
Vicor Corp.*	597	3,236
Courier Corp.	291	3,201
Edgen Group, Inc. — Class A*	450	3,177
American Superconductor Corp.*	1,196	3,134
AT Cross Co. — Class A*	290	3,126
VSE Corp.	124	3,039
Eastern Co.	190	3,006
Universal Truckload Services, Inc.	163	2,975
API Technologies Corp.*	990	2,911
ARC Document Solutions, Inc.*	1,118	2,862
International Shipholding Corp.	168	2,769
TRC Companies, Inc.*	473	2,753
Performant Financial Corp.*	270	2,727
PGT, Inc.*	600	2,700
Intersections, Inc.	277	2,626
Hill International, Inc.*	702	2,569
Coleman Cable, Inc.	266	2,466
Willis Lease Finance Corp.*	170	2,433
Metalico, Inc.*	1,234	2,419
NL Industries, Inc.	200	2,290
CECO Environmental Corp.	220	2,189
BlueLinx Holdings, Inc.*	740	2,079
CPI Aerostructures, Inc.*	200	2,002
Patrick Industries, Inc.*	120	1,867
Sypris Solutions, Inc.	320	1,267
SIFCO Industries, Inc.	80	1,260
Omega Flex, Inc.	79	976
Enphase Energy, Inc.*	240	876
Compx International, Inc.	32	446
Astronics Corp. — Class B*	20	434
Total Industrials		5,682,575
Consumer Discretionary - 10.5%
Warnaco Group, Inc.*	1,261	90,250
Brunswick Corp.	2,743	79,793
Domino’s Pizza, Inc.	1,781	77,562
Six Flags Entertainment Corp.	1,223	74,848
Dana Holding Corp.	4,539	70,853
Sotheby’s	2,083	70,030
Tenneco, Inc.*	1,861	65,340
Life Time Fitness, Inc.*	1,313	64,613
HSN, Inc.	1,164	64,113
Rent-A-Center, Inc.	1,825	62,706
Pool Corp.	1,455	61,576
Wolverine World Wide, Inc.	1,488	60,978
Cabela’s, Inc.*	1,436	59,952
Vail Resorts, Inc.	1,103	59,661
Pier 1 Imports, Inc.	2,983	59,660
Cheesecake Factory, Inc.	1,659	54,281
Vitamin Shoppe, Inc.*	908	52,083
Steven Madden Ltd.*	1,206	50,978
ANN, Inc.*	1,499	50,726
Ryland Group, Inc.	1,366	49,858
Coinstar, Inc.*,1	951	49,462
Iconix Brand Group, Inc.*	2,179	48,635
Men’s Wearhouse, Inc.	1,560	48,610
Cooper Tire & Rubber Co.	1,906	48,336
Select Comfort Corp.*	1,738	45,483
Lumber Liquidators Holdings, Inc.*	844	44,588
Group 1 Automotive, Inc.	704	43,640
MDC Holdings, Inc.	1,170	43,009
Lions Gate Entertainment Corp.*	2,607	42,755
Hibbett Sports, Inc.*	811	42,740
Fifth & Pacific Companies, Inc.*	3,342	41,608
Express, Inc.*	2,744	41,407
Buffalo Wild Wings, Inc.*	566	41,216
Genesco, Inc.*	747	41,085
Live Nation Entertainment, Inc.*	4,303	40,061
Crocs, Inc.*	2,763	39,760
Penske Automotive Group, Inc.	1,302	39,177
Jack in the Box, Inc.*	1,361	38,925
Hillenbrand, Inc.	1,697	38,369
Meredith Corp.[1]	1,109	38,204
Buckle, Inc.[1]	851	37,989
Arbitron, Inc.	812	37,904
Cracker Barrel Old Country Store, Inc.	585	37,592
KB Home	2,371	37,462
Jos. A. Bank Clothiers, Inc.*	852	36,278
Bob Evans Farms, Inc.	890	35,778
New York Times Co. — Class A*	4,178	35,637
Saks, Inc.*,1	3,370	35,419
Meritage Homes Corp.*	939	35,072
Orient-Express Hotels Ltd. — Class A*	2,974	34,766
Marriott Vacations Worldwide Corp.*	820	34,169
Monro Muffler Brake, Inc.	950	33,222

See Notes to Financial Statements.	the Rydex FUNDS annual report | 71

SCHEDULE OF INVESTMENTS (continued)	December 31, 2012
Russell 2000® 2x Strategy Fund

	Shares	Value

Children’s Place Retail Stores, Inc.*	747	$33,085
Shutterfly, Inc.*	1,100	32,856
Aeropostale, Inc.*	2,495	32,460
Helen of Troy Ltd.*	970	32,388
Texas Roadhouse, Inc. — Class A	1,913	32,138
Valassis Communications, Inc.[1]	1,226	31,606
DineEquity, Inc.*	470	31,490
Pinnacle Entertainment, Inc.*	1,918	30,362
Papa John’s International, Inc.*	551	30,272
Regis Corp.	1,771	29,965
WMS Industries, Inc.*	1,690	29,575
Finish Line, Inc. — Class A	1,561	29,550
Grand Canyon Education, Inc.*	1,223	28,703
Office Depot, Inc.*	8,713	28,579
Matthews International Corp. — Class A	870	27,927
Jones Group, Inc.	2,520	27,871
Francesca’s Holdings Corp.*,1	1,063	27,595
Asbury Automotive Group, Inc.*	857	27,450
Sturm Ruger & Company, Inc.[1]	590	26,785
Churchill Downs, Inc.	400	26,580
Ascent Capital Group, Inc. — Class A*	428	26,510
Dorman Products, Inc.	750	26,505
Ameristar Casinos, Inc.	1,007	26,424
Standard Pacific Corp.*,1	3,553	26,115
OfficeMax, Inc.	2,657	25,932
Sonic Automotive, Inc. — Class A	1,238	25,862
BJ’s Restaurants, Inc.*	756	24,872
Lithia Motors, Inc. — Class A	661	24,735
SHFL Entertainment, Inc.*	1,692	24,534
National CineMedia, Inc.	1,719	24,289
Brown Shoe Company, Inc.	1,312	24,101
International Speedway Corp. —
Class A	855	23,615
Scholastic Corp.	796	23,530
Stage Stores, Inc.	934	23,145
Interval Leisure Group, Inc.	1,193	23,132
Cato Corp. — Class A	840	23,041
American Axle & Manufacturing
Holdings, Inc.*	2,049	22,949
La-Z-Boy, Inc.	1,591	22,512
Steiner Leisure Ltd.*	467	22,505
Belo Corp. — Class A	2,869	22,005
Hovnanian Enterprises, Inc. — Class A*,1	3,064	21,448
Skechers U.S.A., Inc. — Class A*	1,156	21,386
Strayer Education, Inc.	366	20,558
Columbia Sportswear Co.[1]	381	20,330
True Religion Apparel, Inc.	788	20,031
Oxford Industries, Inc.	432	20,028
American Public Education, Inc.*,1	552	19,933
Sinclair Broadcast Group, Inc. — Class A	1,553	19,599
AFC Enterprises, Inc.*	745	19,467
Sonic Corp.*	1,866	19,425
Drew Industries, Inc.	592	19,092
Ethan Allen Interiors, Inc.	742	19,076
CEC Entertainment, Inc.	557	18,487
Stewart Enterprises, Inc. — Class A	2,298	17,557
M/I Homes, Inc.*	660	17,490
G-III Apparel Group Ltd.*	504	17,252
Krispy Kreme Doughnuts, Inc.*	1,828	17,147
Quiksilver, Inc.*	4,010	17,043
Smith & Wesson Holding Corp.*	1,997	16,855
K12, Inc.*	822	16,802
Core-Mark Holding Company, Inc.	352	16,667
Movado Group, Inc.	541	16,598
American Greetings Corp. — Class A1	965	16,299
Pep Boys-Manny Moe & Jack	1,624	15,964
iRobot Corp.*	842	15,779
Red Robin Gourmet Burgers, Inc.*	447	15,775
Ruby Tuesday, Inc.*	1,960	15,406
Winnebago Industries, Inc.*	897	15,366
Vera Bradley, Inc.*,1	611	15,336
Biglari Holdings, Inc.*	39	15,211
Scientific Games Corp. — Class A*	1,745	15,129
Fred’s, Inc. — Class A	1,128	15,013
Blue Nile, Inc.*	385	14,822
Denny’s Corp.*	2,954	14,416
Superior Industries International, Inc.	705	14,382
Conn’s, Inc.*	465	14,266
Maidenform Brands, Inc.*	727	14,169
Tumi Holdings, Inc.*	660	13,761
rue21, Inc.*	474	13,457
LeapFrog Enterprises, Inc. — Class A*	1,548	13,359
Standard Motor Products, Inc.	601	13,354
Barnes & Noble, Inc.*,1	872	13,158
Zumiez, Inc.*	674	13,082
Callaway Golf Co.	2,001	13,007
Beazer Homes USA, Inc.*	756	12,769
Arctic Cat, Inc.*	382	12,755
Hot Topic, Inc.	1,297	12,516
Multimedia Games Holding
Company, Inc.*	841	12,371
Libbey, Inc.*	624	12,074
Gentherm, Inc.*	905	12,037
Modine Manufacturing Co.*	1,438	11,691
Boyd Gaming Corp.*,1	1,709	11,348
Capella Education Co.*	394	11,123
Five Below, Inc.*	340	10,894
Caribou Coffee Company, Inc.*	644	10,426
NACCO Industries, Inc. — Class A	169	10,257
Cavco Industries, Inc.*	203	10,146
America’s Car-Mart, Inc.*	245	9,927
EW Scripps Co. — Class A*	918	9,924
Haverty Furniture Companies, Inc.	583	9,509
Digital Generation, Inc.*	842	9,144
Shoe Carnival, Inc.	436	8,934
Destination Maternity Corp.	412	8,883
Universal Electronics, Inc.*	459	8,882
Bloomin’ Brands, Inc.*	560	8,758
MDC Partners, Inc. — Class A	775	8,758
JAKKS Pacific, Inc.	677	8,476
Mattress Firm Holding Corp.*	341	8,365
Exide Technologies*	2,396	8,194
Carmike Cinemas, Inc.*	540	8,100
Harte-Hanks, Inc.	1,363	8,042
Tuesday Morning Corp.*	1,286	8,038
Bravo Brio Restaurant Group, Inc.*	594	7,977

72 | the Rydex FUNDS annual report	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (continued)	December 31, 2012
Russell 2000® 2x Strategy Fund

	Shares	Value

Ruth’s Hospitality Group, Inc.*	1,081	$7,859
Caesars Entertainment Corp.*	1,134	7,847
Wet Seal, Inc. — Class A*	2,774	7,656
Town Sports International Holdings, Inc.	716	7,625
Fiesta Restaurant Group, Inc.*	496	7,599
Marcus Corp.	599	7,470
Fisher Communications, Inc.	271	7,314
Journal Communications, Inc. — Class A*	1,318	7,130
NutriSystem, Inc.	870	7,125
Perry Ellis International, Inc.	356	7,084
LIN TV Corp. — Class A*	940	7,078
PetMed Express, Inc.	629	6,982
Central European Media Enterprises Ltd. —
Class A*	1,123	6,884
Big 5 Sporting Goods Corp.	507	6,642
Universal Technical Institute, Inc.	658	6,606
Fuel Systems Solutions, Inc.*	447	6,571
World Wrestling Entertainment, Inc. —
Class A	829	6,541
RadioShack Corp.[1]	3,050	6,466
CSS Industries, Inc.	291	6,370
Stein Mart, Inc.	836	6,303
Speedway Motorsports, Inc.	350	6,244
Citi Trends, Inc.*	453	6,233
Corinthian Colleges, Inc.*	2,400	5,856
McClatchy Co. — Class A*,1	1,784	5,834
Carriage Services, Inc. — Class A	490	5,816
Zagg, Inc.*	780	5,741
Rentrak Corp.*	290	5,652
Career Education Corp.*	1,590	5,597
Unifi, Inc.*	428	5,568
MarineMax, Inc.*	617	5,516
Bridgepoint Education, Inc.*,1	535	5,511
Casual Male Retail Group, Inc.*	1,284	5,393
Black Diamond, Inc.*	638	5,232
Entercom Communications Corp. —
Class A*	746	5,207
Spartan Motors, Inc.	1,038	5,117
Cumulus Media, Inc. — Class A*	1,898	5,068
Overstock.com, Inc.*	354	5,066
West Marine, Inc.*	464	4,988
Saga Communications, Inc. — Class A	107	4,976
Body Central Corp.*	497	4,950
Blyth, Inc.[1]	318	4,945
Hooker Furniture Corp.	330	4,795
Weyco Group, Inc.	201	4,695
Jamba, Inc.*	2,066	4,628
Bon-Ton Stores, Inc.	378	4,581
Federal-Mogul Corp.*	570	4,571
Vitacost.com, Inc.*	670	4,543
Mac-Gray Corp.	361	4,531
bebe stores, Inc.	1,133	4,521
Chuy’s Holdings, Inc.*	200	4,468
Kirkland’s, Inc.*	414	4,384
Stoneridge, Inc.*	855	4,378
Steinway Musical Instruments, Inc.*	204	4,315
Bassett Furniture Industries, Inc.	340	4,240
Bluegreen Corp.*	440	4,127
Luby’s, Inc.*	610	4,081
Culp, Inc.	270	4,053
Winmark Corp.	71	4,047
ReachLocal, Inc.*	308	3,976
Kayak Software Corp.*	100	3,972
Lincoln Educational Services Corp.	690	3,857
Skullcandy, Inc.*	495	3,856
Gordmans Stores, Inc.*	253	3,800
RG Barry Corp.	267	3,783
Tilly’s, Inc. — Class A*	280	3,777
VOXX International Corp. — Class A*	561	3,776
Morgans Hotel Group Co.*	672	3,723
Global Sources Ltd.*	574	3,720
Isle of Capri Casinos, Inc.*	646	3,618
Nexstar Broadcasting Group, Inc. —
Class A*	341	3,611
Education Management Corp.*	815	3,570
Cherokee, Inc.	259	3,551
Outdoor Channel Holdings, Inc.	448	3,405
hhgregg, Inc.*	477	3,349
Johnson Outdoors, Inc. — Class A*	168	3,347
Sealy Corp.*	1,540	3,342
Red Lion Hotels Corp.*	417	3,290
Systemax, Inc.	338	3,262
New York & Company, Inc.*	836	3,185
Lifetime Brands, Inc.	294	3,119
Reading International, Inc. — Class A*	510	3,065
1-800-Flowers.com, Inc. — Class A*	803	2,947
Monarch Casino & Resort, Inc.*	270	2,946
MTR Gaming Group, Inc.*	690	2,877
Delta Apparel, Inc.*	205	2,866
Del Frisco’s Restaurant Group, Inc.*	180	2,806
Flexsteel Industries, Inc.	130	2,789
Daily Journal Corp.*	30	2,777
Carrols Restaurant Group, Inc.*	456	2,727
K-Swiss, Inc. — Class A*	806	2,708
Nathan’s Famous, Inc.*	80	2,696
Ignite Restaurant Group, Inc.*	200	2,600
Entravision Communications Corp. —
Class A	1,559	2,588
Einstein Noah Restaurant Group, Inc.	184	2,247
Geeknet, Inc.*	135	2,174
Premier Exhibitions, Inc.*	780	2,114
Martha Stewart Living Omnimedia —
Class A*	848	2,078
Crown Media Holdings, Inc. — Class A*	1,065	1,970
Orbitz Worldwide, Inc.*	705	1,918
Shiloh Industries, Inc.	175	1,803
Marine Products Corp.	314	1,796
Frisch’s Restaurants, Inc.	90	1,665
Salem Communications Corp. — Class A	300	1,638
Collectors Universe, Inc.	150	1,505
Tower International, Inc.*	171	1,377
National American University
Holdings, Inc.	312	1,201
US Auto Parts Network, Inc.*	453	829
CafePress, Inc.*	140	808
Perfumania Holdings, Inc.*	150	738

See Notes to Financial Statements.	the Rydex FUNDS annual report | 73

SCHEDULE OF INVESTMENTS (continued)	December 31, 2012
Russell 2000® 2x Strategy Fund

	Shares	Value

Beasley Broadcasting Group, Inc. —
Class A	130	$636
Value Line, Inc.	44	395
Orchard Supply Hardware Stores Corp. —
Class A*	50	371
Total Consumer Discretionary		5,148,033
Health Care - 9.0%
Pharmacyclics, Inc.*	1,675	96,982
Cubist Pharmaceuticals, Inc.*	1,944	81,764
athenahealth, Inc.*	1,105	81,161
Alkermes plc*	3,757	69,579
HMS Holdings Corp.*	2,636	68,324
Cepheid, Inc.*	2,011	67,991
Seattle Genetics, Inc.*,1	2,922	67,790
Jazz Pharmaceuticals plc*	1,272	67,670
Centene Corp.*	1,579	64,739
WellCare Health Plans, Inc.*	1,317	64,125
Haemonetics Corp.*	1,554	63,466
HealthSouth Corp.*	2,939	62,042
STERIS Corp.	1,776	61,679
Align Technology, Inc.*	2,208	61,273
Arena Pharmaceuticals, Inc.*,1	6,658	60,055
West Pharmaceutical Services, Inc.	1,034	56,612
Owens & Minor, Inc.	1,951	55,623
PAREXEL International Corp.*	1,844	54,563
ViroPharma, Inc.*	2,140	48,706
PSS World Medical, Inc.*	1,550	44,764
Cyberonics, Inc.*	843	44,282
Questcor Pharmaceuticals, Inc.[1]	1,648	44,035
Air Methods Corp.	1,185	43,715
MWI Veterinary Supply, Inc.*	389	42,790
Impax Laboratories, Inc.*	2,060	42,209
Theravance, Inc.*	1,866	41,556
Magellan Health Services, Inc.*	841	41,209
Vivus, Inc.*	3,067	41,159
Medicines Co.*	1,691	40,533
Chemed Corp.	585	40,125
Volcano Corp.*	1,636	38,626
HeartWare International, Inc.*	429	36,015
Neogen Corp.*	720	32,630
Immunogen, Inc.*,1	2,558	32,615
Masimo Corp.	1,532	32,187
Isis Pharmaceuticals, Inc.*,1	3,069	32,102
Insulet Corp.*	1,465	31,087
Acorda Therapeutics, Inc.*	1,228	30,528
PDL BioPharma, Inc.[1]	4,291	30,252
MedAssets, Inc.*	1,789	30,002
ArthroCare Corp.*	854	29,540
Amsurg Corp. — Class A*	968	29,050
Hanger, Inc.*	1,044	28,564
DexCom, Inc.*	2,097	28,540
Analogic Corp.	381	28,308
Auxilium Pharmaceuticals, Inc.*	1,487	27,554
Medidata Solutions, Inc.*	674	26,414
Nektar Therapeutics*	3,519	26,076
Alnylam Pharmaceuticals, Inc.*	1,416	25,842
Infinity Pharmaceuticals, Inc.*	738	25,830
Sunrise Senior Living, Inc.*	1,791	25,755
Exelixis, Inc.*,1	5,627	25,715
Meridian Bioscience, Inc.	1,267	25,657
Ironwood Pharmaceuticals, Inc. —
Class A*	2,307	25,585
Wright Medical Group, Inc.*	1,211	25,419
Dendreon Corp.*,1	4,730	24,974
Team Health Holdings, Inc.*	861	24,771
Molina Healthcare, Inc.*	915	24,760
Abaxis, Inc.	661	24,523
Endologix, Inc.*	1,703	24,251
CONMED Corp.	866	24,205
NPS Pharmaceuticals, Inc.*	2,641	24,033
Akorn, Inc.*	1,747	23,340
Integra LifeSciences Holdings Corp.*	598	23,304
Emeritus Corp.*	942	23,286
ICU Medical, Inc.*	382	23,275
Orthofix International N.V.*	573	22,536
Bio-Reference Labs, Inc.*	755	21,661
Luminex Corp.*	1,276	21,385
Affymax, Inc.*	1,113	21,147
Quality Systems, Inc.	1,211	21,023
Exact Sciences Corp.*	1,957	20,725
Spectrum Pharmaceuticals, Inc.[1]	1,825	20,422
NuVasive, Inc.*	1,320	20,407
Conceptus, Inc.*	959	20,149
Accretive Health, Inc.*	1,728	19,976
IPC The Hospitalist Company, Inc.*	503	19,974
InterMune, Inc.*	2,005	19,428
Aegerion Pharmaceuticals, Inc.*	763	19,373
Cantel Medical Corp.	651	19,354
Halozyme Therapeutics, Inc.*	2,753	18,473
Santarus, Inc.*	1,680	18,446
Merit Medical Systems, Inc.*	1,296	18,014
Kindred Healthcare, Inc.*	1,625	17,583
Landauer, Inc.	281	17,200
Rigel Pharmaceuticals, Inc.*	2,616	17,004
NxStage Medical, Inc.*	1,511	16,999
Momenta Pharmaceuticals, Inc.*	1,437	16,928
Greatbatch, Inc.*	727	16,895
Computer Programs & Systems, Inc.	335	16,864
Sequenom, Inc.*,1	3,514	16,586
Acadia Healthcare Company, Inc.*	710	16,564
Capital Senior Living Corp.*	868	16,223
Quidel Corp.*	860	16,056
Invacare Corp.	973	15,860
Opko Health, Inc.*,1	3,278	15,767
Spectranetics Corp.*	1,056	15,597
Omnicell, Inc.*	1,033	15,361
Dynavax Technologies Corp.*	5,351	15,304
Neurocrine Biosciences, Inc.*	2,040	15,259
National Healthcare Corp.	323	15,187
Synageva BioPharma Corp.*	320	14,813
Achillion Pharmaceuticals, Inc.*	1,823	14,620
Ensign Group, Inc.	536	14,574
BioScrip, Inc.*	1,342	14,453
HealthStream, Inc.*	593	14,416
Lexicon Pharmaceuticals, Inc.*	6,493	14,414

74 | the Rydex FUNDS annual report	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (continued)	December 31, 2012
Russell 2000® 2x Strategy Fund

	Shares	Value

AMN Healthcare Services, Inc.*	1,246	$14,391
MAKO Surgical Corp.*	1,102	14,183
Accuray, Inc.*	2,189	14,075
ABIOMED, Inc.*,1	1,025	13,797
MAP Pharmaceuticals, Inc.*	862	13,542
Idenix Pharmaceuticals, Inc.*	2,768	13,425
Genomic Health, Inc.*	491	13,385
Optimer Pharmaceuticals, Inc.*	1,439	13,023
PharMerica Corp.*	905	12,887
Emergent Biosolutions, Inc.*	791	12,688
ExamWorks Group, Inc.*	901	12,605
Antares Pharma, Inc.*,1	3,286	12,520
Celldex Therapeutics, Inc.*	1,807	12,125
OraSure Technologies, Inc.*	1,662	11,933
Vanguard Health Systems, Inc.*	973	11,919
Symmetry Medical, Inc.*	1,126	11,846
Hi-Tech Pharmacal Company, Inc.	328	11,473
Ligand Pharmaceuticals, Inc. — Class B*	535	11,096
Triple-S Management Corp. — Class B*	596	11,008
Healthways, Inc.*	1,025	10,968
AVANIR Pharmaceuticals, Inc. —
Class A*,1	4,168	10,962
Fluidigm Corp.*	747	10,690
Depomed, Inc.*	1,711	10,591
Dyax Corp.*	3,030	10,544
LHC Group, Inc.*	493	10,501
Amedisys, Inc.*	918	10,346
Cambrex Corp.*	908	10,333
XenoPort, Inc.*	1,323	10,280
Synta Pharmaceuticals Corp.*,1	1,137	10,256
Array BioPharma, Inc.*	2,741	10,197
Natus Medical, Inc.*	907	10,140
Select Medical Holdings Corp.	1,073	10,118
US Physical Therapy, Inc.	364	10,025
Universal American Corp.	1,153	9,904
Pacira Pharmaceuticals, Inc.*	566	9,888
Orexigen Therapeutics, Inc.*	1,848	9,739
Sangamo Biosciences, Inc.*	1,612	9,688
AMAG Pharmaceuticals, Inc.*	656	9,650
AVEO Pharmaceuticals, Inc.*	1,193	9,604
Gentiva Health Services, Inc.*	932	9,367
Cadence Pharmaceuticals, Inc.*	1,844	8,833
Raptor Pharmaceutical Corp.*	1,493	8,734
Atrion Corp.	44	8,624
SurModics, Inc.*	382	8,542
ZIOPHARM Oncology, Inc.*	2,045	8,507
Navidea Biopharmaceuticals, Inc.*,1	2,968	8,399
Astex Pharmaceuticals*	2,860	8,323
Curis, Inc.*	2,422	8,307
Corvel Corp.*	185	8,294
AngioDynamics, Inc.*	747	8,210
Repros Therapeutics, Inc.*	520	8,190
Endocyte, Inc.*	906	8,136
MannKind Corp.*	3,466	8,006
Vascular Solutions, Inc.*	504	7,963
Obagi Medical Products, Inc.*	573	7,787
Tornier N.V.*	454	7,623
SciClone Pharmaceuticals, Inc.*	1,741	7,504
RTI Biologics, Inc.*	1,716	7,327
Cynosure, Inc. — Class A*	290	6,992
Affymetrix, Inc.*	2,169	6,876
Providence Service Corp.*	399	6,779
Vical, Inc.*	2,329	6,777
Staar Surgical Co.*	1,110	6,771
Novavax, Inc.*,1	3,560	6,728
Clovis Oncology, Inc.*	418	6,688
Synergy Pharmaceuticals, Inc.*	1,260	6,628
Five Star Quality Care, Inc.*	1,306	6,543
Young Innovations, Inc.	165	6,503
Cardiovascular Systems, Inc.*	513	6,438
XOMA Corp.*	2,500	5,988
Repligen Corp.*	950	5,976
Immunomedics, Inc.*	2,024	5,910
OncoGenex Pharmaceutical, Inc.*	445	5,838
Threshold Pharmaceuticals, Inc.*	1,380	5,810
PhotoMedex, Inc.*	400	5,804
Assisted Living Concepts, Inc. — Class A	594	5,792
Enzon Pharmaceuticals, Inc.	1,300	5,759
Keryx Biopharmaceuticals, Inc.*,1	2,189	5,735
Geron Corp.*	4,053	5,715
Solta Medical, Inc.*	2,103	5,615
Unilife Corp.*,1	2,464	5,593
Vocera Communications, Inc.*	220	5,522
Palomar Medical Technologies, Inc.*	599	5,517
Cerus Corp.*	1,667	5,268
CryoLife, Inc.	839	5,227
Rockwell Medical Technologies, Inc.*	643	5,176
Epocrates, Inc.*	574	5,063
Arqule, Inc.*	1,807	5,042
Almost Family, Inc.	248	5,024
NewLink Genetics Corp.*	389	4,863
Cytori Therapeutics, Inc.*	1,675	4,724
Sagent Pharmaceuticals, Inc.*	287	4,618
Exactech, Inc.*	265	4,492
Osiris Therapeutics, Inc.*	500	4,490
Merge Healthcare, Inc.*	1,811	4,473
Furiex Pharmaceuticals, Inc.*	218	4,199
Omeros Corp.*	790	4,100
Pozen, Inc.*	818	4,098
Cross Country Healthcare, Inc.*	839	4,027
Greenway Medical Technologies*	246	3,779
Skilled Healthcare Group, Inc. — Class A*	582	3,707
Chindex International, Inc.*	353	3,707
Targacept, Inc.*	837	3,666
Trius Therapeutics, Inc.*	765	3,657
Utah Medical Products, Inc.	100	3,605
Anika Therapeutics, Inc.*	360	3,578
Hansen Medical, Inc.*	1,683	3,501
Sunesis Pharmaceuticals, Inc.*	827	3,473
National Research Corp.	63	3,415
GTx, Inc.*	804	3,377
Oncothyreon, Inc.*	1,749	3,358
Harvard Bioscience, Inc.*	762	3,338
Rochester Medical Corp.*	330	3,326
Vanda Pharmaceuticals, Inc.*	865	3,201
Pain Therapeutics, Inc.	1,171	3,173

See Notes to Financial Statements.	the Rydex FUNDS annual report | 75

SCHEDULE OF INVESTMENTS (continued)	December 31, 2012
Russell 2000® 2x Strategy Fund

	Shares	Value

Derma Sciences, Inc.*	280	$3,111
AtriCure, Inc.*	448	3,091
Agenus, Inc.*	750	3,075
Globus Medical, Inc. — Class A*	290	3,042
ImmunoCellular Therapeutics Ltd.*	1,570	3,014
Biotime, Inc.*	939	2,948
Merrimack Pharmaceuticals, Inc.*	470	2,862
SIGA Technologies, Inc.*,1	1,076	2,819
Discovery Laboratories, Inc.*	1,330	2,806
BioDelivery Sciences International, Inc.*	650	2,802
Ampio Pharmaceuticals, Inc.*	778	2,793
Alphatec Holdings, Inc.*	1,678	2,769
Progenics Pharmaceuticals, Inc.*	928	2,765
Anacor Pharmaceuticals, Inc.*	493	2,564
Horizon Pharma, Inc.*	1,086	2,530
Amicus Therapeutics, Inc.*	921	2,468
Coronado Biosciences, Inc.*	540	2,435
Lannett Company, Inc.*	486	2,411
TESARO, Inc.*	140	2,373
Zeltiq Aesthetics, Inc.*	511	2,366
PDI, Inc.*	310	2,356
EnteroMedics, Inc.*	820	2,296
Zogenix, Inc.*	1,666	2,216
Biospecifics Technologies Corp.*	148	2,213
Corcept Therapeutics, Inc.*	1,503	2,149
Pernix Therapeutics Holdings*	277	2,147
BioCryst Pharmaceuticals, Inc.*	1,507	2,140
Maxygen, Inc.	850	2,091
Durata Therapeutics, Inc.*	260	1,986
Pacific Biosciences of California, Inc.*	1,135	1,930
ChemoCentryx, Inc.*	168	1,838
Codexis, Inc.*	802	1,772
Transcept Pharmaceuticals, Inc.*	384	1,709
Sucampo Pharmaceuticals, Inc. —
Class A*	336	1,646
Verastem, Inc.*	187	1,644
Cumberland Pharmaceuticals, Inc.*	360	1,512
Hyperion Therapeutics, Inc.*	110	1,241
Cornerstone Therapeutics, Inc.*	260	1,230
Ventrus Biosciences, Inc.*	380	821
Acura Pharmaceuticals, Inc.*	367	815
Cempra, Inc.*	123	787
BG Medicine, Inc.*	329	760
Supernus Pharmaceuticals, Inc.*	100	717
Total Health Care		4,419,279
Energy - 4.5%
Dril-Quip, Inc.*	1,236	90,289
Oasis Petroleum, Inc.*	2,452	77,974
Energy XXI Bermuda Ltd.	2,420	77,900
Rosetta Resources, Inc.*	1,625	73,710
Kodiak Oil & Gas Corp.*	8,092	71,614
Helix Energy Solutions Group, Inc.*	3,242	66,915
Gulfport Energy Corp.*	1,710	65,356
Lufkin Industries, Inc.	1,028	59,758
Bristow Group, Inc.	1,096	58,811
Berry Petroleum Co. — Class A	1,603	53,781
SemGroup Corp. — Class A*	1,284	50,179
McMoRan Exploration Co.*,1	3,120	50,076
Western Refining, Inc.[1]	1,752	49,388
Arch Coal, Inc.[1]	6,520	47,726
Targa Resources Corp.	894	47,238
Exterran Holdings, Inc.*	1,986	43,533
Hornbeck Offshore Services, Inc.*	1,088	37,362
Cloud Peak Energy, Inc.*	1,878	36,302
Geospace Technologies Corp.*	390	34,659
Northern Oil and Gas, Inc.*,1	1,949	32,782
Key Energy Services, Inc.*	4,637	32,227
Stone Energy Corp.*	1,516	31,108
PDC Energy, Inc.*	915	30,387
Hercules Offshore, Inc.*	4,866	30,072
C&J Energy Services, Inc.*	1,362	29,201
Gulfmark Offshore, Inc. — Class A	828	28,525
ION Geophysical Corp.*	4,057	26,411
Bill Barrett Corp.*	1,474	26,222
Approach Resources, Inc.*	1,019	25,485
Carrizo Oil & Gas, Inc.*	1,211	25,334
Clean Energy Fuels Corp.*,1	2,027	25,236
Ship Finance International Ltd.	1,490	24,778
CVR Energy, Inc.*	502	24,493
Forest Oil Corp.*	3,620	24,218
Halcon Resources Corp.*	3,418	23,653
Comstock Resources, Inc.*	1,479	22,377
Newpark Resources, Inc.*	2,761	21,674
Swift Energy Co.*	1,310	20,161
EPL Oil & Gas, Inc.*	855	19,280
Rentech, Inc.	7,017	18,455
TETRA Technologies, Inc.*	2,384	18,095
Magnum Hunter Resources Corp.*,1	4,522	18,043
Crosstex Energy, Inc.	1,246	17,868
Rex Energy Corp.*	1,322	17,212
W&T Offshore, Inc.	1,069	17,136
Forum Energy Technologies, Inc.*	680	16,830
Contango Oil & Gas Co.	396	16,775
Parker Drilling Co.*	3,616	16,634
Heckmann Corp.*,1	4,112	16,571
Vaalco Energy, Inc.*	1,779	15,388
Nordic American Tankers Ltd.	1,620	14,175
Pioneer Energy Services Corp.*	1,901	13,801
PHI, Inc.*	403	13,496
Delek US Holdings, Inc.	513	12,989
Resolute Energy Corp.*	1,485	12,073
Basic Energy Services, Inc.*,1	946	10,794
Vantage Drilling Co.*	5,883	10,766
Tesco Corp.*	927	10,559
Gulf Island Fabrication, Inc.	433	10,405
Harvest Natural Resources, Inc.*	1,144	10,376
Quicksilver Resources, Inc.*	3,610	10,325
BPZ Resources, Inc.*,1	3,210	10,112
Matrix Service Co.*	782	8,993
GasLog Ltd.	720	8,950
PetroQuest Energy, Inc.*	1,735	8,588
Bonanza Creek Energy, Inc.*	301	8,365
Scorpio Tankers, Inc.*	1,152	8,191
Triangle Petroleum Corp.*	1,357	8,128
Solazyme, Inc.*	1,001	7,868

76 | the Rydex FUNDS annual report	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (continued)	December 31, 2012
Russell 2000® 2x Strategy Fund

	Shares	Value

RigNet, Inc.*	374	$7,641
Penn Virginia Corp.	1,689	7,448
Goodrich Petroleum Corp.*	792	7,381
Endeavour International Corp.*	1,421	7,361
Clayton Williams Energy, Inc.*	178	7,120
FX Energy, Inc.*	1,626	6,683
Uranium Energy Corp.*	2,600	6,656
Synergy Resources Corp.*	1,200	6,468
Willbros Group, Inc.*	1,194	6,400
Sanchez Energy Corp.*	351	6,318
Dawson Geophysical Co.*	239	6,305
Natural Gas Services Group, Inc.*	381	6,256
Warren Resources, Inc.*	2,201	6,185
Green Plains Renewable Energy, Inc.*	767	6,067
Panhandle Oil and Gas, Inc. — Class A	214	6,041
Callon Petroleum Co.*	1,207	5,673
Teekay Tankers Ltd. — Class A	1,932	5,603
Abraxas Petroleum Corp.*,1	2,536	5,554
Alon USA Energy, Inc.	294	5,318
Mitcham Industries, Inc.*	386	5,261
KiOR, Inc. — Class A*	807	5,173
Frontline Ltd.*	1,580	5,151
Midstates Petroleum Company, Inc.*	740	5,099
Cal Dive International, Inc.*	2,947	5,098
Evolution Petroleum Corp.*	509	4,138
Knightsbridge Tankers Ltd.	744	3,906
Miller Energy Resources, Inc.*	943	3,734
Bolt Technology Corp.	260	3,710
TGC Industries, Inc.	450	3,686
Matador Resources Co.*	428	3,510
Apco Oil and Gas International, Inc.	272	3,348
REX American Resources Corp.*	171	3,299
Isramco, Inc.*	31	3,224
Westmoreland Coal Co.*	334	3,120
Amyris, Inc.*,1	921	2,874
Uranerz Energy Corp.*,1	2,024	2,813
Emerald Oil, Inc.*	490	2,568
Global Geophysical Services, Inc.*	592	2,279
Gastar Exploration Ltd.*	1,814	2,195
Saratoga Resources, Inc.*	620	2,195
Adams Resources & Energy, Inc.	60	2,104
Crimson Exploration, Inc.*	654	1,792
Hallador Energy Co.	198	1,635
ZaZa Energy Corp.*	760	1,558
Gevo, Inc.*	928	1,429
Renewable Energy Group, Inc.*	217	1,272
Forbes Energy Services Ltd.*	450	1,139
Ceres, Inc.*	178	808
Total Energy		2,214,752
Materials - 4.0%
Eagle Materials, Inc.	1,499	87,692
Louisiana-Pacific Corp.*	4,225	81,627
Coeur d’Alene Mines Corp.*	2,761	67,920
Chemtura Corp.*	3,034	64,503
PolyOne Corp.	2,744	56,032
Sensient Technologies Corp.	1,529	54,371
HB Fuller Co.	1,530	53,275
Olin Corp.	2,463	53,176
Hecla Mining Co.	8,763	51,088
Stillwater Mining Co.*	3,551	45,382
Minerals Technologies, Inc.	1,088	43,433
Georgia Gulf Corp.[1]	1,045	43,137
Worthington Industries, Inc.	1,597	41,506
Schweitzer-Mauduit International, Inc.	952	37,157
Kaiser Aluminum Corp.	594	36,644
Texas Industries, Inc.*	689	35,146
Buckeye Technologies, Inc.	1,199	34,423
SunCoke Energy, Inc.*	2,144	33,425
Graphic Packaging Holding Co.*	5,140	33,205
Resolute Forest Products*	2,490	32,968
Balchem Corp.	898	32,687
Innophos Holdings, Inc.	666	30,969
Stepan Co.	518	28,770
Clearwater Paper Corp.*	721	28,234
KapStone Paper and Packaging Corp.	1,244	27,604
American Vanguard Corp.	849	26,378
A. Schulman, Inc.	904	26,153
Globe Specialty Metals, Inc.	1,885	25,919
RTI International Metals, Inc.*	934	25,741
McEwen Mining, Inc.*,1	6,665	25,527
Calgon Carbon Corp.*	1,746	24,758
Boise, Inc.	3,091	24,573
Koppers Holdings, Inc.	640	24,416
Innospec, Inc.	706	24,350
Kraton Performance Polymers, Inc.*	990	23,790
Schnitzer Steel Industries, Inc. — Class A	780	23,657
AMCOL International Corp.	771	23,654
Deltic Timber Corp.	334	23,587
PH Glatfelter Co.	1,316	23,004
OM Group, Inc.*	990	21,978
Quaker Chemical Corp.	393	21,167
LSB Industries, Inc.*	574	20,331
Haynes International, Inc.	379	19,659
Flotek Industries, Inc.*	1,516	18,495
Materion Corp.	623	16,061
Headwaters, Inc.*	1,874	16,041
AK Steel Holding Corp.[1]	3,400	15,640
Myers Industries, Inc.	1,031	15,620
Tredegar Corp.	736	15,029
Golden Star Resources Ltd.*,1	7,951	14,630
Gold Resource Corp.[1]	919	14,162
Century Aluminum Co.*	1,578	13,823
Horsehead Holding Corp.*	1,344	13,722
Neenah Paper, Inc.	476	13,552
Wausau Paper Corp.	1,350	11,691
Ferro Corp.*	2,657	11,106
Hawkins, Inc.	273	10,549
OMNOVA Solutions, Inc.*	1,417	9,933
Zep, Inc.	674	9,733
Paramount Gold and Silver Corp.*	4,011	9,306
Spartech Corp.*	950	8,617
General Moly, Inc.*	2,059	8,257
Universal Stainless & Alloy*	213	7,832
AM Castle & Co.*	516	7,621
Landec Corp.*	782	7,421

See Notes to Financial Statements.	the Rydex FUNDS annual report | 77

SCHEDULE OF INVESTMENTS (continued)	December 31, 2012
Russell 2000® 2x Strategy Fund

	Shares	Value

AEP Industries, Inc.*	122	$7,226
FutureFuel Corp.	592	7,009
Zoltek Companies, Inc.*	843	6,533
Metals USA Holdings Corp.	360	6,296
Noranda Aluminum Holding Corp.	1,018	6,220
Olympic Steel, Inc.	277	6,133
US Silica Holdings, Inc.[1]	365	6,106
Midway Gold Corp.*	3,926	5,457
Gold Reserve, Inc. — Class A*	1,610	5,329
Arabian American Development Co.*	610	5,069
Vista Gold Corp.*	1,790	4,833
Golden Minerals Co.*	1,013	4,650
ADA-ES, Inc.*	270	4,558
KMG Chemicals, Inc.	243	4,270
Chase Corp.	188	3,497
UFP Technologies, Inc.*	170	3,046
US Antimony Corp.*,1	1,650	2,904
Handy & Harman Ltd.*	167	2,517
United States Lime & Minerals, Inc.*	48	2,262
Revett Minerals, Inc.*	775	2,186
GSE Holding, Inc.*	246	1,525
Total Materials		1,929,483
Consumer Staples - 2.7%
United Natural Foods, Inc.*	1,497	80,224
Casey’s General Stores, Inc.	1,171	62,180
Hain Celestial Group, Inc.*	1,135	61,539
Darling International, Inc.*	3,611	57,921
TreeHouse Foods, Inc.*	1,100	57,343
Harris Teeter Supermarkets, Inc.	1,347	51,940
B&G Foods, Inc.	1,604	45,409
PriceSmart, Inc.	557	42,917
Lancaster Colony Corp.	557	38,539
Universal Corp.	707	35,286
Elizabeth Arden, Inc.*	765	34,433
Sanderson Farms, Inc.	699	33,237
Snyders-Lance, Inc.	1,360	32,790
Boston Beer Company, Inc. — Class A*,1	233	31,327
Spectrum Brands Holdings, Inc.	696	31,272
Fresh Del Monte Produce, Inc.	1,170	30,830
Prestige Brands Holdings, Inc.*	1,534	30,726
J&J Snack Foods Corp.	459	29,348
Post Holdings, Inc.*	850	29,113
Rite Aid Corp.*	20,270	27,567
Vector Group Ltd.	1,709	25,413
Andersons, Inc.	575	24,668
Boulder Brands, Inc.*	1,812	23,375
WD-40 Co.	490	23,084
Tootsie Roll Industries, Inc.[1]	722	18,714
Cal-Maine Foods, Inc.	443	17,817
SUPERVALU, Inc.[1]	6,520	16,104
Pilgrim’s Pride Corp.*	1,848	13,398
Weis Markets, Inc.	341	13,357
Dole Food Company, Inc.*	1,095	12,560
Central Garden and Pet Co. — Class A*	1,181	12,341
Star Scientific, Inc.*,1	4,477	11,998
Susser Holdings Corp.*	338	11,658
Chiquita Brands International, Inc.*	1,405	11,591
Medifast, Inc.*	422	11,137
Spartan Stores, Inc.	661	10,153
Inter Parfums, Inc.	502	9,769
Alliance One International, Inc.*	2,681	9,759
Harbinger Group, Inc.*	1,269	9,759
Diamond Foods, Inc.	680	9,296
Coca-Cola Bottling Company Consolidated	138	9,177
Calavo Growers, Inc.	362	9,126
Pantry, Inc.*	715	8,673
Village Super Market, Inc. — Class A	261	8,576
Seneca Foods Corp. — Class A*	277	8,421
Nash Finch Co.	370	7,874
Ingles Markets, Inc. — Class A	384	6,628
USANA Health Sciences, Inc.*	183	6,026
Chefs’ Warehouse, Inc.*	340	5,375
Revlon, Inc. — Class A*	349	5,061
National Beverage Corp.	345	5,034
Annie’s, Inc.*	150	5,015
Nature’s Sunshine Products, Inc.	340	4,923
Limoneira Co.	252	4,886
Central European Distribution Corp.*,1	2,022	4,388
John B Sanfilippo & Son, Inc.	240	4,363
Nutraceutical International Corp.	263	4,350
Natural Grocers by Vitamin Cottage, Inc.*	220	4,200
Female Health Co.	584	4,193
Oil-Dri Corporation of America	144	3,974
Alico, Inc.	107	3,919
Omega Protein Corp.*	599	3,666
Orchids Paper Products Co.	170	3,437
Farmer Bros Co.*	212	3,059
Arden Group, Inc. — Class A	32	2,879
Roundy’s, Inc.[1]	611	2,719
Inventure Foods, Inc.*	400	2,596
Westway Group, Inc.*	370	2,468
Synutra International, Inc.*	529	2,449
Griffin Land & Nurseries, Inc.	85	2,295
Craft Brew Alliance, Inc.*	321	2,080
Lifeway Foods, Inc.	129	1,127
Total Consumer Staples		1,292,849
Utilities - 2.5%
Cleco Corp.	1,866	74,658
Piedmont Natural Gas Company, Inc.	2,202	68,944
IDACORP, Inc.	1,532	66,411
Portland General Electric Co.	2,313	63,283
WGL Holdings, Inc.	1,580	61,920
Southwest Gas Corp.	1,415	60,010
UIL Holdings Corp.	1,554	55,649
UNS Energy Corp.	1,240	52,601
New Jersey Resources Corp.	1,274	50,476
PNM Resources, Inc.	2,451	50,270
Black Hills Corp.	1,358	49,350
ALLETE, Inc.	1,173	48,070
South Jersey Industries, Inc.	935	47,059
Avista Corp.	1,801	43,422
Atlantic Power Corp.	3,495	39,947

78 | the Rydex FUNDS annual report	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (continued)	December 31, 2012
Russell 2000® 2x Strategy Fund

	Shares	Value

El Paso Electric Co.	1,227	$39,154
NorthWestern Corp.	1,117	38,793
Northwest Natural Gas Co.	823	36,377
MGE Energy, Inc.	706	35,971
CH Energy Group, Inc.	448	29,219
American States Water Co.	582	27,925
Otter Tail Corp.	1,106	27,650
Laclede Group, Inc.	685	26,448
Empire District Electric Co.	1,291	26,311
California Water Service Group	1,291	23,690
Chesapeake Utilities Corp.	292	13,257
SJW Corp.	429	11,411
Unitil Corp.	421	10,912
Ormat Technologies, Inc.	539	10,392
Middlesex Water Co.	481	9,408
Connecticut Water Service, Inc.	262	7,802
York Water Co.	396	6,958
Artesian Resources Corp. — Class A	230	5,159
Delta Natural Gas Company, Inc.	200	3,910
Consolidated Water Company Ltd.	439	3,249
Cadiz, Inc.*	400	3,168
Genie Energy Ltd. — Class B	428	3,039
American DG Energy, Inc.*	780	1,802
Total Utilities		1,234,075
Telecommunication Services - 0.5%
Cincinnati Bell, Inc.*	6,054	33,176
Cogent Communications Group, Inc.	1,435	32,488
Consolidated Communications
Holdings, Inc.	1,229	19,566
8x8, Inc.*	2,167	16,014
Premiere Global Services, Inc.*	1,533	14,993
Vonage Holdings Corp.*	4,887	11,582
Shenandoah Telecommunications Co.	736	11,268
Leap Wireless International, Inc.*,1	1,654	10,999
General Communication, Inc. — Class A*	1,134	10,875
Iridium Communications, Inc.*	1,530	10,312
Atlantic Tele-Network, Inc.	276	10,132
magicJack VocalTec Ltd.*	460	8,377
USA Mobility, Inc.	675	7,884
Cbeyond, Inc.*	829	7,494
Hawaiian Telcom Holdco, Inc.*	310	6,045
NTELOS Holdings Corp.	454	5,952
inContact, Inc.*	1,149	5,952
Fairpoint Communications, Inc.*	630	5,002
Towerstream Corp.*,1	1,454	4,726
Lumos Networks Corp.	464	4,649
IDT Corp. — Class B	461	4,398
ORBCOMM, Inc.*	1,101	4,316
HickoryTech Corp.	414	4,028
Primus Telecommunications Group, Inc.	370	4,022
Boingo Wireless, Inc.*	487	3,677
Neutral Tandem, Inc.	859	2,208
Total Telecommunication Services		260,135
Total Common Stocks
(Cost $33,905,866)		36,567,600
WARRANTS††-0.0%
Magnum Hunter Resources Corp.
$10.50, 08/16/13*	47	–
Total Warrants
(Cost $—)		–
CLOSED-END FUNDS† - 0.0%
Firsthand Technology Value Fund, Inc.*	260	4,534
Total Closed-End Funds
(Cost $4,546)		4,534

	Face
	Amount
CORPORATE BONDS†† - 0.0%
Financials - 0.0%
GAMCO Investors, Inc.
0.00% due 12/31/15	$200	178
Total Corporate Bonds
(Cost $—)		178

REPURCHASE AGREEMENTS††,2 - 34.6%
Mizuho Financial Group, Inc.
issued 12/31/12 at 0.14%
due 01/02/13	14,013,934	14,013,934
Credit Suisse Group
issued 12/31/12 at 0.12%
due 01/02/13[3]	2,921,853	2,921,853
Total Repurchase Agreements
(Cost $16,935,787)		16,935,787

SECURITIES LENDING COLLATERAL††,4 - 1.2%
Repurchase Agreements
Merrill Lynch, Pierce, Fenner & Smith, Inc.
issued 12/31/12 at 0.16%
due 01/02/13	364,614	364,614
RBS Securities, Inc.
issued 12/31/12 at 0.20%
due 01/02/13	231,412	231,412
Total Securities Lending Collateral
(Cost $596,026)		596,026
Total Investments - 110.5%
(Cost $51,442,225)		$54,104,125
Other Assets & Liabilities, net - (10.5)%		(5,146,285)
Total Net Assets - 100.0%		$48,957,840

See Notes to Financial Statements.	the Rydex FUNDS annual report | 79

SCHEDULE OF INVESTMENTS (concluded)	December 31, 2012
Russell 2000® 2x Strategy Fund

		Unrealized
	Contracts	Gain

EQUITY FUTURES CONTRACTS PURCHASED†
March 2013 Russell 2000 Index
Mini Futures Contracts
(Aggregate Value of
Contracts $18,705,440)	221	$253,947

	Units
EQUITY INDEX SWAP AGREEMENTS††
Barclays Bank plc
January 2013 Russell 2000 Index
Swap, Terminating 01/31/13[5]
(Notional Value $35,146,467)	41,380	$714,700
Goldman Sachs International
January 2013 Russell 2000 Index
Swap, Terminating 01/23/13[5]
(Notional Value $6,061,860)	7,137	84,937
Credit Suisse Capital, LLC
January 2013 Russell 2000 Index
Swap, Terminating 01/31/13[5]
(Notional Value $1,396,131)	1,644	28,379
(Total Notional Value
$42,604,458)		$828,016

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or portion of this security is on loan at December 31, 2012 — See Note 10.
[2]	Repurchase Agreements — See Note 5.
[3]	All or a portion of this security is pledged as equity index swap collateral at December 31, 2012.
[4]	Securities lending collateral — See Note 10.
[5]	Total Return based on Russell 2000 Index +/- financing at a variable rate.
REIT — Real Estate Investment Trust
plc — Public Limited Company

80 | the Rydex FUNDS annual report	See Notes to Financial Statements.

Russell 2000® 2x Strategy Fund

STATEMENT OF ASSETS
AND LIABILITIES
December 31, 2012

Assets:
Investments, at value - including $586,820 of securities loaned
(cost $33,910,412)	$36,572,312
Repurchase agreements, at value
(cost $17,531,813)	17,531,813
Total investments
(cost $51,442,225)	54,104,125
Foreign currency, at value
(cost $61)	61
Segregated cash with broker	3,034,000
Unrealized appreciation on swap agreements	828,016
Cash	4,674
Receivable for swap settlement	222,777
Receivables:
Fund shares sold	6,767,721
Variation margin	443,696
Due from broker	328,275
Securities sold	118,205
Dividends	33,221
Interest	762
Total assets	65,885,533
Liabilities:
Payable for:
Fund shares redeemed	11,814,859
Securities purchased	4,408,699
Payable upon return of securities loaned	596,026
Management fees	30,796
Distribution and service fees	10,170
Transfer agent and administrative fees	8,555
Portfolio accounting fees	5,133
Miscellaneous	53,455
Total liabilities	16,927,693
Net assets	$48,957,840
Net assets consist of:
Paid in capital	$58,150,064
Accumulated net investment loss	(245)
Accumulated net realized loss on investments	(12,935,842)
Net unrealized appreciation on investments	3,743,863
Net assets	$48,957,840
A-Class:
Net assets	$1,705,963
Capital shares outstanding	9,831
Net asset value per share	$173.53
Maximum offering price per share (Net asset value divided by 95.25%)	$182.18
C-Class:
Net assets	$3,397,635
Capital shares outstanding	20,580
Net asset value per share	$165.09
H-Class:
Net assets	$43,854,242
Capital shares outstanding	252,973
Net asset value per share	$173.36

STATEMENT OF
OPERATIONS
Year Ended December 31, 2012

Investment Income:
Dividends (net of foreign withholding tax of $346)	$324,786
Interest	22,780
Income from securities lending, net	1,653
Total investment income	349,219

Expenses:
Management fees	345,406
Transfer agent and administrative fees	95,947
Distribution and service fees:
A-Class	6,269
C-Class	18,400
H-Class	85,079
Portfolio accounting fees	57,569
Custodian fees	7,827
Trustees’ fees*	3,735
Miscellaneous	89,271
Total expenses	709,503
Net investment loss	(360,284)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	3,153,078
Swap agreements	12,343,065
Futures contracts	(641,859)
Foreign currency	(5)
Net realized gain	14,854,279
Net change in unrealized appreciation (depreciation) on:
Investments	(5,776)
Swap agreements	943,723
Futures contracts	(127,827)
Net change in unrealized appreciation (depreciation)	810,120
Net realized and unrealized gain	15,664,399
Net increase in net assets resulting from operations	$15,304,115

* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

See Notes to Financial Statements.	the Rydex FUNDS annual report | 81

Russell 2000® 2x Strategy Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	December 31,	December 31,
	2012	2011

Increase (Decrease) In Net Assets From Operations:
Net investment loss	$(360,284)	$(678,626)
Net realized gain (loss) on investments	14,854,279	(7,734,467)
Net change in unrealized appreciation (depreciation) on investments	810,120	(1,619,961)
Net increase (decrease) in net assets resulting from operations	15,304,115	(10,033,054)

Capital share transactions:
Proceeds from sale of shares
A-Class	5,037,656	10,074,129
C-Class	53,115,224	156,272,513
H-Class	2,005,261,845	1,891,218,731
Cost of shares redeemed
A-Class	(7,400,995)	(8,604,460)
C-Class	(51,128,780)	(156,531,878)
H-Class	(2,006,194,742)	(1,892,269,714)
Net increase (decrease) from capital share transactions	(1,309,792)	159,321
Net increase (decrease) in net assets	13,994,323	(9,873,733)

Net assets:
Beginning of year	34,963,517	44,837,250
End of year	$48,957,840	$34,963,517
Accumulated net investment loss at end of year	$(245)	$(3,128)

Capital share activity:
Shares sold
A-Class	32,384	63,400
C-Class	349,533	1,054,439
H-Class	12,829,378	12,335,564
Shares redeemed
A-Class	(47,341)	(57,437)
C-Class	(338,986)	(1,056,059)
H-Class	(12,800,388)	(12,346,693)
Net increase (decrease) in shares	24,580	(6,786)

82 | the Rydex FUNDS annual report	See Notes to Financial Statements.

Russell 2000® 2x Strategy Fund

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,
A-Class	2012	2011	2010	2009[c]	2008[c]
Per Share Data
Net asset value, beginning of period	$135.39	$169.09	$113.55	$80.46	$239.10
Income (loss) from investment operations:
Net investment loss[a]	(1.50)	(2.46)	(1.49)	(.83)	(.10)
Net gain (loss) on investments (realized and unrealized)	39.64	(31.24)	57.03	33.92	(158.44)
Total from investment operations	38.14	(33.70)	55.54	33.09	(158.54)
Less distributions from:
Return of capital	—	—	—	—	(.10)
Total distributions	—	—	—	—	(.10)
Net asset value, end of period	$173.53	$135.39	$169.09	$113.55	$80.46

Total Return[b]	28.18%	(19.93%)	48.89%	41.13%	(66.27%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,706	$3,356	$3,183	$1,890	$893
Ratios to average net assets:
Net investment loss	(0.95%)	(1.52%)	(1.16%)	(1.00%)	(0.05%)
Total expenses[d]	1.82%	1.94%	1.80%	1.87%	1.75%
Portfolio turnover rate	622%	150%	148%	335%	631%

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,
C-Class	2012	2011	2010	2009[c]	2008[c]
Per Share Data
Net asset value, beginning of period	$129.68	$163.02	$110.27	$78.83	$236.20
Income (loss) from investment operations:
Net investment loss[a]	(2.28)	(3.51)	(2.28)	(1.32)	(1.20)
Net gain (loss) on investments (realized and unrealized)	37.69	(29.83)	55.03	32.76	(156.07)
Total from investment operations	35.41	(33.34)	52.75	31.44	(157.27)
Less distributions from:
Return of capital	—	—	—	—	(.10)
Total distributions	—	—	—	—	(.10)
Net asset value, end of period	$165.09	$129.68	$163.02	$110.27	$78.83

Total Return[b]	27.32%	(20.45%)	47.82%	39.88%	(66.58%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$3,398	$1,301	$1,900	$3,116	$1,446
Ratios to average net assets:
Net investment loss	(1.48%)	(2.28%)	(1.91%)	(1.77%)	(0.78%)
Total expenses[d]	2.51%	2.69%	2.56%	2.63%	2.50%
Portfolio turnover rate	622%	150%	148%	335%	631%

See Notes to Financial Statements.	the Rydex FUNDS annual report | 83

Russell 2000® 2x Strategy Fund

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,
H-Class	2012	2011	2010	2009[c]	2008[c]
Per Share Data
Net asset value, beginning of period	$135.31	$169.09	$113.58	$80.37	$239.40
Income (loss) from investment operations:
Net investment income (loss)[a]	(1.42)	(2.48)	(1.57)	(.81)	.04
Net gain (loss) on investments (realized and unrealized)	39.47	(31.30)	57.08	34.02	(158.97)
Total from investment operations	38.05	(33.78)	55.51	33.21	(158.93)
Less distributions from:
Return of capital	—	—	—	—	(.10)
Total distributions	—	—	—	—	(.10)
Net asset value, end of period	$173.36	$135.31	$169.09	$113.58	$80.37

Total Return[b]	28.13%	(19.98%)	48.86%	41.32%	(66.35%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$43,854	$30,306	$39,755	$21,811	$26,162
Ratios to average net assets:
Net investment income (loss)	(0.91%)	(1.56%)	(1.20%)	(1.00%)	0.03%
Total expenses[d]	1.82%	1.94%	1.81%	1.84%	1.75%
Portfolio turnover rate	622%	150%	148%	335%	631%

[a]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[b]	Total return does not reflect the impact of any applicable sales charges.
[c]	Per share amounts for the year ended December 31, 2008 and the period January 1, 2009 through April 19, 2009 have been restated to reflect a 1:10 reverse share split effective April 20, 2009.
[d]	Does not include expenses of the underlying funds in which the Fund invests.

84 | the Rydex FUNDS annual report	See Notes to Financial Statements.

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the Rydex FUNDS annual report | 85

Performance Report and FUND PROFILE (Unaudited)	December 31, 2012

Inverse Russell 2000® 2x Strategy fund

OBJECTIVE: Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is 200% of the inverse (opposite) of the performance of the Russell 2000® Index (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

For the one-year period ended December 31, 2012, Inverse Russell 2000® 2x Strategy Fund maintained a daily correlation of over 99% to its benchmark of -200% of the daily price movement of the Russell 2000 Index. Inverse Russell 2000® 2x Strategy Fund H-Class returned -34.68% while the Russell 2000 Index returned 16.35% over the same time period.

Among sectors, the biggest performance contributors of the underlying index during the period were Financials and Consumer Discretionary. Energy was the only sector that detracted from index performance for the year.

Pharmacyclics, Inc., Ocwen Financial Corp. and 3D Systems Corp. were the largest contributors to performance of the underlying index for the year. Key Energy Services, Inc., Knight Capital Group, Inc. and Bill Barrett Corp. were the leading detractors of the underlying index for the year.

Derivatives in the Fund were used to help provide exposure to the composition of the benchmark in the highest efficient manner and not for hedging purposes.

Due to the compounding of daily returns, leveraged and inverse funds’ returns over periods other than one day will likely differ in amount and possibly direction from the benchmark return for the same period. Investors should monitor their leveraged and inverse funds’ holdings to ensure that they are consistent with their strategies, as frequently as daily.

The effects of compounding may cause the longer-term correlation of the fund to its benchmark to diminish. The apparent discrepancy between the leveraged and unleveraged indices is the result of compounding, which is described briefly on page 4 of this report.

Performance displayed represents past performance, which is no guarantee of future results.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
A-Class	May 31, 2006
C-Class	May 31, 2006
H-Class	May 31, 2006

The Fund invests principally in derivative investments such as swap agreements and futures contracts.

86 | the Rydex FUNDS annual report

Performance Report and FUND PROFILE (Unaudited) (concluded)	December 31, 2012

Cumulative Fund Performance*

Average Annual Returns*

Periods Ended 12/31/12

			Since
			Inception
	1 Year	5 Year	(05/31/06)
A-Class Shares	-34.45%	-33.60%	-28.60%
A-Class Shares with sales charge†	-37.57%	-34.25%	-29.13%
C-Class Shares	-34.57%	-34.02%	-29.07%
C-Class Shares with CDSC‡	-35.23%	-34.02%	-29.07%
H-Class Shares	-34.68%	-33.71%	-28.69%
Russell 2000 Index	16.35%	3.56%	3.95%

*	The performance data represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The Russell 2000 Index is an unmanaged index and, unlike the Fund, has no management fees or operating expenses to reduce its reported return. The graphs are based on A-Class shares and H-Class shares only; performance for C-Class shares will vary due to differences in fee structure.

†	Fund returns are calculated using the maximum sales charge of 4.75%.

‡	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

the Rydex FUNDS annual report | 87

SCHEDULE OF INVESTMENTS	December 31, 2012
INVERSE Russell 2000® 2x Strategy Fund

	Face
	Amount	Value

REPURCHASE AGREEMENTS††,1 - 111.1%
Mizuho Financial Group, Inc.
issued 12/31/12 at 0.14%
due 01/02/13	$13,859,240	$13,859,240
Credit Suisse Group
issued 12/31/12 at 0.12%
due 01/02/13[2]	3,386,299	3,386,299
Total Repurchase Agreements
(Cost $17,245,539)		17,245,539
Total Investments - 111.1%
(Cost $17,245,539)		$17,245,539
Other Assets & Liabilities, net - (11.1)%		(1,727,560)
Total Net Assets - 100.0%		$15,517,979

		Unrelized
	Contracts	Gain (Loss)

EQUITY FUTURES CONTRACTS SOLD SHORT†
March 2013 Russell 2000 Index
Mini Futures Contracts
(Aggregate Value of
Contracts $10,664,640)	126	$22,813

	Units
EQUITY INDEX SWAP AGREEMENTS SOLD SHORT††
Goldman Sachs International
January 2013 Russell 2000 Index Swap,
Terminating 01/23/13[3]
(Notional Value $316,030)	372	$(5,270)
Barclays Bank plc
January 2013 Russell 2000 Index Swap,
Terminating 01/31/13[3]
(Notional Value $2,191,680)	2,580	(44,546)
Credit Suisse Capital, LLC
January 2013 Russell 2000 Index Swap,
Terminating 01/31/13[3]
(Notional Value $17,362,652)	20,442	(352,929)
(Total Notional Value
$19,870,362)		$(402,745)

†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Repurchase Agreements — See Note 5.
[2]	All or a portion of this security is pledged as equity index swap collateral at December 31, 2012.
[3]	Total Return based on Russell 2000 Index +/- financing at a variable rate.
plc — Public Limited Company

88 | the Rydex FUNDS annual report	See Notes to Financial Statements.

Inverse Russell 2000® 2x STRATEGY FUND

STATEMENT OF ASSETS
AND LIABILITIES

December 31, 2012

Assets:
Repurchase agreements, at value
(cost $17,245,539)	$17,245,539
Segregated cash with broker	962,000
Receivables:
Fund shares sold	516,644
Due from broker	57,831
Interest	65
Total assets	18,782,079
Liabilities:
Unrealized depreciation on swap agreements	402,745
Payable for:
Fund shares redeemed	2,435,763
Variation margin	316,311
Swap settlement	45,325
Management fees	15,527
Distribution and service fees	5,313
Transfer agent and administrative fees	4,313
Portfolio accounting fees	2,588
Miscellaneous	36,215
Total liabilities	3,264,100
Net assets	$15,517,979
Net assets consist of:
Paid in capital	$121,736,361
Undistributed net investment income	—
Accumulated net realized loss on investments	(105,838,450)
Net unrealized depreciation on investments	(379,932)
Net assets	$15,517,979
A-Class:
Net assets	$996,808
Capital shares outstanding	67,945
Net asset value per share	$14.67
Maximum offering price per share (Net asset value divided by 95.25%)	$15.40
C-Class:
Net assets	$1,058,946
Capital shares outstanding	76,119
Net asset value per share	$13.91
H-Class:
Net assets	$13,462,225
Capital shares outstanding	925,686
Net asset value per share	$14.54

STATEMENT OF
OPERATIONS

Year Ended December 31, 2012

Investment Income:
Interest	$33,081
Total investment income	33,081

Expenses:
Management fees	259,056
Transfer agent and administrative fees	71,960
Distribution and service fees:
A-Class	2,329
C-Class	14,707
H-Class	65,956
Portfolio accounting fees	43,177
Licensing fees	29,606
Custodian fees	5,546
Trustees’ fees*	3,072
Miscellaneous	50,191
Total expenses	545,600
Net investment loss	(512,519)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Swap agreements	(3,396,086)
Futures contracts	(2,590,256)
Net realized loss	(5,986,342)
Net change in unrealized appreciation (depreciation) on:
Swap agreements	(726,601)
Futures contracts	(12,374)
Net change in unrealized appreciation (depreciation)	(738,975)
Net realized and unrealized loss	(6,725,317)
Net decrease in net assets resulting from operations	$(7,237,836)

* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL REPORT | 89

Inverse Russell 2000® 2x Strategy FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	December 31,	December 31,
	2012	2011
Increase (Decrease) In Net Assets From Operations:
Net investment loss	$(512,519)	$(652,149)
Net realized loss on investments	(5,986,342)	(9,058,226)
Net change in unrealized appreciation (depreciation) on investments	(738,975)	(39,587)
Net decrease in net assets resulting from operations	(7,237,836)	(9,749,962)

Capital share transactions:
Proceeds from sale of shares
A-Class	3,825,671	9,866,313
C-Class	103,494,688	203,560,060
H-Class	1,664,693,322	1,799,938,174
Cost of shares redeemed
A-Class	(3,198,645)	(9,442,327)
C-Class	(104,592,364)	(203,307,012)
H-Class	(1,668,707,308)	(1,792,376,733)
Net increase (decrease) from capital share transactions	(4,484,636)	8,238,475
Net decrease in net assets	(11,722,472)	(1,511,487)

Net assets:
Beginning of year	27,240,451	28,751,938
End of year	$15,517,979	$27,240,451
Undistributed net investment income at end of year	$—	$—

Capital share activity:
Shares sold
A-Class	208,066	347,749 [1]
C-Class	6,196,679	8,025,398 [1]
H-Class	94,523,775	67,615,839 [1]
Shares redeemed
A-Class	(177,495)	(339,425)[1]
C-Class	(6,256,294)	(7,989,606)[1]
H-Class	(94,654,473)	(67,421,219)[1]
Net increase (decrease) in shares	(159,742)	238,736

[1]	The share activity for the period January 1, 2011 through December 2, 2011 has been restated to reflect a 1:4 reverse share split effective December 2, 2011.

90 | THE RYDEX FUNDS ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

Inverse Russell 2000® 2x Strategy FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,
A-Class	2012	2011[c]	2010[c]	2009[c]	2008[c]
Per Share Data
Net asset value, beginning of period	$22.38	$29.28	$58.36	$142.48	$161.36
Income (loss) from investment operations:
Net investment income (loss)[a]	(0.29)	(.53)	(.72)	(1.64)	2.80
Net gain (loss) on investments (realized and unrealized)	(7.42)	(6.37)	(28.36)	(82.44)	45.64
Total from investment operations	(7.71)	(6.90)	(29.08)	(84.08)	48.44
Less distributions from:
Net investment income	—	—	—	—	(8.44)
Net realized gains	—	—	—	(.04)	(58.88)
Total distributions	—	—	—	(.04)	(67.32)
Net asset value, end of period	$14.67	$22.38	$29.28	$58.36	$142.48

Total Return[b]	(34.45%)	(23.57%)	(49.83%)	(59.01%)	25.10%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$997	$837	$851	$1,385	$1,941
Ratios to average net assets:
Net investment income (loss)	(1.69%)	(1.95%)	(1.66%)	(1.70%)	1.50%
Total expenses	1.81%	1.99%	1.81%	1.83%	2.39%
Portfolio turnover rate	—	—	—	—	174%

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,
C-Class	2012	2011[c]	2010[c]	2009[c]	2008[c]
Per Share Data
Net asset value, beginning of period	$21.26	$28.00	$56.12	$137.96	$159.48
Income (loss) from investment operations:
Net investment loss[a]	(.41)	(.68)	(.96)	(2.16)	(.64)
Net gain (loss) on investments (realized and unrealized)	(6.94)	(6.06)	(27.16)	(79.64)	46.44
Total from investment operations	(7.35)	(6.74)	(28.12)	(81.80)	45.80
Less distributions from:
Net investment income	—	—	—	—	(8.44)
Net realized gains	—	—	—	(.04)	(58.88)
Total distributions	—	—	—	(.04)	(67.32)
Net asset value, end of period	$13.91	$21.26	$28.00	$56.12	$137.96

Total Return[b]	(34.57%)	(24.07%)	(50.11%)	(59.29%)	23.72%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,059	$2,886	$2,798	$2,107	$1,509
Ratios to average net assets:
Net investment income (loss)	(2.46%)	(2.65%)	(2.39%)	(2.44%)	(0.35%)
Total expenses	2.57%	2.73%	2.56%	2.59%	3.08%
Portfolio turnover rate	—	—	—	—	174%

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL REPORT | 91

Inverse Russell 2000® 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,
H-Class	2012	2011[c]	2010[c]	2009[c]	2008[c]
Per Share Data
Net asset value, beginning of period	$22.26	$29.12	$58.08	$142.00	$161.48
Income (loss) from investment operations:
Net investment income (loss)[a]	(0.30)	(.51)	(.72)	(1.52)	.76
Net gain (loss) on investments (realized and unrealized)	(7.42)	(6.35)	(28.24)	(82.36)	47.08
Total from investment operations	(7.72)	(6.86)	(28.96)	(83.88)	47.84
Less distributions from:
Net investment income	—	—	—	—	(8.44)
Net realized gains	—	—	—	(.04)	(58.88)
Total distributions	—	—	—	(.04)	(67.32)
Net asset value, end of period	$14.54	$22.26	$29.12	$58.08	$142.00

Total Return[b]	(34.68%)	(23.56%)	(49.86%)	(59.07%)	24.71%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$13,462	$23,518	$25,103	$41,895	$38,460
Ratios to average net assets:
Net investment income (loss)	(1.75%)	(1.94%)	(1.66%)	(1.70%)	0.42%
Total expenses	1.86%	1.97%	1.81%	1.83%	2.32%
Portfolio turnover rate	—	—	—	—	174%

[a]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[b]	Total return does not reflect the impact of any applicable sales charges.
[c]	Per share amounts for years ended December 31, 2008–December 31, 2010 and the period January 1, 2011 through December 2, 2011 have been restated to reflect 1:4 share split effective December 2, 2011.

92 | THE RYDEX FUNDS ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS

1. Organization and Significant Accounting Policies Organization

The Rydex Dynamic Funds (the “Trust”) is registered with the SEC under the Investment Company Act of 1940 (“1940 Act”) as a non-diversified, open-ended investment company, and is authorized to issue an unlimited number of no par value shares. The Trust offers three separate classes of shares, A-Class shares, C-Class shares, and H-Class shares. Sales of shares of each Class are made without a front-end sales charge at the net asset value per share (“NAV”), with the exception of A-Class Shares. A-Class shares are sold at the NAV, plus the applicable front-end sales charge. The sales charge varies depending on the amount purchased, but will not exceed 4.75%. A-Class share purchases of $1 million or more are exempt from the front-end sales charge but have a 1% contingent deferred sales charge (“CDSC”) if shares are redeemed within 12 months of purchase. C-Class shares have a 1% CDSC if shares are redeemed within 12 months of purchase.

At December 31, 2012, the Trust consisted of eight separate funds: the S&P 500 2x Strategy Fund, the Inverse S&P 500 2x Strategy Fund, the NASDAQ-100® 2x Strategy Fund, the Inverse NASDAQ-100® 2x Strategy Fund, the Dow 2x Strategy Fund, the Inverse Dow 2x Strategy Fund, the Russell 2000® 2x Strategy Fund, and the Inverse Russell 2000® 2x Strategy Fund (the “Funds”).

Guggenheim Investments (“GI”) provides advisory services, and Rydex Fund Services, LLC (“RFS”) provides transfer agent, administrative and accounting services to the Trust. Guggenheim Distributors, LLC (”GDL”) acts as principal underwriter for the Trust. GI, RFS and GDL are affiliated entities.

Significant Accounting Policies

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

A. The Trust calculates a NAV twice each business day; at 10:45 a.m. and at the close of the New York Stock Exchange (“NYSE”), usually 4:00 p.m. The NAV is calculated using the current market value of each Fund’s total assets, as of the respective time of calculation. These financial statements are based on the December 31, 2012, afternoon NAV.

Equity securities listed on an exchange (NYSE or American Stock Exchange) are valued at the last quoted sales price as of the close of business on the NYSE, usually 4:00 p.m. on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date.

The value of futures contracts purchased and sold is accounted for using the unrealized gain or loss on the contracts that is determined by marking the contracts to their current realized settlement prices. Financial futures contracts are valued at the last quoted sales price on the valuation date for the morning pricing cycle. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the Official Settlement Price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation would provide a more accurate valuation.

Debt securities with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker/dealer supplied valuations or are obtained from independent pricing services, which may consider the trade activity, treasury spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Short-term debt securities with a maturity of 60 days or less at acquisition and repurchase agreements are valued at amortized cost, which approximates market value.

The value of equity index swap agreements entered into by a Fund is accounted for using the unrealized gain or loss on the agreements. For the afternoon pricing cycle, the agreements are marked at the close of the NYSE to the relevant index or, if there is an afternoon trade, to the “fill”. The swap’s market values are then adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreements.

Investments for which market quotations are not readily available are fair valued as determined in good faith by GI under the direction of the Board of Trustees using methods established or ratified by the Board of Trustees. These methods include, but are not limited to: (i) obtaining general information as to how these securities and assets trade; (ii) in connection with futures contracts and options thereupon, and other derivative investments, obtaining information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market; and (iii) obtaining other information and considerations, including current values in related markets.

THE RYDEX FUNDS ANNUAL REPORT | 93

NOTES TO FINANCIAL STATEMENTS (continued)

B. Security transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Proceeds from lawsuits related to investment holdings are recorded as realized gains in the respective Fund. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries. Taxable non-cash dividends are recorded as dividend income. Interest income, including amortization of premiums and accretion of discounts, is accrued on a daily basis. Distributions received from investments in REITs are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distribution by the issuer.

C. Distributions of net investment income and net realized gains, if any, are declared and paid at least annually. Distributions are recorded on the ex-dividend date and are determined in accordance with income tax regulations which may differ from U.S. GAAP.

D. Upon entering into a futures contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is affected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

E. Swap agreements are marked-to-market daily and the change, if any, is recorded as unrealized gain or loss. Payments received or made as a result of an agreement or termination of the agreement are recognized as realized gains or losses.

F. Certain U.S. Government and Agency Obligations are traded on a discount basis; the interest rates shown on the Schedules of Investments reflect the effective rates paid at the time of purchase by the Funds. Other securities bear interest at the rates shown, payable at fixed dates through maturity.

G. The Funds may leave cash overnight in their cash account with the custodian, U.S. Bank. Periodically, a Fund may have cash due to the custodian bank as an overdraft balance. A fee is incurred on this overdraft, calculated by multiplying the overdraft by a rate based on the federal funds rate.

Segregated cash with the broker is held as collateral for investments in derivative instruments such as futures contracts or swap agreements.

H. Interest and dividend income, most expenses, all realized gains and losses, and all unrealized gains and losses are allocated to the Classes based upon the value of the outstanding shares in each Class. Certain costs, such as distribution fees relating to A-Class shares and H-Class shares and service and distribution fees related to C-Class shares, are charged directly to specific Classes. In addition, certain expenses have been allocated to the individual Funds in the Trust on a pro rata basis upon the respective aggregate net assets of each Fund included in the Trust.

I. Throughout the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or their affiliates that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

2. Financial Instruments

As part of their investment strategy, the Funds utilize a variety of derivative instruments including futures and swap agreements. These investments involve, to varying degrees, elements of market risk and risks in excess of the amounts recognized in the Statements of Assets and Liabilities.

A futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities or other instruments at a set price for delivery at a future date. There are significant risks associated with a Fund’s use of futures contracts and related options, including (i) there may be an imperfect or no correlation between the changes in market value of the underlying asset and the prices of futures contracts; (ii) there may not be a liquid secondary market for a futures contract; (iii) trading restrictions or limitations may be imposed by an exchange; and (iv) government regulations may restrict trading in futures contracts. When investing in futures, there is minimal counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

94 | THE RYDEX FUNDS ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (continued)

A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. A Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. Additionally, there is no guarantee that a Fund or an underlying fund could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party.

In conjunction with the use of futures and swap agreements, the Funds are required to maintain collateral in various forms. The Funds use, where appropriate, depending on the financial instrument utilized and the broker involved, margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes, or the repurchase agreements allocated to each Fund.

The Trust has established counterparty credit guidelines and enters into transactions only with financial institutions of investment grade or better. The Trust monitors the counterparty credit risk.

3. Fees and Other Transactions with Affiliates

Under the terms of an investment advisory contract, the Trust pays GI investment advisory fees calculated at an annualized rate of 0.90% of the average daily net assets of each of the Funds.

RFS provides transfer agent and administrative services to the Funds for fees calculated at an annualized rate of 0.25% of the average daily net assets of each of the Funds. RFS also provides accounting services to the Funds for fees calculated at an annualized rate of 0.15% of the average daily net assets of each Fund.

RFS engages external service providers to perform other necessary services for the Trust, such as audit and accounting related services, legal services, custody, printing and mailing, etc., on a pass-through basis. Such expenses are allocated to various Funds within the complex based on relative net assets.

The Trust has adopted a Distribution Plan applicable to A-Class shares and H-Class shares for which GDL and other firms that provide distribution and/or shareholder services (“Service Providers”) may receive compensation. If a Service Provider provides distribution services, the Fund will pay distribution fees to GDL at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 of the 1940 Act. GDL, in turn, will pay the Service Provider out of its fees. GDL may, at its discretion, retain a portion of such payments to compensate itself for distribution services.

The Trust has adopted a separate Distribution and Shareholder Services Plan applicable to its C-Class shares that allows the Funds to pay annual distribution and service fees of 1.00% of the Funds’ C-Class shares average daily net assets. The annual 0.25% service fee compensates the shareholder’s financial advisor for providing ongoing services to the shareholder. The annual distribution fee of 0.75% reimburses GDL for paying the shareholder’s financial advisor an ongoing sales commission. GDL advances the first year’s service and distribution fees to the financial advisor. GDL retains the service and distribution fees on accounts with no authorized dealer of record.

For the year ended December 31, 2012, GDL retained sales charges of $41,988 relating to sales of A-Class shares of the Trust.

Certain officers and trustees of the Trust are also officers of GI, RFS and GDL.

4. Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. A three-tier hierarchy is utilized to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Funds’ investments. The inputs are summarized in the three broad levels listed below:

Level 1 —	quoted prices in active markets for identical securities.

Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 —	significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

THE RYDEX FUNDS ANNUAL REPORT | 95

NOTES TO FINANCIAL STATEMENTS (continued)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the Funds’ net assets at December 31, 2012:

	Level 1	Level 1	Level 2	Level 2	Level 3
	Investments	Other Financial	Investments	Other Financial	Investments
	In Securities	Instruments*	In Securities	Instruments*	In Securities	Total
Assets
S&P 500 2x Strategy Fund	$64,904,112	$281,559	$52,075,697	$942,900	$—	$118,204,268
Inverse S&P 500 2x Strategy Fund	—	—	53,858,961	393,264	—	54,252,225
NASDAQ-100® 2x Strategy Fund	118,384,407	315,979	21,878,108	2,485,585	—	143,064,079
Inverse NASDAQ-100® 2x Strategy Fund	—	207,987	33,699,126	—	—	33,907,113
Dow 2x Strategy Fund	16,893,945	—	2,807,392	121,289	—	19,822,626
Inverse Dow 2x Strategy Fund	—	25,892	12,872,177	6,614	—	12,904,683
Russell 2000® 2x Strategy Fund	36,572,134	253,947	17,531,991	828,016	—	55,186,088
Inverse Russell 2000® 2x Strategy Fund	—	22,813	17,245,539	—	—	17,268,352
Liabilities
S&P 500 2x Strategy Fund	$—	$—	$—	$35,815	$—	$35,815
Inverse S&P 500 2x Strategy Fund	—	119,556	—	625,982	—	745,538
Inverse NASDAQ-100® 2x Strategy Fund	—	—	—	850,925	—	850,925
Dow 2x Strategy Fund	—	10,289	—	2,025	—	12,314
Inverse Dow 2x Strategy Fund	—	—	—	71,941	—	71,941
Inverse Russell 2000® 2x Strategy Fund	—	—	—	402,745	—	402,745

* Other financial instruments may include futures contracts and/or swaps, which are reported as unrealized gain/loss at period end.

For the year ended December 31, 2012, there were no transfers between levels.

5. Repurchase Agreements

The Funds transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by obligations of the U.S. Treasury and U.S. Government Agencies. The collateral is in the possession of the Funds’ custodian and is evaluated to ensure that its market value exceeds, at a minimum, 102% of the original face amount of the repurchase agreements. Each Fund holds a pro rata share of the collateral based on the dollar amount of the repurchase agreement entered into by each Fund.

At December 31, 2012, the repurchase agreements in the joint account were as follows:

Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
Mizuho Financial Group, Inc.			U.S. Treasury Bills
0.14%			0.00%
Due 01/02/13	$124,209,023	$124,209,989	05/23/13 – 11/14/13	$126,749,500	$126,693,204
Credit Suisse Group			U.S. Treasury Note
0.12%			2.50%
Due 01/02/13	56,554,288	56,554,665	03/31/15	54,297,600	57,685,420

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. The Funds’ investment advisor, acting under the supervision of the Board of Trustees, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.

6. Derivative Investment Holdings Categorized by Risk Exposure

U.S. GAAP requires disclosures to enable investors to better understand how and why the Funds use derivative instruments, how these derivative instruments are accounted for and their effects on the Funds’ financial position and results of operations.

96 | THE RYDEX FUNDS ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (continued)

During the year ended December 31, 2012, the Funds sought to gain exposure to their respective benchmarks by investing in financial-linked derivative instruments, including swap agreements and futures. The following table represents the notional amount of derivative instruments outstanding, as an approximate percentage of the Funds’ net assets on a daily basis.

	Approximate percentage of
	Fund’s net assets on a daily basis
Fund	Long	Short
S&P 500 2x Strategy Fund	120%	—
Inverse S&P 500 2x Strategy Fund	—	200%
NASDAQ-100® 2x Strategy Fund	120%	—
Inverse NASDAQ-100® 2x Strategy Fund	—	200%
Dow 2x Strategy Fund	125%	—
Inverse Dow 2x Strategy Fund	—	200%
Russell 2000® 2x Strategy Fund	125%	—
Inverse Russell 2000® 2x Strategy Fund	—	200%

The following is a summary of the location of derivative investments on the Funds’ Statements of Assets and Liabilities as of December 31, 2012:

Derivative Investment Type	Asset Derivatives	Liability Derivatives
Equity contracts	Variation margin	Variation margin
	Unrealized appreciation on swap agreements	Unrealized depreciation on swap agreements

The following table sets forth the fair value of the Funds’ derivative investments categorized by primary risk exposure at December 31, 2012:

Asset Derivative Investments Value
	Futures	Swaps	Total Value at
	Equity	Equity	December 31,
Fund	Contracts*	Contracts	2012
S&P 500 2x Strategy Fund	$281,559	$942,900	$1,224,459
Inverse S&P 500 2x Strategy Fund	—	393,264	393,264
NASDAQ-100® 2x Strategy Fund	315,979	2,485,585	2,801,564
Inverse NASDAQ-100® 2x Strategy Fund	207,987	—	207,987
Dow 2x Strategy Fund	—	121,289	121,289
Inverse Dow 2x Strategy Fund	25,892	6,614	32,506
Russell 2000® 2x Strategy Fund	253,947	828,016	1,081,963
Inverse Russell 2000® 2x Strategy Fund	22,813	—	22,813

Liability Derivative Investments Value
	Futures	Swaps	Total Value at
	Equity	Equity	December 31,
Fund	Contracts*	Contracts	2012
S&P 500 2x Strategy Fund	$—	$35,815	$35,815
Inverse S&P 500 2x Strategy Fund	119,556	625,982	745,538
Inverse NASDAQ-100® 2x Strategy Fund	—	850,925	850,925
Dow 2x Strategy Fund	10,289	2,025	12,314
Inverse Dow 2x Strategy Fund	—	71,941	71,941
Inverse Russell 2000® 2x Strategy Fund	—	402,745	402,745

* Includes cumulative appreciation (depreciation) of futures contracts as reported on the Schedules of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

The following is a summary of the location of derivative investments on the Funds’ Statements of Operations for the year ended December 31, 2012:

Derivative Investment Type	Location of Gain (Loss) on Derivatives
Equity contracts	Net realized gain (loss) on swap agreements
Net realized gain (loss) on futures contracts
Net change in unrealized appreciation (depreciation) on swap agreements
Net change in unrealized appreciation (depreciation) on futures contracts

THE RYDEX FUNDS ANNUAL REPORT | 97

NOTES TO FINANCIAL STATEMENTS (continued)

The following is a summary of the Funds’ realized gain (loss) and change in unrealized appreciation (depreciation) on derivative investments recognized on the Statements of Operations categorized by primary risk exposure for the year ended December 31, 2012:

Realized Gain (Loss) on Derivative Investments Recognized in the Statements of Operations
	Futures	Swaps
	Equity	Equity
Fund	Contracts	Contracts	Total
S&P 500 2x Strategy Fund	$3,979,513	$14,506,890	$18,486,403
Inverse S&P 500 2x Strategy Fund	(11,504,725)	(20,311,435)	(31,816,160)
NASDAQ-100® 2x Strategy Fund	12,388,497	26,622,145	39,010,642
Inverse NASDAQ-100® 2x Strategy Fund	(2,536,320)	(13,548,358)	(16,084,678)
Dow 2x Strategy Fund	1,680,643	2,176,372	3,857,015
Inverse Dow 2x Strategy Fund	(2,671,076)	(3,760,689)	(6,431,765)
Russell 2000® 2x Strategy Fund	(641,859)	12,343,065	11,701,206
Inverse Russell 2000® 2x Strategy Fund	(2,590,256)	(3,396,086)	(5,986,342)

Change in Unrealized Appreciation (Depreciation) on Derivative Investments Recognized in the Statements of Operations
	Futures	Swaps
	Equity	Equity
Fund	Contracts	Contracts	Total
S&P 500 2x Strategy Fund	$191,680	$1,544,160	$1,735,840
Inverse S&P 500 2x Strategy Fund	(204,453)	(851,124)	(1,055,577)
NASDAQ-100® 2x Strategy Fund	(324,427)	2,973,685	2,649,258
Inverse NASDAQ-100® 2x Strategy Fund	184,062	(1,208,830)	(1,024,768)
Dow 2x Strategy Fund	(342,711)	280,783	(61,928)
Inverse Dow 2x Strategy Fund	21,437	(206,538)	(185,101)
Russell 2000® 2x Strategy Fund	(127,827)	943,723	815,896
Inverse Russell 2000® 2x Strategy Fund	(12,374)	(726,601)	(738,975)

7. Federal Income Tax Information

The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Funds from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax is required.

Tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds’ tax positions taken, or to be taken, on Federal income tax returns for all open tax years (fiscal years 2009 – 2012), and has concluded that no provision for income tax is required in the Funds’ financial statements.

The RIC Modernization Act of 2010 was signed into law on December 22, 2010 and simplified some of the tax provisions applicable to regulated investment companies and the tax reporting to their shareholders, and improved the tax efficiency of certain fund structures. The changes were generally effective for taxable years beginning after the date of enactment.

One of the more prominent changes addresses capital loss carryforwards. Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. Under pre-enactment law, capital losses could be carried forward for eight years, and carried forward as short-term capital, irrespective of the character of the original loss. As a result of this ordering rule, pre-enactment capital loss carryforwards may potentially expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

98 | THE RYDEX FUNDS ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (continued)

Tax basis capital losses in excess of capital gains are carried forward to offset future net capital gains. For the year ended December 31, 2012, the following capital loss carryforward amounts expired, were used, or were permanently lost due to loss limitation rules in Section 382 of the Internal Revenue Code:

Fund	Amount
S&P 500 2x Strategy Fund	$25,434,842
Inverse S&P 500 2x Strategy Fund	128,415,799
NASDAQ-100® 2x Strategy Fund	45,277,109
Inverse Nasdaq 100 2X Strategy Fund	27,288,987
Dow 2x Strategy Fund	4,017,501
Russell 2000® 2x Strategy Fund	11,789,586

The tax character of distributions paid during the year ended December 31, 2012 was as follows:

	Ordinary	Long-Term	Total
Fund	Income	Capital Gain	Distributions
S&P 500 2x Strategy Fund	$—	$—	$—
Inverse S&P 500 2x Strategy Fund	—	—	—
NASDAQ-100® 2x Strategy Fund	—	—	—
Inverse NASDAQ-100® 2x Strategy Fund	—	—	—
Dow 2x Strategy Fund	—	—	—
Inverse Dow 2x Strategy Fund	—	—	—
Russell 2000® 2x Strategy Fund	—	—	—
Inverse Russell 2000® 2x Strategy Fund	—	—	—

The tax character of distributions paid during the year ended December 31, 2011 was as follows:

	Ordinary	Long-Term	Total
Fund	Income	Capital Gain	Distributions
S&P 500 2x Strategy Fund	$—	$—	$—
Inverse S&P 500 2x Strategy Fund	—	—	—
NASDAQ-100® 2x Strategy Fund	—	—	—
Inverse NASDAQ-100® 2x Strategy Fund	—	—	—
Dow 2x Strategy Fund	5,957	—	5,957
Inverse Dow 2x Strategy Fund	—	—	—
Russell 2000® 2x Strategy Fund	—	—	—
Inverse Russell 2000® 2x Strategy Fund	—	—	—

The tax character of distributable earnings/(accumulated losses) at December 31, 2012 was as follows:

	Undistributed	Undistributed	Net Unrealized
	Ordinary	Long-Term	Appreciation/	Capital Loss
Fund	Income	Capital Gain	Depreciation	Carryforward[1]
S&P 500 2x Strategy Fund	$—	$—	$32,173	$(46,825,581)
Inverse S&P 500 2x Strategy Fund	—	—	(230,372)	(445,502,638)
NASDAQ-100® 2x Strategy Fund	—	—	49,983,984	(83,435,024)
Inverse NASDAQ-100® 2x Strategy Fund	—	—	(850,925)	(432,509,486)
Dow 2x Strategy Fund	—	—	(980,028)	(16,169,087)
Inverse Dow 2x Strategy Fund	—	—	(65,326)	(58,710,874)
Russell 2000® 2x Strategy Fund	—	—	1,632,685	(10,824,909)
Inverse Russell 2000® 2x Strategy Fund	—	—	(402,745)	(104,498,792)

Note: Capital Loss Carryforward amounts may be limited due to Federal income tax regulations.

THE RYDEX FUNDS ANNUAL REPORT | 99

NOTES TO FINANCIAL STATEMENTS (continued)

1A summary of the expiration of the aforementioned capital loss carryforward is as follows:

									Total
	Expires in	Expires in	Expires in	Expires in	Expires in	Expires in	Unlimited		Capital Loss
Fund	2013	2014	2015	2016	2017	2018	Short-Term	Long-Term	Carryforward
S&P 500 2x Strategy Fund	$—	$—	$—	$(46,825,581)	$—	$—	$—	$—	$(46,825,581)
Inverse S&P 500 2x Strategy Fund	(58,089,386)	(104,028,982)	(22,695,519)	—	(68,859,274)	(116,286,366)	(62,859,205)	(12,683,906)	(445,502,638)
NASDAQ-100® 2x Strategy Fund	—	—	—	(83,435,024)	—	—	—	—	(83,435,024)
Inverse NASDAQ-100® 2x Strategy Fund	(38,003,206)	(95,162,970)	(111,374,734)	—	(100,324,296)	(50,483,391)	(34,725,833)	(2,435,056)	(432,509,486)
Dow 2x Strategy Fund	—	—	—	(8,450,640)	(7,718,447)	—	—	—	(16,169,087)
Inverse Dow 2x Strategy Fund	—	—	—	—	(25,983,806)	(19,579,661)	(11,557,624)	(1,589,783)	(58,710,874)
Russell 2000® 2x Strategy Fund	—	—	—	(8,973,024)	(1,851,885)	—	—	—	(10,824,909)
Inverse Russell 2000® 2x Strategy Fund	—	—	—	—	(53,655,098)	(28,383,576)	(18,778,929)	(3,681,189)	(104,498,792)

Net investment income and net realized gains (losses) may differ for financial statement and tax purposes because of temporary or permanent book/tax differences. These differences are primarily due to wash sales, mark-to-market of passive foreign investment companies, foreign currency gains and losses, and post-October losses. Additional differences may result from the tax treatment of net investment losses and expired capital loss carryforwards. To the extent these differences are permanent, reclassifications are made to the appropriate equity accounts in the period that the differences arise. These reclassifications have no effect on net assets or NAV per share.

On the Statements of Assets and Liabilities the following adjustments were made for permanent book/tax differences:

		Undistributed	Accumulated
	Paid In	Net Investment	Net Realized
Fund	Capital	Income	Gain (Loss)
S&P 500 2x Strategy Fund	$(725,538)	$719,936	$5,602
Inverse S&P 500 2x Strategy Fund	(129,954,843)	1,539,044	128,415,799
NASDAQ-100® 2x Strategy Fund	(1,955,186)	1,955,240	(54)
Inverse NASDAQ-100® 2x Strategy Fund	(28,070,743)	781,756	27,288,987
Dow 2x Strategy Fund	(363,425)	363,425	—
Inverse Dow 2x Strategy Fund	(404,794)	404,794	—
Russell 2000® 2x Strategy Fund	(381,229)	363,167	18,062
Inverse Russell 2000® 2x Strategy Fund	(512,519)	512,519	—

At December 31, 2012, the cost of securities for Federal income tax purposes, the aggregate gross unrealized gain for all securities for which there was an excess of value over tax cost and the aggregate gross unrealized loss for all securities for which there was an excess of tax cost over value, were as follows:

		Tax	Tax	Net
	Tax	Unrealized	Unrealized	Unrealized
Fund	Cost	Gain	Loss	Gain (Loss)
S&P 500 2x Strategy Fund	$117,854,721	$489,180	$(1,364,092)	$(874,912)
Inverse S&P 500 2x Strategy Fund	53,856,615	2,346	—	2,346
NASDAQ-100® 2x Strategy Fund	92,764,119	47,693,116	(194,720)	47,498,396
Inverse NASDAQ-100® 2x Strategy Fund	33,699,126	—	—	—
Dow 2x Strategy Fund	20,800,631	—	(1,099,294)	(1,099,294)
Inverse Dow 2x Strategy Fund	12,872,177	—	—	—
Russell 2000® 2x Strategy Fund	53,299,456	1,186,577	(381,908)	804,669
Inverse Russell 2000® 2x Strategy Fund	17,245,539	—	—	—

Pursuant to Federal income tax regulations applicable to investment companies, the Funds have elected to treat net capital losses as realized between November 1 and December 31 of each year as occurring on the first day of the following tax year. For the year ended December 31 2012, the following losses reflected in the accompanying financial statements were deferred for Federal income tax purposes until January 1, 2013:

Fund	Capital
Inverse S&P 500 2x Strategy Fund	$3,486,445
NASDAQ-100® 2x Strategy Fund	2,585,715
Inverse NASDAQ-100® 2x Strategy Fund	627,446
Dow 2x Strategy Fund	4,121,549
Inverse Russell 2000® 2x Strategy Fund	1,316,845

100 | THE RYDEX FUNDS ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (continued)

8. Securities Transactions

For the year ended December 31, 2012, the cost of purchases and proceeds from sales of investment securities, excluding government securities and short-term investments, were as follows:

Fund	Purchases	Sales
S&P 500 2x Strategy Fund	$312,071,646	$314,714,240
Inverse S&P 500 2x Strategy Fund	—	—
NASDAQ-100® 2x Strategy Fund	511,204,530	523,495,953
Inverse NASDAQ-100® 2x Strategy Fund	—	—
Dow 2x Strategy Fund	1,476,502,290	1,474,242,415
Inverse Dow 2x Strategy Fund	—	—
Russell 2000® 2x Strategy Fund	132,608,774	111,787,611
Inverse Russell 2000® 2x Strategy Fund	—	—

9. Line of Credit

The Trust, along with other affiliated trusts, secured an uncommitted, $75,000,000 line of credit from U.S. Bank, N.A., which expires June 15, 2013. This line of credit is reserved for emergency or temporary purposes. Borrowings, if any, under this arrangement bear interest equal to the Prime Rate, minus 2%, which shall be paid monthly, averaging 1.25% for the year ended December 31, 2012. The Funds did not have any borrowings under this agreement at December 31, 2012.

The average daily balances borrowed for the year ended December 31, 2012 were as follows:

Fund	Average Daily Balance
S&P 500 2x Strategy Fund	$174,249
NASDAQ-100® 2x Strategy Fund	56,847
Dow 2x Strategy Fund	6,986
Russell 2000® 2x Strategy Fund	19,598

10. Portfolio Securities Loaned

The Funds may lend their securities to approved brokers to earn additional income. Security lending income shown on the statement of operations is shown net of rebates paid to the borrowers and earnings on cash collateral investments shared with the lending agent. Within this arrangement, the Funds act as the lender, Credit Suisse acts as the lending agent, and other approved registered broker dealers act as the borrowers. The Funds receive cash collateral, valued at 102% of the value of the securities on loan. Under the terms of the Funds’ securities lending agreement with Credit Suisse, cash collateral is invested in one or more joint repurchase agreements collateralized by obligations of the U.S. Treasury or Government Agencies and cash. The Funds bear the risk of loss on cash collateral investments. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the Funds the next business day. Although the collateral mitigates the risk, the Funds could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. The Funds have the right under the securities lending agreement to recover the securities from the borrower on demand.

At December 31, 2012, the Funds participated in securities lending as follows:

	Value of	Cash
Fund	Securities Loaned	Collateral Received
S&P 500 2x Strategy Fund	$96,231	$97,840
NASDAQ 100® 2x Strategy Fund	508,269	511,095
Russell 2000® 2x Strategy Fund	586,820	596,026

THE RYDEX FUNDS ANNUAL REPORT | 101

NOTES TO FINANCIAL STATEMENTS (continued)

The following represents a breakdown of the collateral for the joint repurchase agreements at December 31, 2012:

Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
Merrill Lynch, Pierce, Fenner & Smith, Inc.			Fannie Mae
0.16%			1.00%
Due 01/02/13	$56,000,000	$56,000,498	09/20/17	$17,736,000	$17,748,238
			U.S. Treasury Note
			0.25%
			08/15/15	39,359,000	39,285,202
RBS Securities, Inc.			Freddie Mac
0.20%			1.00%
Due 01/02/13	35,542,000	35,542,395	03/08/17	10,481,300	10,618,396
			Fannie Mae
			6.25%
			05/15/29	13,845,000	20,014,471
			Federal Home Loan Bank
			0.375%
			10/18/13	7,935,000	7,947,298
			U.S. Treasury Note
			1.75%
			05/15/22	39,050,000	39,504,544
			Cash	38,815,000	38,815,000

11. Legal Proceedings

Tribune Company

Rydex Dynamic Funds has been named as a defendant and a putative member of the proposed defendant class of shareholders in the case entitled Official Committee of Unsecured Creditors of Tribune Co. v. FitzSimons (In re Tribune Co.), No. 12-2652 (S.D.N.Y.) (formerly Adv. Pro. No. 10-54010 (Bankr. D. Del.)) (the “FitzSimons action”), as a result of ownership of shares in the Tribune Company (“Tribune”) in 2007 by certain series of the Rydex Dynamic Funds when Tribune effected a leveraged buyout transaction (“LBO”) by which Tribune converted to a privately-held company. In its complaint, the Unsecured Creditors Committee (the “UCC”) has alleged that, in connection with the LBO, insiders and major shareholders were overpaid for their Tribune stock using financing that the insiders knew would, and ultimately did, leave the Tribune insolvent. The UCC has asserted claims against certain insiders, major shareholders, professional advisers, and others involved in the LBO, and is attempting to obtain from shareholders, including Rydex Dynamic Funds, the proceeds paid out in connection with the LBO.

In June 2011, a group of Tribune creditors, not including the UCC, filed multiple actions involving state law constructive fraudulent conveyance claims against former Tribune shareholders (the “SLCFC actions”). Rydex Dynamic Funds has been named as a defendant in one or more of these suits.

The FitzSimons action and the SLCFC actions have been consolidated with the majority of the other Tribune LBO-related lawsuits in a multidistrict litigation proceeding captioned In re Tribune Company Fraudulent Conveyance Litig., No. 11-md-2696 (S.D.N.Y.) (the “MDL Proceeding”). On November 6, 2012, the defendants moved to dismiss the SLCFC actions. On December 21, 2012, the plaintiffs filed a memorandum in opposition to the motion to dismiss. On February 4, 2013, the defendants filed a reply in support of the motion to dismiss. The Court has not issued a decision on the motion.

None of these lawsuits allege any wrongdoing on the part of Rydex Dynamic Funds. The following series of Rydex Dynamic Funds held shares of Tribune and tendered these shares as part of Tribune’s LBO: S&P 500 2x Strategy Fund (the “Fund”). The value of the proceeds received by the foregoing Fund was $52,020. At this stage of the proceedings, Rydex Dynamic Funds is not able to make a reliable predication as to the outcome of these lawsuits or the effect, if any, on a Fund’s net asset value.

12. Subsequent Event

Distributor name change

Effective January 1, 2013, Rydex Distributors LLC, changed its name to Guggenheim Distributors, LLC. The name change marks another step in the business integration process following the acquisition of Rydex by Guggenheim announced last year. The name change should not result in any material change to the day-to-day management or operations of the funds.

102 | THE RYDEX FUNDS ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (concluded)

Fiscal Year End Change

The Trust’s Board of Trustees has approved a change in the Fund’s fiscal year end from December 31 to March 31. The change is effective as of February 14, 2013.

THE RYDEX FUNDS ANNUAL REPORT | 103

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders

of Rydex Dynamic Funds:

We have audited the accompanying statements of assets and liabilities of Rydex Dynamic Funds (comprising, the S&P 500 2x Strategy Fund, Inverse S&P 500 2x Strategy Fund, NASDAQ-100® 2x Strategy Fund, Inverse NASDAQ-100® 2x Strategy Fund, Dow 2x Strategy Fund, Inverse Dow 2x Strategy Fund, Russell 2000® 2x Strategy Fund and Inverse Russell 2000® 2x Strategy Fund) (the “Funds”), including the schedules of investments, as of December 31, 2012, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2012, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective portfolios constituting the Rydex Dynamic Funds at December 31, 2012, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

McLean, Virginia

February 27, 2013

104 | THE RYDEX FUNDS ANNUAL REPORT

OTHER INFORMATION (Unaudited)

Proxy Voting Information

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to securities held in the Funds’ portfolios is available, without charge and upon request, by calling 1.800.820.0888. This information is also available from the EDGAR database on the SEC’s website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1.800.820.0888. This information is also available from the EDGAR database on the SEC’s website at http://www.sec.gov.

Quarterly Portfolio Schedules Information

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q; which are available on the SEC’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Copies of the portfolio holdings are also available to shareholders, without charge and upon request, by calling 1.800.820.0888.

Office Locations

The offices of Guggenheim Investments can be found in the following locations:

40 East 52nd Street

16th Floor

New York, NY 10022

(Headquarters)

Four Irvington Centre

805 King Farm Boulevard

Suite 600

Rockville, MD 20850

9401 Indian Creek Parkway

40 Corporate Woods

Suite 850

Overland Park, KS 66210

THE RYDEX FUNDS ANNUAL REPORT | 105

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)

A Board of Trustees oversees the Trust, as well as other trusts of GI, in which its members have no stated term of service, and continue to serve after election until resignation. The Statement of Additional Information includes further information about Fund Trustees and Officers, and can be obtained without charge by calling 800.820.0888.

All Trustees and Officers may be reached c/o Guggenheim Investments, 805 King Farm Boulevard, Suite 600, Rockville, MD 20850.

TRUSTEE AND OFFICER

Length of Service
Name and	as Trustee	Number of
Year of Birth	(Year Began)	Funds Overseen
Donald C. Cacciapaglia*	Rydex Series Funds – 2012	146
(1951)	Rydex Variable Trust – 2012
Rydex Dynamic Funds – 2012
Rydex ETF Trust – 2012

Principal Occupations During Past Five Years: Current: Security Investors, LLC: President and CEO from April 2012 to present; Guggenheim Investments: President and Chief Administrative Officer from February 2010 to present; Previous: Channel Capital Group, Inc.: Chairman and CEO from April 2002 to February 2010

Positions held within the Trust: Trustee from 2012 to present; President from 2012 to present

INDEPENDENT TRUSTEES
Length of Service
Name and	as Trustee	Number of
Year of Birth	(Year Began)	Funds Overseen
Corey A. Colehour	Rydex Series Funds – 1993	146
(1945)	Rydex Variable Trust – 1998
Rydex Dynamic Funds – 1999
Rydex ETF Trust – 2003

Principal Occupations During Past Five Years: Current: Retired; Previous: President and Senior Vice President of Schield Management Company (registered investment adviser) from 2003 to 2006

Positions held within the Trust: Trustee from 1993 to present; Member of the Audit and Governance and Nominating Committees from 1995 to present

J. Kenneth Dalton	Rydex Series Funds – 1995	146
(1941)	Rydex Variable Trust – 1998
	Rydex Dynamic Funds – 1999
	Rydex ETF Trust – 2003

Principal Occupations During Past Five Years: Current: Retired

Positions held within the Trust: Trustee from 1995 to present; Member and Chairman of the Audit Committee from 1997 to present; Member of the Governance and Nominating Committees from 1995 to present; and Member of the Risk Oversight Committee from 2010 to present

John O. Demaret	Rydex Series Funds – 1997	146
(1940)	Rydex Variable Trust – 1998
	Rydex Dynamic Funds – 1999
	Rydex ETF Trust – 2003

Principal Occupations During Past Five Years: Current: Retired

Positions held within the Trust: Trustee from 1997 to present; Chairman of the Board from 2006 to present; Member of the Audit Committee from 1997 to present; and Member of the Risk Oversight Committee from 2010 to present

106 | THE RYDEX FUNDS ANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited) (continued)

INDEPENDENT TRUSTEES – concluded

Length of Service
Name and	as Trustee	Number of
Year of Birth	(Year Began)	Funds Overseen
Werner E. Keller	Rydex Series Funds – 2005	146
(1940)	Rydex Variable Trust – 2005
Rydex Dynamic Funds – 2005
Rydex ETF Trust – 2005

Principal Occupations During Past Five Years: Current: Founder and President of Keller Partners, LLC (investment research firm) from 2005 to present; Previous: Retired from 2001 to 2005

Positions held within the Trust: Vice Chairman of the Board of Trustees from 2010 to present; Trustee and Member of the Audit and Governance and Nominating Committees from 2005 to present; and Chairman and Member of the Risk Oversight Committee from 2010 to present

Thomas F. Lydon, Jr.	Rydex Series Funds – 2005	146
(1960)	Rydex Variable Trust – 2005
	Rydex Dynamic Funds – 2005
	Rydex ETF Trust – 2005

Principal Occupations During Past Five Years: Current: President of Global Trends Investments (registered investment adviser) from 1996 to present

Positions held within the Trust: Trustee and Member of the Audit and Governance and Nominating Committees from 2005 to present

Patrick T. McCarville	Rydex Series Funds – 1997	146
(1942)	Rydex Variable Trust – 1998
	Rydex Dynamic Funds – 1999
	Rydex ETF Trust – 2003

Principal Occupations During Past Five Years: Current: Retired; Previous: Chief Executive Officer of Par Industries, Inc., d/b/a Par Leasing from 1977 to 2010

Positions held within the Trust: Trustee from 1997 to present; Member of the Audit Committee from 1997 to present; and Chairman of the Governance and Nominating Committees from 1997 to present

Roger Somers	Rydex Series Funds – 1993	146
(1944)	Rydex Variable Trust – 1998
	Rydex Dynamic Funds – 1999
	Rydex ETF Trust – 2003

Principal Occupations During Past Five Years: Current: Founder and Chief Executive Officer of Arrow Limousine from 1965 to present

Positions held within the Trust: Trustee from 1993 to present; Member of the Audit and Governance and Nominating Committees from 1995 to present

EXECUTIVE OFFICERS

Name, Position and	Principal Occupations
Year of Birth	During Past Five Years

Michael P. Byrum* Vice President (1970)	Current: President, Security Benefit Asset Management Holdings, LLC; Senior Vice President, Security Investors, LLC; President & Chief Investment Officer, Rydex Holdings, LLC; Director & Chairman of the Board, Advisor Research Center, Inc.; and Manager, Rydex Specialized Products, LLC

Previous: Guggenheim Distributors, LLC (f/k/a Rydex Distributors, LLC), Vice President (2009); Rydex Fund Services, LLC, Director (2009–2010), Secretary (2002–2010), Executive Vice President (2002–2006); Rydex Advisors, LLC (f/k/a PADCO Advisors, Inc.), Director (2008–2010), Chief Investment Officer (2006–2010), President (2004–2010), Secretary (2002–2010); Rydex Advisors II, LLC (f/k/a PADCO Advisors II, Inc.), Director (2008–2010), Chief Investment Officer (2006–2010), President (2004–2010), Secretary (2002–2010); Rydex Capital Partners, LLC, President & Secretary (2003–2007); Rydex Capital Partners II, LLC, (2003–2007); Rydex Holdings, LLC (f/k/a Rydex Holdings, Inc.), Secretary (2005–2008), Executive Vice President (2005–2006); Advisor Research Center, Inc., Secretary (2006–2009), Executive Vice President (2006); and Rydex Specialized Products, LLC, Secretary (2005–2008)

THE RYDEX FUNDS ANNUAL REPORT | 107

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited) (concluded)

EXECUTIVE OFFICERS – concluded
Name, Position and	Principal Occupations
Year of Birth	During Past Five Years

Nikolaos Bonos* Vice President and Treasurer (1963)	Current: Senior Vice President, Security Investors, LLC; Chief Executive Officer & Manager, Rydex Specialized Products, LLC; Chief Executive Officer & President, Rydex Fund Services, LLC; Vice President, Rydex Holdings, LLC; Treasurer, SBL Fund; Security Equity Fund; Security Income Fund; Security Large Cap Value Fund & Security Mid Cap Growth Fund; and Vice President, Security Benefit Asset Management Holdings, LLC

Previous: Security Global Investors, LLC, Senior Vice President (2010–2011); Rydex Advisors, LLC (f/k/a PADCO Advisors, Inc.) Senior Vice President (2006–2011); Rydex Fund Services, LLC (f/k/a Rydex Fund Services, Inc.), Director (2009) & Senior Vice President (2003–2006); and Rydex Specialized Products, LLC, Chief Financial Officer (2005–2009)

Elisabeth Miller* Chief Compliance Officer (1968)	Current: Chief Compliance Officer, Rydex Series Funds, Rydex Dynamic Funds, Rydex Variable Trust, Rydex ETF Trust, Security Equity Fund, Security Income Fund, Security Large Cap Value Fund, Security Mid Cap Growth Fund, SBL Fund, Security Investors, LLC, and Guggenheim Distributors, LLC

Previous: Senior Manager, Security Investors, LLC and Guggenheim Distributors, LLC (2004–2009)

Amy J. Lee* Vice President and Assistant Secretary (1961)	Current: Senior Vice President & Secretary, Security Investors, LLC; Secretary & Chief Compliance Officer, Security Distributors, Inc.; Vice President, Associate General Counsel & Assistant Secretary, Security Benefit Life Insurance Company and Security Benefit Corporation; Associate General Counsel, First Security Benefit Life Insurance and Annuity of New York; Vice President & Secretary, SBL Fund; Security Equity Fund; Security Income Fund; Security Large Cap Value Fund & Security Mid Cap Growth Fund; Vice President & Secretary, Rydex Holdings, LLC Secretary, Advisor Research Center, Inc., Rydex Specialized Products, LLC, Guggenheim Distributors, LLC and Rydex Fund Services, LLC; and Assistant Secretary, Security Benefit Clinic and Hospital

Previous: Security Global Investors, LLC, Senior Vice President & Secretary (2007–2011); Rydex Advisors, LLC (f/k/a PADCO Advisors, Inc.) & Rydex Advisors II, LLC (f/k/a PADCO Advisors II, Inc.), Senior Vice President & Secretary (2010–2011); and Brecek & Young Advisors, Inc., Director (2004–2008)

Joseph M. Arruda* Assistant Treasurer (1966)	Current: Assistant Treasurer, SBL Fund; Security Equity Fund; Security Income Fund; Security Large Cap Value Fund & Security Mid Cap Growth Fund; Vice President, Security Investors, LLC; and Chief Financial Officer & Manager, Rydex Specialized Products, LLC

Previous: Security Global Investors, LLC, Vice President (2010–2011); and Rydex Advisors, LLC (f/k/a PADCO Advisors, Inc.) & Rydex Advisors II, LLC (f/k/a PADCO Advisors II, Inc.), Vice President (2004–2011)

*	Officers of the Funds are deemed to be “interested persons” of the Trust, within the meaning of Section 2(a)(19) of the 1940 Act, inasmuch as this person is affiliated with Guggenheim Investments.

108 | THE RYDEX FUNDS ANNUAL REPORT

GUGGENHEIM INVESTMENTS PRIVACY POLICIES

Rydex Funds, Guggenheim Funds, Rydex Investments, Guggenheim Distributors, LLC., Security Investors, LLC, Security Distributors, Inc. and Rydex Advisory Services (Collectively “Guggenheim Investments”)

Our Commitment to You

When you become a Guggenheim Investments investor, you entrust us with not only your hard-earned money but also with personal and financial information about you. We recognize that your relationship with us is based on trust and that you expect us to act responsibly and in your best interests. Because we have access to this private information about you, we hold ourselves to the highest standards in its safekeeping and use. This means, most importantly, that we do not sell client information to anyone—whether it is your personal information or if you are a current or former Guggenheim Investments client.

The Information We Collect About You

In the course of doing business with shareholders and investors, we collect nonpublic personal information about you. You typically provide personal information when you complete a Guggenheim Investments account application or when you request a transaction that involves Rydex and Guggenheim Investments funds or one of the Guggenheim Investments affiliated companies. “Nonpublic personal information” is personally identifiable private information about you. For example, it includes information regarding your name and address, Social Security or taxpayer identification number, assets, income, account balance, bank account information and investment activity (e.g., purchase and redemption history).

How We Handle Your Personal Information

As emphasized above, we do not sell information about current or former clients or their accounts to third parties. Nor do we share such information, except when necessary to complete transactions at your request or to make you aware of related investment products and services that we offer. Additional details about how we handle your personal information are provided below. To complete certain transactions or account changes that you direct, it may be necessary to provide identifying information to companies, individuals or groups that are not affiliated with Guggenheim Investments. For example, if you ask to transfer assets from another financial institution to Guggenheim Investments, we will need to provide certain information about you to that company to complete the transaction. To alert you to other Guggenheim Investments investment products and services, we may share your information within the Guggenheim Investments family of affiliated companies. This would include, for example, sharing your information within Guggenheim Investments so we can make you aware of new Rydex and Guggenheim Investments funds or the services offered through another Guggenheim Investments affiliated company. In certain instances, we may contract with nonaffiliated companies to perform services for us. Where necessary, we will disclose information we have about you to these third parties. In all such cases, we provide the third party with only the information necessary to carry out its assigned responsibilities and only for that purpose. And we require these third parties to treat your private information with the same high degree of confidentiality that we do. In certain instances, we may share information with other financial institutions regarding individuals and entities in response to the U.S.A. Patriot Act. Finally, we will release information about you if you direct us to do so, if we are compelled by law to do so or in other circumstances permitted by law.

Opt Out Provisions

We do not sell your personal information to anyone. The law allows you to “opt out” of only certain kinds of information sharing with third parties. The firm does not share personal information about you with any third parties that triggers this opt-out right. This means YOU ARE ALREADY OPTED OUT.

How We Protect Privacy Online

Our concern for the privacy of our shareholders also extends to those who use our web site, guggenheiminvestments.com. Our web site uses some of the most secure forms of online communication available, including encryption technology, Secure Socket Layer (SSL) protocol, firewalls and user names and passwords. These technologies provide a high level of security and privacy when you access your account information or initiate online transactions. The Guggenheim Investments web site offers customized features that require our use of “http cookies”—tiny pieces of information that we ask your browser to store. However, we make very limited use of these cookies. We only use cookies for session management and security features on the Guggenheim Investments web site. We do not use them to pull data from your hard drive, to learn your email address, or to view data in cookies created by other web sites. We will not share the information in our cookies or give others access to it. See the legal information area on our web site for more details about web site security and privacy features.

THE RYDEX FUNDS ANNUAL REPORT | 109

GUGGENHEIM INVESTMENTS PRIVACY POLICIES (concluded)

How We Safeguard Your Personal Information

We restrict access to nonpublic personal information about shareholders to our employees and in some cases to third parties (for example, the service providers described above) as permitted by law. We maintain strict physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

We’ll Keep You Informed

As required by federal law, we will notify shareholders of our privacy policy annually. We reserve the right to modify this policy at any time, but rest assured that if we do change it, we will tell you promptly. You will also be able to access our privacy policy from our web site at guggenheiminvestments.com. Should you have any questions regarding our privacy policy, contact us at 800.820.0888 or 301.296.5100.

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Item 2. Code of Ethics.

The registrant’s Board of Trustees has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. No substantive amendments were approved or waivers were granted to the Code during the period covered by this report. The Code is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert.

The registrant's Board of Trustees has determined that Werner Keller, an "independent" Trustee serving on the registrant's audit committee, is an "audit committee financial expert," as defined in Item 3 of Form N-CSR. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services.

(a) The aggregate Audit Fees billed by the Trust’s principal accountant, for the audit of the annual financial statements in connection with statutory and regulatory filings for the fiscal years ended December 31, 2012 and December 31, 2011 were $138,570 and $146,120, respectively.

(b) The aggregate Audit Related Fees by the Trust’s principal accountant billed for the fiscal years ended December 31, 2012 and December 31, 2011 were $0 and $0 respectively.

The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor to the Registrant’s investment adviser (not including any sub-investment adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant (“Service Affiliates”) which required pre-approval by the Audit Committee which related to the review of the transfer agent function for the fiscal years ended December 31, 2012 and December 31, 2011 were $35,000 and $30,000, respectively.

(c) The aggregate Tax Fees billed by the Trust’s principal accountant for professional services rendered for tax compliance, tax advice, and tax planning, including preparation of tax returns and distribution assistance, for the fiscal years ended December 31, 2012 and December 31, 2011 was $0 and $1,554, respectively.

(d) The aggregate All Other Fees billed by the Trust’s principal accountant for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) of this Item, for the fiscal years ended December 31, 2012 and December 31, 2011 were $0 and $0, respectively.

(e) The audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment advisor, and any entity controlling, controlled by, or under common control with the investment advisor that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such service is required between regularly scheduled audit committee meetings, the chairman of the audit committee, J. Kenneth Dalton, is authorized to pre-approve the service with full committee approval at the next scheduled meeting. There shall be no waivers of the pre-approval process. No services described in (b)-(d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) The aggregate non-audit fees billed by the registrant’s accountant for the most recent fiscal year and the preceding fiscal year for services rendered to the registrant, the investment advisor, and any entity controlling, controlled by, or under common control with the advisor that provides ongoing services to the registrant were $35,000 and $31,554, respectively. These aggregate fees were less than the aggregate fees billed for the same periods by the registrant’s principal accountant for audit services rendered to the registrant, the investment advisor, and any entity controlling, controlled by, or under common control with the advisor that provides ongoing services to the registrant.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. As such, the audit committee has considered these services in maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)	The registrant’s President (principal executive officer) and Treasurer (principal financial officer) have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective as of that date in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b)	The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

(a)(2) Separate certifications by the President (principal executive officer) and Treasurer (principal financial officer) of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are attached.

(b) A certification by the registrant’s President (principal executive officer) and Treasurer (principal financial officer) as required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)) is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Rydex Dynamic Funds

By (Signature and Title)*	/s/ Donald C. Cacciapaglia
Donald C. Cacciapaglia, President

Date	March 08, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Donald C. Cacciapaglia
Donald C. Cacciapaglia, President

Date	March 08, 2013

By (Signature and Title)*	/s/ Nikolaos Bonos
Nikolaos Bonos, Vice President and Treasurer

Date	March 08, 2013

* Print the name and title of each signing officer under his or her signature.